UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-21335

Exact name of registrant as specified in charter:
Optimum Fund Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders

Optimum Fund Trust

November 29, 2010

This brochure accompanies a semiannual report for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust. You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the Funds. Prospectuses for Optimum Fund Trust are available from your financial advisor, online at www.optimummutualfunds.com, or by phone at 800 914-0278. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Optimum Fund Trust represent past results, which are not a guarantee of future results. The return and principal value of an investment in a Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

Semiannual Report
September 30, 2010

Table of contents

> Disclosure of Fund expenses	1
> Sector/Country allocations and top 10 holdings	3
> Financial statements
Statements of net assets	7
Statements of assets and liabilities	48
Statements of operations	49
Statements of changes in net assets	50
Financial highlights	53
Notes to financial statements	77
> Other Fund information	93
> About the organization	94

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, the views expressed in this report are as of Sept. 30, 2010, and are subject to change at any time. Holdings are as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period April 1, 2010 to September 30, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2010 to September 30, 2010.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/10 to
	4/1/10	9/30/10	Ratio	9/30/10*
Actual Fund Return
Class A	$1,000.00	$1,065.80	1.35%	$ 6.99
Class B	1,000.00	1,062.00	2.00%	10.34
Class C	1,000.00	1,062.00	2.00%	10.34
Institutional Class	1,000.00	1,067.80	1.00%	5.18
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.35%	$ 6.83
Class B	1,000.00	1,015.04	2.00%	10.10
Class C	1,000.00	1,015.04	2.00%	10.10
Institutional Class	1,000.00	1,020.05	1.00%	5.06

Optimum International Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/10 to
	4/1/10	9/30/10	Ratio	9/30/10*
Actual Fund Return
Class A	$1,000.00	$1,012.40	1.75%	$ 8.83
Class B	1,000.00	1,008.90	2.40%	12.09
Class C	1,000.00	1,009.80	2.40%	12.09
Institutional Class	1,000.00	1,014.50	1.40%	7.07
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.29	1.75%	$ 8.85
Class B	1,000.00	1,013.04	2.40%	12.11
Class C	1,000.00	1,013.04	2.40%	12.11
Institutional Class	1,000.00	1,018.05	1.40%	7.08

*“Expenses Paid During Period” are equal to a Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(continues)       1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/10 to
	4/1/10	9/30/10	Ratio	9/30/10*
Actual Fund Return
Class A	$1,000.00	$985.00	1.61%	$ 8.01
Class B	1,000.00	982.30	2.26%	11.23
Class C	1,000.00	981.30	2.26%	11.23
Institutional Class	1,000.00	986.20	1.26%	6.27
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.00	1.61%	$ 8.14
Class B	1,000.00	1,013.74	2.26%	11.41
Class C	1,000.00	1,013.74	2.26%	11.41
Institutional Class	1,000.00	1,018.75	1.26%	6.38

Optimum Large Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/10 to
	4/1/10	9/30/10	Ratio	9/30/10*
Actual Fund Return
Class A	$1,000.00	$977.10	1.60%	$ 7.93
Class B	1,000.00	974.00	2.25%	11.13
Class C	1,000.00	973.90	2.25%	11.13
Institutional Class	1,000.00	978.40	1.25%	6.20
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.60%	$ 8.09
Class B	1,000.00	1,013.79	2.25%	11.36
Class C	1,000.00	1,013.79	2.25%	11.36
Institutional Class	1,000.00	1,018.80	1.25%	6.33

*“Expenses Paid During Period” are equal to a Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Optimum Small-Mid Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/10 to
	4/1/10	9/30/10	Ratio	9/30/10*
Actual Fund Return
Class A	$1,000.00	$982.10	1.90%	$ 9.44
Class B	1,000.00	978.40	2.55%	12.65
Class C	1,000.00	978.40	2.55%	12.65
Institutional Class	1,000.00	983.30	1.55%	7.71
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,015.54	1.90%	$ 9.60
Class B	1,000.00	1,012.28	2.55%	12.86
Class C	1,000.00	1,012.28	2.55%	12.86
Institutional Class	1,000.00	1,017.30	1.55%	7.84

Optimum Small-Mid Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/10 to
	4/1/10	9/30/10	Ratio	9/30/10*
Actual Fund Return
Class A	$1,000.00	$996.00	1.83%	$ 9.16
Class B	1,000.00	993.70	2.48%	12.39
Class C	1,000.00	992.70	2.48%	12.39
Institutional Class	1,000.00	997.10	1.48%	7.41
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,015.89	1.83%	$ 9.25
Class B	1,000.00	1,012.63	2.48%	12.51
Class C	1,000.00	1,012.63	2.48%	12.51
Institutional Class	1,000.00	1,017.65	1.48%	7.49

Sector allocations

Optimum Fixed Income Fund
As of September 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Sector	of Net Assets
Agency Collateralized Mortgage Obligations	10.48%
Agency Mortgage-Backed Securities	11.21%
Commercial Mortgage-Backed Securities	2.69%
Convertible Bonds	1.19%
Corporate Bonds	38.66%
Banking	5.88%
Basic Industry	4.15%
Brokerage	2.10%
Capital Goods	1.00%
Communications	5.98%
Consumer Cyclical	1.60%
Consumer Non-Cyclical	4.88%
Electric	3.03%
Energy	4.43%
Finance Companies	2.19%
Insurance	0.71%
Natural Gas	0.76%
Real Estate	0.92%
Technology	0.33%
Transportation	0.70%
Municipal Bonds	0.81%
Non-Agency Asset-Backed Securities	2.37%
Non-Agency Collateralized Mortgage Obligations	7.47%
Regional Bonds	1.86%
Senior Secured Loans	1.59%
Sovereign Bonds	8.57%
Supranational Banks	1.12%
U.S. Treasury Obligations	10.80%
Common Stock	0.05%
Preferred Stock	0.13%
Warrant	0.00%
Discount Note	6.63%
Securities Lending Collateral	5.06%
Total Value of Securities	110.69%
Obligation to Return Securities Lending Collateral	(5.19%)
Liabilities Net of Receivables and Other Assets	(5.50%)
Total Net Assets	100.00%

Country/Sector allocations

Optimum International Fund
As of September 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Country	of Net Assets
Common Stock by Country	94.61%
Australia	3.53%
Austria	0.20%
Belgium	0.52%
Brazil	1.62%
Canada	7.42%
China	4.59%
Denmark	1.30%
Finland	0.39%
France	6.82%
Germany	6.93%
Gibraltar	0.26%
Indonesia	0.76%
Ireland	0.61%
Italy	2.14%
Japan	16.01%
Malaysia	0.86%
Mexico	0.75%
Netherlands	2.19%
New Zealand	0.17%
Norway	0.85%
Philippines	0.29%
Republic of Korea	0.74%
Singapore	1.83%
South Africa	1.00%
Spain	3.85%
Sweden	0.78%
Switzerland	6.30%
Taiwan	2.43%
Thailand	0.65%
United Kingdom	17.74%
United States	1.08%
Exchange-Traded Fund	1.08%
Preferred Stock	0.97%
Warrant	0.00%
Discount Note	2.16%
Securities Lending Collateral	12.41%
Total Value of Securities	111.23%
Obligation to Return Securities Lending Collateral	(12.72%)
Receivables and Other Assets Net of Liabilities	1.49%
Total Net Assets	100.00%

Percentage
Common/Preferred Stock by Sector	of Net Assets
Automobiles & Components	3.06%
Banking & Finance	12.59%
Capital Goods	2.64%
Consumer Durables & Apparel	0.42%
Consumer Services	1.16%
Energy	10.45%
Food & Staples Retailing	8.05%
Food, Beverage & Tobacco	3.55%
Insurance	4.43%
Materials	11.48%
Media	2.02%
Pharmaceuticals & Biotechnology	7.67%
Real Estate	1.88%
Semiconductors	1.65%
Technology & Equipment	4.34%
Telecommunication Services	9.68%
Transportation & Shipping	5.97%
Utilities	4.54%
Total	95.58%

Sector allocations and top 10 holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund
As of September 30, 2010

Percentage
Sector	of Net Assets
Common Stock²	96.40%
Consumer Discretionary	19.94%
Consumer Staples	1.74%
Energy	7.82%
Financial Services	9.36%
Healthcare	7.31%
Materials & Processing	9.13%
Producer Durables	12.89%
Technology	28.21%
Exchange-Traded Fund	0.47%
Preferred Stock	0.15%
Discount Note	4.04%
Securities Lending Collateral	7.18%
Total Value of Securities	108.24%
Obligation to Return Securities Lending Collateral	(7.33%)
Liabilities Net of Receivables and Other Assets	(0.91%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	6.33%
Amazon.com	2.98%
Hewlett-Packard	2.43%
Google Class A	2.34%
Baidu ADR	2.07%
Union Pacific	1.85%
McDonald’s	1.79%
NIKE Class B	1.72%
Cisco Systems	1.61%
Praxair	1.55%

Optimum Large Cap Value Fund
As of September 30, 2010

Percentage
Sector	of Net Assets
Common Stock	98.54%
Consumer Discretionary	10.15%
Consumer Staples	10.00%
Energy	11.89%
Financials	19.22%
Healthcare	9.34%
Industrials	13.52%
Information Technology	10.54%
Materials	6.25%
Telecommunications	5.20%
Utilities	2.43%
Convertible Preferred Stock	0.17%
Discount Note	1.31%
Securities Lending Collateral	7.84%
Total Value of Securities	107.86%
Obligation to Return Securities Lending Collateral	(8.00%)
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
AT&T	3.03%
Chevron	2.89%
JPMorgan Chase	2.85%
International Business Machines	2.46%
Pfizer	2.32%
Travelers	2.02%
Lockheed Martin	1.84%
Intel	1.77%
Phillip Morris International	1.63%
Honeywell International	1.59%

(continues)       5

Sector allocations and top 10 holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund
As of September 30, 2010

Percentage
Sector	of Net Assets
Common Stock²	99.01%
Consumer Discretionary	21.65%
Consumer Staples	1.76%
Energy	4.55%
Financial Services	8.67%
Healthcare	14.38%
Materials & Processing	2.66%
Producer Durables	17.04%
Technology	26.14%
Utilities	2.16%
Warrants	0.00%
Discount Note	1.59%
Securities Lending Collateral	10.03%
Total Value of Securities	110.63%
Obligation to Return Securities Lending Collateral	(10.24%)
Liabilities Net of Receivables and Other Assets	(0.39%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Informatica	1.75%
Nordson	1.42%
Polycom	1.35%
Mettler-Toledo International	1.30%
Corrections Corp. of America	1.23%
Finisar	1.16%
tw telecom Class A	1.08%
Hanesbrands	1.08%
Regal-Beloit	1.04%
Crown Castle International	1.02%

Optimum Small-Mid Cap Value Fund
As of September 30, 2010

Percentage
Sector	of Net Assets
Common Stock	92.94%
Basic Industry	18.52%
Business Services	3.51%
Capital Spending	11.04%
Consumer Cyclical	6.77%
Consumer Services	7.48%
Consumer Staples	2.44%
Energy	6.50%
Financial Services	11.94%
Healthcare	4.75%
Real Estate	0.69%
Technology	16.38%
Transportation	1.13%
Utilities	1.79%
Discount Note	7.05%
Securities Lending Collateral	6.51%
Total Value of Securities	106.50%
Obligation to Return Securities Lending Collateral	(6.64%)
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Albany International	1.31%
Eastman Chemical	1.27%
Kennametal	1.25%
Checkpoint Systems	1.24%
Flextronics International	1.24%
Ferro	1.24%
Collective Brands	1.09%
Foot Locker	1.07%
Stanley Black & Decker	1.06%
Sonoco Products	1.01%

Statements of net assets

Optimum Fixed Income Fund
September 30, 2010 (Unaudited)

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations – 10.48%
Fannie Mae Grantor Trust
•	Series 1999-T2 A1
	7.50% 1/19/39	USD	24,799	$29,201
	Series 2001-T8 A2
	9.50% 7/25/41		13,192	16,160
	Series 2002-T4 A3
	7.50% 12/25/41		89,839	105,785
	Series 2004-T1 1A2
	6.50% 1/25/44		38,389	43,296
Fannie Mae REMICs
	Series 1996-46 ZA
	7.50% 11/25/26		22,506	25,185
	Series 1999-19 PH
	6.00% 5/25/29		611,733	666,216
	Series 2001-14 Z
	6.00% 5/25/31		44,812	49,459
	Series 2002-90 A1
	6.50% 6/25/42		17,527	19,767
	Series 2002-90 A2
	6.50% 11/25/42		65,241	73,580
	Series 2003-26 AT
	5.00% 11/25/32		1,165,000	1,253,830
	Series 2003-122 AJ
	4.50% 2/25/28		72,908	75,373
	Series 2005-22 HE
	5.00% 10/25/33		740,000	801,297
	Series 2005-29 QD
	5.00% 8/25/33		816,000	883,363
	Series 2005-54 AK
	4.50% 9/25/32		526,608	546,815
	Series 2005-94 YD
	4.50% 8/25/33		1,480,000	1,585,717
	Series 2005-110 MB
	5.50% 9/25/35		532,225	590,530
@	Series 2007-30 OE
	0.881% 4/25/37		9,984,857	8,578,572
	Series 2008-24 ZA
	5.00% 4/25/38		16,992,813	18,217,249
•@	Series 2009-2 AS
	5.444% 2/25/39		22,127,209	1,779,030
•@	Series 2009-68 SA
	6.494% 8/25/39		2,705,435	343,775
	Series 2009-94 AC
	5.00% 11/25/39		400,000	436,636
	Series 2010-41 PN
	4.50% 4/25/40		475,000	509,983
Fannie Mae Whole Loan
	Series 2004-W4 A5
	5.50% 6/25/34		3,000,000	3,218,906
	Series 2004-W9 2A1
	6.50% 2/25/44		47,593	53,676
	Series 2004-W11 1A2
	6.50% 5/25/44		135,363	152,664
	Series 2004-W15 1A1
	6.00% 8/25/44		205,298	223,583
Freddie Mac REMICs
	Series 1730 Z
	7.00% 5/15/24		144,110	166,898
	Series 2165 PE
	6.00% 6/15/29		637,722	694,818
	Series 2326 ZQ
	6.50% 6/15/31		260,100	293,587
	Series 2497 BM
	5.00% 2/15/22		53,197	53,979
	Series 2557 WE
	5.00% 1/15/18		732,415	813,806
	Series 2662 MA
	4.50% 10/15/31		116,814	122,914
	Series 2755 LE
	4.00% 9/15/30		557,000	588,711
	Series 2762 LG
	5.00% 9/15/32		2,000,000	2,159,300
	Series 2802 NE
	5.00% 2/15/33		700,000	757,502
	Series 2827 TE
	5.00% 4/15/33		1,335,000	1,447,513
	Series 2840 OE
	5.00% 2/15/33		1,800,000	1,947,333
	Series 2864 PE
	5.00% 6/15/33		1,095,000	1,188,417
	Series 2869 BG
	5.00% 7/15/33		224,000	241,501
	Series 2881 TE
	5.00% 7/15/33		1,080,000	1,175,976
	Series 2889 OG
	5.00% 5/15/33		117,000	126,063
	Series 2890 PC
	5.00% 7/15/30		265,000	277,756
	Series 2890 PD
	5.00% 3/15/33		1,265,000	1,366,401
	Series 2893 PD
	5.00% 2/15/33		65,000	70,365
	Series 2915 KD
	5.00% 9/15/33		447,000	483,612
	Series 2938 ND
	5.00% 10/15/33		1,050,000	1,134,326
	Series 2939 PD
	5.00% 7/15/33		665,000	722,751
	Series 2941 XD
	5.00% 5/15/33		2,690,000	2,896,486
	Series 2987 KG
	5.00% 12/15/34		1,430,000	1,550,457
	Series 3022 MB
	5.00% 12/15/28		215,622	221,586
	Series 3131 MC
	5.50% 4/15/33		445,000	482,656
	Series 3143 BC
	5.50% 2/15/36		8,000,000	8,565,000
	Series 3145 LN
	4.50% 10/15/34		1,090,580	1,168,141

(continues)       7

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICs
	•@ Series 3289 SA
	6.493% 3/15/37	USD	7,108,581	$957,617
	Series 3337 PB
	5.50% 7/15/30		505,000	521,271
	Series 3476 Z
	5.50% 7/15/38		11,262,510	12,294,633
	Series 3626 MA
	5.00% 2/15/30		3,490,103	3,703,360
	Series 3656 PM
	5.00% 4/15/40		770,000	841,917
w	Freddie Mac Structured Pass
	Through Securities
	Series T-54 2A
	6.50% 2/25/43		30,768	34,729
	Series T-58 2A
	6.50% 9/25/43		16,630	18,771
	GNMA
	•@ Series 2007-64 AI
	6.293% 10/20/37		24,285,175	2,576,662
	•@ Series 2008-65 SB
	5.743% 8/20/38		8,925,571	901,642
	•@ Series 2009-2 SE
	5.563% 1/20/39		23,359,012	2,107,121
	Series 2010-113 KE
	4.50% 9/20/40		1,170,000	1,218,263
	Total Agency Collateralized
	Mortgage Obligations
	(cost $85,349,152)			96,173,489

Agency Mortgage-Backed Securities – 11.21%
	Fannie Mae
	5.50% 1/1/13		76,194	77,448
	5.50% 3/1/37		462,104	490,147
	5.50% 7/1/37		1,189,832	1,262,037
	6.50% 8/1/17		65,702	71,042
•	Fannie Mae ARM
	3.044% 10/1/33		55,962	58,631
	4.994% 8/1/35		185,611	197,332
	5.131% 11/1/35		275,619	294,501
	5.915% 8/1/37		480,350	516,501
	5.94% 7/1/37		391,062	417,527
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33		19,829	20,763
	5.00% 1/1/34		78,748	82,457
	5.00% 2/1/34		26,731	27,990
	5.00% 8/1/34		65,512	68,597
	5.00% 11/1/34		118,122	123,684
	5.00% 4/1/35		165,264	173,046
	5.00% 10/1/35		121,525	127,248
	5.00% 1/1/36		353,633	370,286
	Fannie Mae S.F. 15 yr
	4.50% 8/1/18		527,251	560,027
	4.50% 7/1/20		1,276,455	1,355,807
	5.00% 5/1/21		146,912	156,883
	Fannie Mae S.F. 15 yr TBA
	4.00% 10/1/25		2,965,000	3,094,719
	4.00% 11/1/25		4,600,000	4,791,184
	4.50% 11/1/25		1,135,000	1,192,104
	5.50% 10/1/25		3,865,000	4,157,592
	Fannie Mae S.F. 20 yr
	5.50% 7/1/24		536,277	577,521
	5.50% 10/1/24		167,239	180,101
	5.50% 12/1/24		562,297	605,542
	5.50% 8/1/28		2,811,226	2,998,480
	Fannie Mae S.F. 30 yr
	4.00% 2/1/40		5,862,725	6,033,172
	4.50% 3/1/39		379,434	395,801
	5.00% 12/1/36		377,491	399,042
	5.00% 12/1/37		279,169	294,103
	5.00% 1/1/38		470,595	495,770
	5.00% 2/1/38		218,263	229,927
	5.50% 12/1/32		342,120	367,799
	5.50% 7/1/33		890,489	956,772
	5.50% 12/1/33		137,545	147,783
	5.50% 4/1/34		2,094,545	2,247,345
	5.50% 5/1/34		618,753	664,809
	5.50% 6/1/34		745,289	799,367
	5.50% 7/1/34		1,233,110	1,322,583
	5.50% 2/1/35		3,640,510	3,925,721
	5.50% 9/1/36		1,624,311	1,742,170
	6.00% 9/1/36		367,621	398,836
	6.00% 8/1/38		1,992,406	2,141,364
	6.50% 11/1/33		28,871	32,142
	6.50% 2/1/36		518,255	574,297
	6.50% 3/1/36		909,902	1,001,503
	6.50% 6/1/36		1,031,467	1,133,627
	6.50% 2/1/38		1,251,551	1,366,110
	7.00% 2/1/38		314,925	350,698
	7.00% 3/1/38		627,575	698,862
	7.50% 3/1/32		1,397	1,595
	7.50% 4/1/32		5,122	5,851
	7.50% 6/1/32		2,106	2,406
	Fannie Mae S.F. 30 yr TBA
	4.00% 10/1/40		9,470,000	9,733,379
	4.00% 11/1/40		2,390,000	2,449,750
	4.50% 10/1/40		3,020,000	3,144,575
	5.00% 10/1/40		4,100,000	4,315,250
	6.00% 10/1/40		4,395,000	4,720,502
•	Freddie Mac ARM
	2.643% 12/1/33		106,721	110,860
	3.357% 4/1/34		7,688	8,077
	5.499% 2/1/38		1,139,314	1,221,053
	5.677% 7/1/36		171,511	180,959
	5.711% 5/1/37		693,364	737,537
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		3,156	3,294
	Freddie Mac S.F. 15 yr
	4.50% 5/1/20		701,925	745,779
	5.00% 6/1/18		236,523	252,615

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 15 yr TBA
	5.00% 11/1/25	USD	4,500,000	$4,766,486
	Freddie Mac S.F. 20 yr
	5.50% 10/1/23		436,847	467,023
	5.50% 8/1/24		102,299	109,365
	Freddie Mac S.F. 30 yr
	5.00% 7/1/38		518,593	545,173
	6.50% 11/1/33		59,628	66,030
	6.50% 1/1/35		329,915	366,318
	6.50% 8/1/38		311,817	339,871
	7.00% 1/1/38		281,023	313,157
	Freddie Mac S.F. 30 yr TBA
	5.00% 10/1/40		265,000	278,333
	5.50% 10/1/40		4,260,000	4,518,263
	6.00% 10/1/40		7,550,000	8,093,833
	6.50% 10/1/40		2,755,000	2,999,506
	GNMA I S.F. 30 yr
	7.00% 12/15/34		539,143	604,061
	GNMA II 6.00% 4/20/34		33,538	36,647
	Total Agency Mortgage-
	Backed Securities
	(cost $99,882,555)			102,906,348

Commercial Mortgage-Backed Securities – 2.69%
#	American Tower Trust
	Series 2007-1A AFX
	144A 5.42% 4/15/37		420,000	461,531
	Bear Stearns Commercial
	Mortgage Securities
	• Series 2005-PW10 A4
	5.405% 12/11/40		875,000	950,440
	• Series 2005-T20 A4A
	5.296% 10/12/42		1,835,000	2,028,815
	• Series 2006-PW12 A4
	5.907% 9/11/38		895,000	999,158
	Series 2006-PW14 A4
	5.201% 12/11/38		1,000,000	1,055,751
	Series 2007-PW15 A4
	5.331% 2/11/44		630,000	648,249
	BOA Commercial
	Mortgage Securities
	• Series 2004-3 A5
	5.596% 6/10/39		415,000	452,457
	• Series 2005-1 A5
	5.324% 11/10/42		1,620,000	1,776,394
	• Series 2005-6 A4
	5.346% 9/10/47		1,615,000	1,778,013
	Series 2006-4 A4
	5.634% 7/10/46		1,070,000	1,158,274
•	Citigroup/Deutsche Bank
	Commercial Mortgage
	Trust Series 2005-CD1
	A4 5.396% 7/15/44		400,000	440,442
w	Commercial Mortgage Pass
	Through Certificates
	• Series 2005-C6 A5A
	5.116% 6/10/44		550,000	600,347
	Series 2006-C7 A2
	5.69% 6/10/46		260,000	263,791
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.681% 2/15/39		140,000	151,319
	Goldman Sachs Mortgage
	Securities II
	• Series 2004-GG2 A6
	5.396% 8/10/38		570,000	621,747
	Series 2005-GG4 A4
	4.761% 7/10/39		510,000	535,698
	Series 2005-GG4 A4A
	4.751% 7/10/39		1,215,000	1,306,454
	• Series 2006-GG6 A4
	5.553% 4/10/38		500,000	538,368
	•# Series 2007-GG10 J
	144A 6.002% 8/10/45		1,956,000	27,384
	# Series 2010-C1 A2
	144A 4.592% 9/1/40		710,000	761,758
•	Greenwich Capital
	Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36		265,000	290,442
	Series 2006-GG7 A4
	6.08% 7/10/38		1,140,000	1,249,057
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37		420,000	442,926
	Series 2002-C2 A2
	5.05% 12/12/34		465,000	494,639
	Series 2003-C1 A2
	4.985% 1/12/37		130,000	138,245
	• Series 2005-LDP5 A4
	5.363% 12/15/44		500,000	550,595
	Series 2007-LDPX A3
	5.42% 1/15/49		1,140,000	1,186,075
	Lehman Brothers-UBS
	Commercial
	Mortgage Trust
	Series 2002-C1 A4
	6.462% 3/15/31		242,119	255,874
	Series 2004-C1 A4
	4.568% 1/15/31		720,000	764,828
•	Morgan Stanley Capital I
	# Series 1999-FNV1 G
	144A 6.12% 3/15/31		13,124	13,449
	* Series 2007-T27 A4
	5.802% 6/13/42		1,310,000	1,453,061

(continues)       9

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
•#	Morgan Stanley
	Dean Witter Capital I
	Series 2001-TOP1 E
	144A 7.534% 2/15/33	USD	100,000	$91,045
#	OBP Depositor Trust
	Series 2010-OBP A
	144A 4.646% 7/15/45		585,000	632,774
	Wachovia Bank Commercial
	Mortgage Trust
	Series 2006-C28 A2
	5.50% 10/15/48		555,000	568,908
Total Commercial Mortgage-
	Backed Securities
	(cost $23,696,722)			24,688,308

Convertible Bonds – 1.19%
*	Advanced Micro Devices
	6.00% exercise price
	$28.08, expiration
	date 4/30/15		141,000	139,414
	Alaska Communications
	Systems Group
	5.75% exercise price
	$12.90, expiration
	date 3/1/13		305,000	306,525
	Alcatel-Lucent USA
	2.875% exercise price
	$15.35, expiration
	date 6/15/25		415,000	378,169
	Amgen 0.375%
	exercise price $79.48,
	expiration date 2/1/13		425,000	423,406
	ArvinMeritor
	4.00% exercise price
	$26.73, expiration
	date 2/15/27		115,000	105,225
	Bristow Group
	3.00% exercise price
	$77.34, expiration
	date 6/14/38		366,000	332,145
	Chesapeake Energy
	2.25% exercise price
	$85.89, expiration
	date 12/15/38		559,000	432,526
	#Digital Realty Trust 144A
	5.50% exercise price
	$42.49, expiration
	date 4/15/29		115,000	176,525
	Euronet Worldwide
	3.50% exercise price
	$40.48, expiration
	date 10/15/25		85,000	83,406
#	Gaylord Entertainment
	144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		275,000	360,250
	Health Care REIT
	4.75% exercise price
	$50.00, expiration
	date 7/15/27		395,000	439,438
f	Hologic
	2.00% exercise price
	$38.59, expiration
	date 12/15/37		591,000	549,629
	Intel
	2.95% exercise price
	$30.75, expiration
	date 12/15/35		300,000	298,125
*	International Game
	Technology 3.25%
	exercise price $19.97,
	expiration date 5/1/14		267,000	291,698
*	Jefferies Group
	3.875% exercise price
	$39.20, expiration
	date 11/1/29		307,000	310,454
	L-3 Communications
	Holdings 3.00%
	exercise price
	$98.94, expiration
	date 8/1/35		5,000	5,063
*	Leap Wireless International
	4.50% exercise price
	$93.21, expiration
	date 7/15/14		585,000	522,843
	Level 3 Communications
	5.25% exercise price
	$3.98, expiration
	date 12/15/11		101,000	101,505
#	Lexington Realty Trust
	144A 6.00% exercise
	price $7.09, expiration
	date 1/15/30		320,000	358,800
	LifePoint Hospitals
	3.50% exercise price
	$51.79, expiration
	date 5/14/14		353,000	353,000
	Linear Technology
	3.00% exercise price
	$45.36, expiration
	date 5/1/27		508,000	518,160
	Live Nation Entertainment
	2.875% exercise price
	$27.14, expiration
	date 7/14/27		430,000	369,800
	Medtronic 1.625%
	exercise price $54.79,
	expiration date 4/15/13		353,000	354,324
	National City
	4.00% exercise price
	$482.51, expiration
	date 2/1/11		770,000	780,587

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	National Retail Properties
	5.125% exercise price
	$25.42, expiration
	date 6/15/28	USD	415,000	$468,431
	NII Holdings
	3.125% exercise price
	$118.32, expiration
	date 6/15/12		245,000	238,875
#	Owens-Brockway Glass
	Container 144A
	3.00% exercise price
	$47.47, expiration
	date 5/28/15		199,000	196,015
	Rayonier TRS Holdings
	3.75% exercise price
	$54.81, expiration
	date 10/15/12		124,000	136,245
#	Rayonier TRS Holdings
	144A 4.50% exercise price
	$50.24, expiration
	date 8/15/15		180,000	215,775
	SanDisk
	1.00% exercise price
	$82.35, expiration
	date 5/15/13		175,000	161,438
	SBA Communications
	4.00% exercise price
	$30.38, expiration
	date 10/1/14		132,000	194,205
#	Sino-Forest 144A
	5.00% exercise price
	$20.29, expiration
	date 8/1/13		301,000	340,130
#	SVB Financial Group 144A
	3.875% exercise price
	$53.04, expiration
	date 4/15/11		271,000	275,743
	*Transocean
	1.50% exercise price
	$168.61, expiration
	date 12/15/37		388,000	381,695
	VeriSign
	3.25% exercise price
	$34.37, expiration
	date 8/15/37		269,000	291,529
Total Convertible Bonds
	(cost $10,175,725)			10,891,098

Corporate Bonds – 38.66%
Banking – 5.88%
	AgriBank 9.125% 7/15/19		800,000	993,842
*#	Banco do Brasil 144A
	6.00% 1/22/20		3,000,000	3,359,999
#	Banco Mercantil 144A
	4.375% 7/19/15		400,000	401,600
	•@ 6.862% 10/13/21		520,000	522,714
#	Banco Santander 144A
	3.75% 9/22/15		2,200,000	2,235,178
#	Bank Nederlandse
	Gemeenten 144A
	1.75% 10/6/15		820,000	815,757
	Bank of New York Mellon
	4.95% 3/15/15		600,000	670,926
	BB&T 5.25% 11/1/19		1,146,000	1,235,788
	BB&T Capital Trust II
	6.75% 6/7/36		1,310,000	1,399,379
	BOA
	* 3.70% 9/1/15		495,000	500,651
	6.10% 6/15/17		490,000	524,524
	Capital One Capital V
	10.25% 8/15/39		585,000	636,919
*	City National
	5.25% 9/15/20		755,000	771,293
@#	CoBank 144A
	7.875% 4/16/18		570,000	662,510
	Export-Import Bank of Korea
	5.125% 3/16/15		200,000	218,203
	* 5.125% 6/29/20		1,500,000	1,621,406
	5.50% 10/17/12		300,000	321,227
	5.875% 1/14/15		160,000	179,158
#	Export-Import Bank
	of Korea 144A
	• 1.343% 3/13/12		2,500,000	2,499,294
	5.25% 2/10/14		920,000	1,002,363
#	HSBC Bank 144A
	1.625% 8/12/13		2,300,000	2,310,539
	4.125% 8/12/20		2,300,000	2,342,214
	ICICI Bank 5.50% 3/25/15		2,100,000	2,215,500
#	ICICI Bank 144A
	5.50% 3/25/15		2,000,000	2,112,324
#	Intesa Sanpaolo 144A
	3.625% 8/12/15		1,900,000	1,924,696
	JPMorgan Chase
	4.40% 7/22/20		180,000	184,705
	7.00% 6/28/17	RUB	44,000,000	1,365,867
	JPMorgan Chase Capital
	XXV 6.80% 10/1/37	USD	2,192,000	2,234,900
	KeyBank 6.95% 2/1/28		1,220,000	1,288,806
	Korea Development Bank
	* 4.375% 8/10/15		255,000	270,794
	8.00% 1/23/14		1,375,000	1,609,605
#	National Agricultural
	Cooperative Federation
	144A 5.00% 9/30/14		373,000	399,858
•	National City Bank
	0.663% 6/7/17		325,000	292,314
	Oesterreichische Kontrollbank
	1.75% 10/5/15		595,000	596,648
	PNC Bank 6.875% 4/1/18		1,415,000	1,664,896

(continues)       11

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	PNC Funding
	5.25% 11/15/15	USD	150,000	$166,788
	5.625% 2/1/17		195,000	213,200
•#	PNC Preferred Funding
	Trust II 144A
	6.113% 3/29/49		1,600,000	1,169,349
•#	Rabobank Nederland 144A
	11.00% 12/29/49		1,240,000	1,616,773
	Rentenbank
	6.00% 7/15/14	AUD	526,000	513,968
	Silicon Valley Bank
	5.70% 6/1/12	USD	724,000	754,012
	6.05% 6/1/17		250,000	263,831
	SVB Financial Group
	5.375% 9/15/20		190,000	193,365
	UBS
	• 0.675% 4/18/16		800,000	780,000
	5.875% 12/20/17		2,000,000	2,266,342
	U.S. Bank North America
	4.95% 10/30/14		1,000,000	1,107,500
•	USB Capital IX
	6.189% 4/15/49		955,000	759,225
	Wachovia
	5.625% 10/15/16		465,000	517,978
•	Wells Fargo Capital XIII
	7.70% 12/29/49		1,860,000	1,939,050
	Zions Bancorp
	5.65% 5/15/14		186,000	184,601
	7.75% 9/23/14		150,000	159,075
				53,991,454
Basic Industry – 4.15%
	Alcoa 6.15% 8/15/20		890,000	916,736
*#	Algoma Acquisition 144A
	9.875% 6/15/15		304,000	272,460
	ArcelorMittal
	9.85% 6/1/19		1,080,000	1,390,280
#	Braskem Finance 144A
	7.00% 5/7/20		860,000	912,675
	Celulosa Arauco y
	Constitucion
	7.25% 7/29/19		1,100,000	1,308,610
#	Celulosa Arauco y
	Constitucion 144A
	5.00% 1/21/21		1,000,000	1,017,083
	Century Aluminum
	8.00% 5/15/14		280,650	278,545
	CF Industries
	7.125% 5/1/20		260,000	285,025
	Cliffs Natural Resources
	4.80% 10/1/20		500,000	508,520
	5.90% 3/15/20		360,000	395,948
	6.25% 10/1/40		455,000	451,617
	Compass Minerals International
	8.00% 6/1/19		268,000	284,415
#	CSN Resources 144A
	6.50% 7/21/20		3,400,000	3,642,249
	Cytec Industries
	8.95% 7/1/17		1,235,000	1,560,069
	Dow Chemical
	8.55% 5/15/19		1,705,000	2,156,336
	duPont (E.I.) deNemours
	3.625% 1/15/21		2,685,000	2,733,599
*#	Essar Steel Algoma 144A
	9.375% 3/15/15		40,000	40,400
*#	FMG Finance 144A
	10.625% 9/1/16		713,000	881,446
	Freeport McMoRan Copper
	& Gold 8.375% 4/1/17		430,000	480,596
#	Georgia-Pacific 144A
	8.25% 5/1/16		108,000	120,555
#	Gerdau Trade 144A
	5.75% 1/30/21		4,300,000	4,338,871
	Hexion US Finance
	8.875% 2/1/18		260,000	256,100
	* 9.75% 11/15/14		240,000	250,800
	International Paper
	9.375% 5/15/19		2,125,000	2,761,060
#	MacDermid 144A
	9.50% 4/15/17		286,000	300,300
	Newmont Mining
	5.125% 10/1/19		1,000,000	1,120,707
•	Noranda Aluminum
	Acquisition PIK
	5.373% 5/15/15		263,449	222,944
	Novelis 11.50% 2/15/15		203,000	232,943
*#	PE Paper Escrow 144A
	12.00% 8/1/14		100,000	115,680
=@	Port Townsend
	12.431% 8/27/12		86,471	62,691
	Reliance Steel & Aluminum
	6.85% 11/15/36		520,000	522,155
	Ryerson
	• 7.841% 11/1/14		127,000	118,904
	12.00% 11/1/15		237,000	245,295
	Smurfit Kappa Funding
	7.75% 4/1/15		197,000	199,955
	Steel Dynamics
	7.75% 4/15/16		404,000	422,180
	Teck Resources
	9.75% 5/15/14		431,000	531,805
	* 10.25% 5/15/16		220,000	267,595
	10.75% 5/15/19		123,000	155,125
	Vale Overseas
	6.875% 11/21/36		711,000	814,065
	6.875% 11/10/39		4,805,000	5,530,367
				38,106,706

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Brokerage – 2.10%
	Bear Stearns
	• 5.16% 12/7/12	AUD	2,130,000	$2,018,067
	7.25% 2/1/18	USD	2,000,000	2,439,844
*#	Cemex Finance 144A
	9.50% 12/14/16		270,000	273,024
	Citigroup
	• 2.384% 8/13/13		1,800,000	1,814,162
	6.125% 5/15/18		2,500,000	2,731,710
	8.50% 5/22/19		1,400,000	1,733,645
	E*Trade Financial PIK
	12.50% 11/30/17		370,000	423,650
	Goldman Sachs Group
	3.70% 8/1/15		155,000	158,757
	5.375% 3/15/20		2,180,000	2,302,010
	Jefferies Group
	6.25% 1/15/36		335,000	308,518
	6.45% 6/8/27		1,146,000	1,129,207
	Lazard Group
	6.85% 6/15/17		1,045,000	1,120,576
	7.125% 5/15/15		42,000	45,864
	Merrill Lynch
	6.875% 4/25/18		2,500,000	2,808,431
				19,307,465
Capital Goods – 1.00%
	Allied Waste North America
	6.875% 6/1/17		1,145,000	1,265,495
	7.125% 5/15/16		990,000	1,061,765
	AMH Holdings
	11.25% 3/1/14		171,000	179,550
	Anixter 10.00% 3/15/14		101,000	110,974
#	BAE Systems Holdings
	144A 4.95% 6/1/14		230,000	254,024
	Case New Holland
	7.75% 9/1/13		163,000	177,874
	Casella Waste Systems
	9.75% 2/1/13		299,000	302,738
	11.00% 7/15/14		6,000	6,600
*	Graham Packaging
	9.875% 10/15/14		232,000	241,860
	Intertape Polymer US
	8.50% 8/1/14		151,000	129,483
	L-3 Communications
	4.75% 7/15/20		895,000	940,539
	5.875% 1/15/15		4,000	4,110
#	Meccanica Holdings USA
	144A 6.25% 7/15/19		1,305,000	1,449,797
#	Noble Group 144A
	6.625% 8/5/20		429,000	450,427
*	NXP BV 9.50% 10/15/15		365,000	375,038
#	Plastipak Holdings 144A
	10.625% 8/15/19		201,000	224,115
	Ply Gem Industries
	13.125% 7/15/14		397,000	406,429
	Pregis 12.375% 10/15/13		347,000	350,470
*	RBS Global/Rexnord
	11.75% 8/1/16		212,000	227,900
	Solo Cup 8.50% 2/15/14		178,000	153,970
	Thermadyne Holdings
	11.25% 2/1/14		168,000	171,360
#	TriMas 144A
	9.75% 12/15/17		173,000	186,840
#	USG 144A 9.75% 8/1/14		55,000	57,613
#	Volvo-Votorantim Overseas
	Trading Operations
	144A 6.625% 9/25/19		431,000	455,783
				9,184,754
Communications – 5.98%
*	Affinion Group
	11.50% 10/15/15		117,000	124,166
	America Movil SAB de CV
	5.00% 3/30/20		993,000	1,075,952
	6.125% 3/30/40		250,000	279,548
*	American Tower
	5.05% 9/1/20		1,520,000	1,559,803
	AT&T
	* 5.80% 2/15/19		2,000,000	2,388,135
	6.50% 9/1/37		675,000	783,607
#	AT&T 144A 5.35% 9/1/40		790,000	796,682
*#	Charter Communications
	Operating 144A
	10.875% 9/15/14		360,000	409,500
	Cincinnati Bell
	7.00% 2/15/15		99,000	99,495
	Citizens Communications
	6.25% 1/15/13		78,000	82,095
*	Clear Channel
	Communications
	10.75% 8/1/16		156,000	122,460
#	Clearwire Communications
	144A 12.00% 12/1/15		647,000	700,680
*#	Columbus International
	144A 11.50% 11/20/14		460,000	510,508
	Comcast
	5.70% 5/15/18		1,000,000	1,146,419
	* 5.90% 3/15/16		1,800,000	2,081,702
#	COX Communications 144A
	* 6.25% 6/1/18		660,000	762,097
	6.45% 12/1/36		410,000	451,206
	6.95% 6/1/38		455,000	533,291
*	Cricket Communications
	9.375% 11/1/14		312,000	324,480
	Crown Castle International
	9.00% 1/15/15		80,000	88,600
*	CSC Holdings 6.75% 4/15/12		1,000	1,049
*	Deutsche Telekom
	International Finance
	6.00% 7/8/19		1,000,000	1,191,945

(continues)       13

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Digicel 144A
	8.25% 9/1/17	USD	100,000	$105,500
	12.00% 4/1/14		305,000	356,850
*#	Digicel Group 144A
	8.875% 1/15/15		170,000	174,250
	DirecTV Holdings
	* 4.60% 2/15/21		1,310,000	1,348,928
	7.625% 5/15/16		2,385,000	2,662,339
	DISH DBS 7.875% 9/1/19		443,000	478,994
	Global Crossing
	12.00% 9/15/15		318,000	360,930
	GXS Worldwide
	9.75% 6/15/15		474,000	474,593
*	Hughes Network
	Systems/Finance
	9.50% 4/15/14		244,000	253,760
	Intelsat Bermuda PIK
	11.50% 2/4/17		398	433
*	Intelsat Jackson Holdings
	11.25% 6/15/16		156,000	170,430
	Lamar Media
	* 6.625% 8/15/15		209,000	215,009
	6.625% 8/15/15		140,000	142,450
	Level 3 Financing
	9.25% 11/1/14		63,000	59,535
	10.00% 2/1/18		213,000	192,765
	LIN Television 6.50% 5/15/13		52,000	51,870
*#	MTS International Funding
	144A 8.625% 6/22/20		390,000	448,500
*#	Myriad International Holding
	144A 6.375% 7/28/17		300,000	312,180
#	NBC Universal 144A
	4.375% 4/1/21		1,495,000	1,516,381
	5.15% 4/30/20		1,635,000	1,769,039
	Nielsen Finance
	10.00% 8/1/14		174,000	183,788
	* 11.50% 5/1/16		130,000	148,200
	* 11.625% 2/1/14		126,000	143,640
	NII Capital 10.00% 8/15/16		316,000	361,030
	PAETEC Holding
	8.875% 6/30/17		157,000	164,850
	* 9.50% 7/15/15		268,000	274,700
*	Qwest 8.375% 5/1/16		2,375,000	2,820,312
#	Rainbow National Services
	144A 10.375% 9/1/14		113,000	118,085
	Rogers Communications
	6.68% 11/4/39	CAD	657,000	715,810
	Shaw Communications
	6.75% 11/9/39	CAD	1,028,000	1,055,566
#	Sinclair Television Group
	144A 9.25% 11/1/17	USD	216,000	232,740
#	Sirius XM Radio 144A
	9.75% 9/1/15		40,000	44,250
	Sprint Capital
	8.75% 3/15/32		397,000	418,835
	Symantec 4.20% 9/15/20		3,365,000	3,385,351
	Telecom Italia Capital
	5.25% 10/1/15		2,080,000	2,247,073
	6.175% 6/18/14		1,455,000	1,605,898
	Telefonica Emisiones
	5.134% 4/27/20		75,000	81,750
	6.421% 6/20/16		1,225,000	1,437,534
	Telesat Canada
	11.00% 11/1/15		467,000	530,045
	12.50% 11/1/17		85,000	100,725
	Terremark Worldwide
	12.00% 6/15/17		166,000	190,485
	Time Warner Cable
	6.75% 7/1/18		1,500,000	1,791,728
	8.25% 4/1/19		1,665,000	2,153,105
*#	Univision Communications
	144A 12.00% 7/1/14		209,000	229,639
*#	UPC Holding 144A
	9.875% 4/15/18		170,000	181,900
	Verizon Communications
	6.40% 2/15/38		1,245,000	1,444,930
	8.75% 11/1/18		1,500,000	2,044,241
*	Videotron Ltee
	6.375% 12/15/15		90,000	92,475
#	Videotron Ltee 144A
	7.125% 1/15/20	CAD	772,000	769,074
	Virgin Media Finance
	8.375% 10/15/19	USD	200,000	220,500
#	Vivendi 144A
	5.75% 4/4/13		1,275,000	1,388,847
	6.625% 4/4/18		935,000	1,086,586
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		260,000	292,663
	* 12.00% 12/1/15		150,000	159,563
	Windstream
	7.875% 11/1/17		3,000	3,143
	* 8.125% 8/1/13		103,000	112,270
#	XM Satellite Radio 144A
	13.00% 8/1/13		50,000	57,750
				54,897,237
Consumer Cyclical – 1.60%
*#	Allison Transmission 144A
	11.00% 11/1/15		354,000	385,860
*	American Axle &
	Manufacturing
	7.875% 3/1/17		149,000	148,441
	*ArvinMeritor
	8.125% 9/15/15		443,000	450,753
	Burlington Coat Factory
	Investment Holdings
	14.50% 10/15/14		553,000	593,092

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	CKE Restaurants 144A
	11.375% 7/15/18	USD	260,000	$267,800
	Corrections Corp. of America
	7.75% 6/1/17		354,000	382,320
#w	CVS Pass Through Trust
	144A 8.353% 7/10/31		1,828,354	2,272,171
#	Equinox Holdings 144A
	9.50% 2/1/16		40,000	41,100
	Federated Retail Holdings
	5.90% 12/1/16		763,000	816,409
*	Ford Motor 7.45% 7/16/31		725,000	759,437
	Ford Motor Credit
	12.00% 5/15/15		480,000	605,101
*	Global Cash Access/Finance
	8.75% 3/15/12		122,000	121,390
*	Harrah’s Operating
	10.00% 12/15/18		274,000	220,228
	Interface
	9.50% 2/1/14		46,000	47,783
	11.375% 11/1/13		138,000	157,320
#	Invista 144A 9.25% 5/1/12		6,000	6,090
	K Hovnanian Enterprises
	6.25% 1/15/15		133,000	100,415
	7.50% 5/15/16		217,000	144,305
	* 10.625% 10/15/16		222,000	223,388
	Landry’s Restaurants
	11.625% 12/1/15		108,000	114,480
	M/I Homes 6.875% 4/1/12		92,000	92,230
	MGM Resorts International
	* 7.50% 6/1/16		120,000	102,000
	11.125% 11/15/17		169,000	193,294
	* 11.375% 3/1/18		209,000	200,118
	Mobile Mini 6.875% 5/1/15		161,000	158,585
	Mohawk Industries
	6.875% 1/15/16		146,000	152,753
*	Mohegan Tribal
	Gaming Authority
	6.875% 2/15/15		176,000	97,900
	NCL 11.75% 11/15/16		59,000	66,375
	New Albertsons
	7.25% 5/1/13		66,000	67,650
	Norcraft 10.50% 12/15/15		154,000	161,700
	Norcraft Holdings
	9.75% 9/1/12		138,000	130,065
*	OSI Restaurant Partners
	10.00% 6/15/15		159,000	162,180
	Pinnacle Entertainment
	8.75% 5/15/20		415,000	410,850
@#	Pokagon Gaming
	Authority 144A
	10.375% 6/15/14		6,000	6,293
	Quiksilver 6.875% 4/15/15		325,000	309,563
*	Rite Aid 9.375% 12/15/15		116,000	100,630
	Royal Caribbean Cruises
	6.875% 12/1/13		7,000	7,403
	7.00% 6/15/13		250,000	264,063
*	Ryland Group
	8.40% 5/15/17		172,000	186,620
	Sally Holdings
	10.50% 11/15/16		229,000	251,900
#	Sealy Mattress 144A
	10.875% 4/15/16		61,000	69,388
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15		411,000	308,250
	Standard Pacific
	10.75% 9/15/16		248,000	271,560
#	Volkswagen International
	Finance 144A
	1.625% 8/12/13		2,800,000	2,816,522
	Wyndham Worldwide
	5.75% 2/1/18		275,000	276,279
				14,722,054
Consumer Non-Cyclical – 4.88%
	Abbott Laboratories
	4.125% 5/27/20		1,125,000	1,226,829
	Accellent 10.50% 12/1/13		230,000	233,450
	Alere 9.00% 5/15/16		335,000	346,725
	Alliance One International
	10.00% 7/15/16		297,000	322,988
	Altria Group
	9.70% 11/10/18		1,000,000	1,355,640
	Amgen 3.45% 10/1/20		1,100,000	1,109,711
	Anheuser-Busch InBev Worldwide
	* 5.00% 4/15/20		870,000	960,476
	5.375% 1/15/20		1,000,000	1,130,886
*	ARAMARK 8.50% 2/1/15		144,000	150,480
	Bausch & Lomb
	9.875% 11/1/15		230,000	245,813
*	Baxter International
	4.50% 8/15/19		1,695,000	1,885,218
	Biomet 11.625% 10/15/17		204,000	228,225
	Biomet PIK
	10.375% 10/15/17		158,000	176,170
	Bio-Rad Laboratories
	8.00% 9/15/16		146,000	159,140
#	Brambles USA 144A
	3.95% 4/1/15		1,490,000	1,546,808
	5.35% 4/1/20		490,000	525,987
	CareFusion 6.375% 8/1/19		2,085,000	2,484,971
	Covidien International Finance
	4.20% 6/15/20		1,820,000	1,943,660
	Dean Foods 6.90% 10/15/17		55,000	52,113
	DJO Finance 11.75% 11/15/14		60,000	63,150

(continues)       15

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Dole Food 144A
	8.00% 10/1/16	USD	123,000	$129,304
#	Genzyme 144A
	3.625% 6/15/15		830,000	881,126
	5.00% 6/15/20		1,650,000	1,838,263
	HCA 9.25% 11/15/16		198,000	214,830
	HCA PIK 9.625% 11/15/16		59,000	64,163
	Hospira 6.40% 5/15/15		1,795,000	2,082,342
	Ingles Markets
	8.875% 5/15/17		196,000	212,170
*	International CCE
	3.50% 9/15/20		1,230,000	1,225,375
*	Jarden 7.50% 1/15/20		30,000	31,350
	Kraft Foods
	5.375% 2/10/20		2,235,000	2,501,257
	*6.125% 2/1/18		1,500,000	1,771,176
	Life Technologies
	4.40% 3/1/15		115,000	122,795
	6.00% 3/1/20		1,945,000	2,207,353
	Medco Health Solutions
	4.125% 9/15/20		1,080,000	1,095,832
	7.125% 3/15/18		520,000	639,557
#	Novasep Holding 144A
	9.75% 12/15/16		485,000	375,875
	Pfizer 6.20% 3/15/19		2,730,000	3,367,042
	Philip Morris International
	5.65% 5/16/18		1,000,000	1,172,656
#	Radnet Management 144A
	10.375% 4/1/18		160,000	147,200
#	Roche Holdings 144A
	6.00% 3/1/19		1,985,000	2,408,847
*	RSC Equipment Rental
	10.25% 11/15/19		278,000	296,765
*	Select Medical
	7.625% 2/1/15		232,000	227,650
*	Smithfield Foods
	7.75% 7/1/17		285,000	290,344
#	Smithfield Foods 144A
	10.00% 7/15/14		117,000	135,135
*	Supervalu 8.00% 5/1/16		144,000	145,800
#	Tops Markets 144A
	10.125% 10/15/15		127,000	137,001
	Tyson Foods
	10.50% 3/1/14		213,000	257,464
•	US Oncology Holdings PIK
	6.737% 3/15/12		553,000	526,733
#	Viskase 144A
	9.875% 1/15/18		322,000	330,050
#	Woolworths 144A
	4.00% 9/22/20		580,000	592,344
	Yale University
	2.90% 10/15/14		1,115,000	1,181,535
*	Yankee Acquisition
	9.75% 2/15/17		258,000	269,610
	Zimmer Holdings
	4.625% 11/30/19		1,640,000	1,770,685
				44,798,069
Electric – 3.03%
	AES
	7.75% 3/1/14		29,000	31,175
	*8.00% 6/1/20		133,000	144,970
*#	AES 144A 8.75% 5/15/13		20,000	20,350
*	Ameren Illinois
	9.75% 11/15/18		2,195,000	2,945,464
#	American Transmission
	Systems 144A
	5.25% 1/15/22		1,225,000	1,357,890
*	Appalachian Power
	7.95% 1/15/20		1,000,000	1,310,652
#	Centrais Eletricas Brasileiras
	144A 6.875% 7/30/19		2,280,000	2,701,800
	CMS Energy
	4.25% 9/30/15		330,000	334,497
	6.55% 7/17/17		430,000	464,501
	8.75% 6/15/19		455,000	545,554
	Commonwealth Edison
	*4.00% 8/1/20		1,770,000	1,859,194
	5.80% 3/15/18		145,000	169,878
	Duke Energy
	5.05% 9/15/19		395,000	440,315
*	Duke Energy Carolinas
	5.30% 2/15/40		455,000	497,209
	Duquense Light Holdings
	5.50% 8/15/15		756,000	789,238
*	Dynegy Holdings
	7.75% 6/1/19		288,000	198,720
	8.375% 5/1/16		5,000	3,925
	Elwood Energy
	8.159% 7/5/26		289,012	273,117
#	Enel Finance International
	144A 3.875% 10/7/14		115,000	120,624
	Exelon Generation
	4.00% 10/1/20		1,090,000	1,093,384
	5.75% 10/1/41		525,000	528,565
	Florida Power
	5.65% 6/15/18		855,000	1,010,123
	Georgia Power
	4.75% 9/1/40		260,000	257,406
	Indiana Michigan Power
	7.00% 3/15/19		335,000	412,027
	Jersey Central Power & Light
	5.625% 5/1/16		80,000	90,779
	7.35% 2/1/19		1,000,000	1,243,742
#	Korea Electric Power 144A
	3.00% 10/5/15		940,000	940,606

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Midamerican Funding
	6.75% 3/1/11	USD	10,000	$10,255
*	Mirant Americas Generation
	8.50% 10/1/21		305,000	295,088
	Mirant North America
	7.375% 12/31/13		52,000	53,820
	NRG Energy 7.375% 2/1/16		213,000	219,656
	Oncor Electric Delivery
	7.00% 9/1/22		400,000	503,553
#	Oncor Electric Delivery 144A
	5.25% 9/30/40		180,000	184,039
	PacifiCorp 5.50% 1/15/19		1,060,000	1,249,346
#	Pedernales Electric Cooperative
	144A 6.202% 11/15/32		620,000	625,312
*	Pennsylvania Electric
	5.20% 4/1/20		1,695,000	1,855,408
	PPL Electric Utilities
	7.125% 11/30/13		435,000	510,606
	Public Service Co. of Oklahoma
	5.15% 12/1/19		1,170,000	1,282,393
•	Puget Sound Energy
	6.974% 6/1/67		295,000	276,179
	Virginia Electric & Power
	3.45% 9/1/22		940,000	942,535
				27,793,895
Energy – 4.43%
*	Anadarko Petroleum
	6.375% 9/15/17		1,030,000	1,136,621
	Antero Resources Finance
	9.375% 12/1/17		122,000	130,235
	Berry Petroleum
	10.25% 6/1/14		227,000	257,078
	BP Capital Markets
	•0.423% 4/11/11		1,000,000	996,979
	2.375% 12/14/11		300,000	301,302
	2.75% 2/27/12		100,000	100,763
	3.625% 5/8/14		500,000	517,666
	4.75% 3/10/19		160,000	167,599
*	Chesapeake Energy
	9.50% 2/15/15		175,000	203,438
	Complete Production Service
	8.00% 12/15/16		301,000	311,535
	Copano Energy
	7.75% 6/1/18		218,000	221,270
	Ecopetrol 7.625% 7/23/19		355,000	431,325
*•	Enbridge Energy Partners
	8.05% 10/1/37		725,000	739,994
	Energy Transfer Partners
	9.70% 3/15/19		2,040,000	2,710,543
#	ENI 144A 4.15% 10/1/20		800,000	812,304
	Forest Oil 7.25% 6/15/19		122,000	125,355
*	Gazprom 10.50% 3/25/14		1,500,000	1,802,474
#	Gazprom 144A
	8.146% 4/11/18		100,000	117,500
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		639,000	650,183
*#	Hercules Offshore 144A
	10.50% 10/15/17		289,000	241,315
#	Hilcorp Energy I 144A
	7.75% 11/1/15		150,000	152,250
	Holly 9.875% 6/15/17		217,000	230,834
*	Key Energy Services
	8.375% 12/1/14		419,000	444,140
	Kinder Morgan
	Energy Partners
	5.95% 2/15/18		1,000,000	1,131,081
	6.55% 9/15/40		210,000	230,490
	9.00% 2/1/19		1,020,000	1,330,203
#	Linn Energy 144A
	8.625% 4/15/20		125,000	133,125
#	Lukoil International Finance
	144A 7.25% 11/5/19		230,000	251,850
#	Midcontinent Express
	Pipeline 144A
	5.45% 9/15/14		810,000	865,352
	6.70% 9/15/19		410,000	450,605
#	Murray Energy 144A
	10.25% 10/15/15		162,000	168,885
*#	New World Resources
	144A 7.875% 5/1/18	EUR	192,000	274,197
	Nexen 7.50% 7/30/39	USD	1,185,000	1,460,861
*#	NFR Energy 144A
	9.75% 2/15/17		190,000	190,950
#	NGPL PipeCo 144A
	6.514% 12/15/12		2,000,000	2,127,965
*	Noble Energy
	8.25% 3/1/19		1,180,000	1,537,398
	Noble Holding International
	4.90% 8/1/20		1,210,000	1,303,585
	OPTI Canada
	7.875% 12/15/14		105,000	79,538
	*8.25% 12/15/14		185,000	141,525
	Petrobras International Finance
	5.75% 1/20/20		410,000	455,938
	*5.875% 3/1/18		45,000	50,229
	Petrohawk Energy
	7.875% 6/1/15		281,000	295,753
	10.50% 8/1/14		78,000	88,725
#	Petroleos Mexicanos 144A
	6.625% 6/15/35		440,000	482,869
	Petroleum Development
	12.00% 2/15/18		167,000	186,205
	Plains All American Pipeline
	8.75% 5/1/19		1,230,000	1,563,610
	Pride International
	6.875% 8/15/20		730,000	798,438
	8.50% 6/15/19		330,000	384,450

(continues)       17

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Quicksilver Resources
	7.125% 4/1/16	USD	348,000	$345,390
	Range Resources
	8.00% 5/15/19		157,000	172,308
#	Rockies Express Pipeline 144A
	6.25% 7/15/13		1,000,000	1,087,122
	6.85% 7/15/18		500,000	552,082
*#	SandRidge Energy 144A
	9.875% 5/15/16		386,000	400,475
#	SEMCO Energy 144A
	5.15% 4/21/20		1,455,000	1,593,659
	Total Capital
	2.30% 3/15/16		1,160,000	1,165,795
	4.45% 6/24/20		265,000	290,568
	TransCanada Pipelines
	3.80% 10/1/20		700,000	716,859
	•6.35% 5/15/67		1,310,000	1,226,461
	Transocean 6.50% 11/15/20		870,000	949,280
	Weatherford International
	5.125% 9/15/20		525,000	537,739
	6.75% 9/15/40		860,000	899,301
	9.625% 3/1/19		465,000	607,532
#	Woodside Finance 144A
	4.50% 11/10/14		800,000	859,277
	8.125% 3/1/14		430,000	506,135
				40,696,513
Finance Companies – 2.19%
#	BM&FBovespa 144A
	5.50% 7/16/20		200,000	213,948
#	CDP Financial 144A
	4.40% 11/25/19		1,260,000	1,344,741
	5.60% 11/25/39		880,000	992,339
	City National Capital Trust I
	9.625% 2/1/40		950,000	989,319
#	Crown Castle Towers 144A
	4.883% 8/15/20		1,920,000	1,987,507
#	ERAC USA Finance 144A
	5.25% 10/1/20		1,365,000	1,460,797
	FTI Consulting
	7.75% 10/1/16		5,000	5,225
	General Electric Capital
	•2.71% 2/2/11	NOK	3,500,000	593,456
	6.00% 8/7/19	USD	2,780,000	3,133,466
	General Electric Capital
	Australia Funding
	•4.93% 11/15/11	AUD	500,000	475,411
	•4.98% 8/17/12	AUD	600,000	564,718
	•5.046% 7/12/13	AUD	1,100,000	1,018,883
	6.00% 3/15/19	AUD	440,000	396,360
@	General Electric Capital
	UK Funding
	4.625% 1/18/16	GBP	226,000	375,633
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	USD	405,000	275,400
	International Lease Finance
	*5.55% 9/5/12		178,000	179,113
	6.625% 11/15/13		245,000	246,838
	Nuveen Investments
	10.50% 11/15/15		399,000	398,501
*	TNK-BP Finance
	7.50% 3/13/13		3,000,000	3,273,749
	Waha Aerospace
	3.925% 7/28/20		2,100,000	2,177,106
				20,102,510
Insurance – 0.71%
•	Chubb 6.375% 3/29/67		560,000	557,200
	FBL Financial Group
	5.875% 3/15/17		720,000	604,994
•	Genworth Financial
	6.15% 11/15/66		210,000	160,913
	MetLife 6.817% 8/15/18		500,000	604,178
•#	MetLife Capital Trust X
	144A 9.25% 4/8/38		2,500,000	2,962,499
#	NLV Financial 144A
	6.50% 3/15/35		385,000	324,729
	Prudential Financial
	3.875% 1/14/15		830,000	872,791
•#	Symetra Financial 144A
	8.30% 10/15/37		515,000	466,719
‡=@#w	Twin Reefs Pass Through
	Trust 144A
	4.058% 12/31/49		300,000	0
				6,554,023
Natural Gas – 0.76%
*	AmeriGas Partners
	7.125% 5/20/16		66,000	69,135
	El Paso
	*6.875% 6/15/14		88,000	94,525
	7.00% 6/15/17		240,000	256,048
#	El Paso Performance-Linked
	Trust 144A
	7.75% 7/15/11		123,000	127,954
	Enterprise Products Operating
	*5.20% 9/1/20		910,000	987,311
	•7.034% 1/15/68		475,000	473,290
	9.75% 1/31/14		790,000	968,187
	Inergy Finance
	8.25% 3/1/16		116,000	122,380
	8.75% 3/1/15		35,000	37,931
	Ras Laffan Liquefied
	Natural Gas II
	5.298% 9/30/20		3,000,000	3,257,999

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
#	Ras Laffan Liquefied
	Natural Gas III 144A
	5.832% 9/30/16	USD	400,000	$437,467
	Regency Energy Partners
	8.375% 12/15/13		99,000	103,703
				6,935,930
Real Estate – 0.92%
	Developers Diversified Realty
	5.375% 10/15/12		531,000	532,984
	*7.50% 4/1/17		625,000	650,260
	9.625% 3/15/16		145,000	161,942
#	Digital Realty Trust 144A
	5.875% 2/1/20		425,000	452,642
	Host Marriott 6.375% 3/15/15		190,000	195,463
	Liberty Property
	4.75% 10/1/20		365,000	368,310
	ProLogis
	6.25% 3/15/17		695,000	683,517
	7.375% 10/30/19		705,000	712,635
	Qatari Diar Finance
	3.50% 7/21/15		2,100,000	2,145,255
#	Qatari Diar Finance 144A
	3.50% 7/21/15		243,000	248,610
	5.00% 7/21/20		486,000	512,254
	Regency Centers
	4.80% 4/15/21		420,000	417,602
	5.875% 6/15/17		285,000	309,898
•#	USB Realty 144A
	6.091% 12/22/49		1,200,000	894,000
	Ventas Realty 6.50% 6/1/16		120,000	125,387
				8,410,759
Technology – 0.33%
	Broadridge Financial Solutions
	6.125% 6/1/17		198,000	212,945
	First Data 9.875% 9/24/15		100,000	82,250
	Jabil Circuit 7.75% 7/15/16		82,000	90,303
	National Semiconductor
	6.60% 6/15/17		1,150,000	1,342,352
	Sanmina-SCI 8.125% 3/1/16		319,000	328,570
#	Seagate Technology
	International 144A
	10.00% 5/1/14		600,000	711,000
#	Unisys 144A 12.75% 10/15/14		212,000	253,340
				3,020,760
Transportation – 0.70%
#	Ashtead Capital 144A
	9.00% 8/15/16		200,000	208,000
	Burlington Northern Santa Fe
	*3.60% 9/1/20		235,000	238,427
	*4.70% 10/1/19		1,415,000	1,557,016
	5.65% 5/1/17		380,000	439,052
	Canadian Pacific Railway
	4.45% 3/15/23		660,000	675,078
w	Continental Airlines 2009-2
	Class A Pass Through
	Trust 7.25% 11/10/19		900,000	981,000
w	Delta Air Lines 2007-1
	Class A Pass Through
	Trust 6.821% 8/10/22		406,279	426,065
	Kansas City Southern Railway
	13.00% 12/15/13		2,000	2,433
@	Northwest Airlines
	10.00% 2/1/11		65,000	332
	Russian Railways
	5.739% 4/3/17		1,000,000	1,056,750
w	UAL 2009-1 Pass Through
	Trust 10.40% 11/1/16		487,262	543,297
#	United Air Lines 144A
	12.00% 11/1/13		282,000	313,020
				6,440,470
Total Corporate Bonds
	(cost $336,764,948)			354,962,599

Municipal Bonds – 0.81%
	Bay Area Toll Authority
	6.918% 4/1/40		800,000	866,904
	7.043% 4/1/50		3,000,000	3,287,521
	Los Angeles Community
	College District
	6.60% 8/1/42		800,000	886,120
	New York City Transitional
	Finance Authority
	5.508% 8/1/37		700,000	732,095
	New York State
	Urban Development
	5.77% 3/15/39		800,000	861,208
	Oregon State Taxable Pension
	5.892% 6/1/27		65,000	75,886
§•	Puerto Rico Sales Tax
	Financing 1st
	Subordinate Class B
	5.00% 8/1/39-11		585,000	608,318
	Sacramento County, California
	Public Financing Authority
	Revenue (Housing Tax
	County Project) Series B
	5.18% 12/1/13
	(NATL-RE) (FGIC)		80,000	81,410
Total Municipal Bonds
	(cost $6,898,873)			7,399,462

(continues)       19

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities – 2.37%
•#	AH Mortgage Advance
	Trust Series 2009-
	ADV3 A1 144A
	2.214% 10/6/21	USD	610,000	$609,554
	Ally Auto Receivables Trust
	Series 2010-2 A3
	1.38% 7/15/14		385,000	389,010
•#	Ally Master Owner Trust
	Series 2010-1 A 144A
	2.007% 1/15/15		730,000	744,850
•	American Express Credit
	Account Master
	Trust Series 2010-1 B
	0.857% 11/16/15		405,000	404,957
•	Bank of America Credit
	Card Trust
	Series 2006-A12 A12
	0.277% 3/15/14		1,000,000	998,046
	Series 2008-A5 A5
	1.457% 12/16/13		1,245,000	1,254,948
#	BOA Auto Trust 144A
	Series 2009-2A A4
	3.03% 10/15/16		445,000	462,980
	Series 2009-3A A4
	2.67% 12/15/16		250,000	259,578
	Capital Auto Receivables
	Asset Trust Series
	2008-1 A3A
	3.86% 8/15/12		262,536	265,773
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		1,760,000	2,094,319
	Centex Home Equity
	Series 2002-A AF6
	5.54% 1/25/32		28,062	27,935
#	CIT Equipment Collateral 144A
	Series 2009-VT1 A3
	3.07% 8/15/16		645,000	653,337
	Series 2010-VT1A A3
	2.41% 5/15/13		350,000	353,582
•	Citibank Credit Card
	Issuance Trust
	Series 2004-C1 C1
	0.907% 7/15/13		460,000	455,625
	Series 2009-A1 A1
	2.007% 3/17/14		455,000	465,284
#	Citibank Omni Master Trust
	Series 2009-A13 A13
	144A 5.35% 8/15/18		455,000	493,905
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A4
	5.703% 11/25/36		900,000	909,267
	Series 2006-3 A5
	5.948% 11/25/36		900,000	763,347
	CNH Equipment Trust
	Series 2008-A A3
	4.12% 5/15/12		19,583	19,613
	Series 2008-A A4A
	4.93% 8/15/14		390,000	401,141
	Series 2008-B A3A
	4.78% 7/16/12		88,975	89,525
	Series 2009-C A3
	1.85% 12/16/13		260,000	263,090
	Series 2009-C A4
	3.00% 8/17/15		775,000	811,724
•	Countrywide Asset-
	Backed Certificates
	Series 2006-11 1AF6
	6.095% 9/25/46		1,398,098	713,624
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		450,000	535,151
	Series 2008-A4 A4
	5.65% 12/15/15		620,000	694,767
#	Dunkin Securitization
	Series 2006-1 A2 144A
	5.779% 6/20/31		665,000	669,079
	Ford Credit Auto Owner
	Trust Series 2010-B B
	2.54% 2/15/16		350,000	356,551
•	Ford Credit Floorplan
	Master Owner Trust
	Series 2009-2 A
	1.807% 9/15/14		385,000	391,462
	#Series 2010-1 A 144A
	1.907% 12/15/14		730,000	745,084
	General Electric Capital
	Credit Card Master Note
	Trust Series 2009-3 A
	2.54% 9/15/14		590,000	600,561
	Harley-Davidson
	Motorcycle Trust
	#Series 2006-1 A2 144A
	5.04% 10/15/12		64,446	64,979
	Series 2008-1 A4
	4.90% 12/15/13		560,000	585,254
	Series 2009-4 A3
	1.87% 2/15/14		200,000	202,071
•	HSI Asset Securization
	Trust Series 2006-HE1
	2A1 0.306% 10/25/36		232,573	174,606
	Hyundai Auto
	Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12		9,040	9,066
	Series 2010-B A3
	0.97% 4/15/15		610,000	611,278
•	MBNA Credit Card
	Master Note Trust
	Series 2002-C3 C3
	1.607% 10/15/14		520,000	517,157

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	Merrill Auto Trust Securitization
	Series 2007-1 A4
	0.317% 12/15/13	USD	132,975	$132,510
•	SLM Student Loan Trust
	Series 2005-4 A2
	0.578% 4/26/21		796,289	794,164
•	Vanderbilt Mortgage
	Finance Series 2001-A
	A4 7.235% 6/7/28		88,178	92,669
	World Omni Auto
	Receivables Trust
	Series 2008-A A3A
	3.94% 10/15/12		174,205	176,468
	World Omni Automobile
	Lease Securitization
	Trust Series 2009-A A3
	1.65% 2/15/13		495,000	499,255
Total Non-Agency
	Asset-Backed Securities
	(cost $21,835,070)			21,757,146

Non-Agency Collateralized Mortgage Obligations – 7.47%
•	ARM Trust
	Series 2004-5 3A1
	4.83% 4/25/35		3,972,878	3,573,211
	Series 2005-10 3A11
	5.343% 1/25/36		470,473	411,123
	Series 2005-10 3A31
	5.343% 1/25/36		1,145,000	993,684
	Series 2006-2 1A4
	5.599% 5/25/36		1,440,000	927,464
	BOA Alternative Loan Trust
	Series 2004-10 1CB1
	6.00% 11/25/34		169,656	171,856
	Series 2004-11 1CB1
	6.00% 12/25/34		1,574	1,474
	Series 2005-3 2A1
	5.50% 4/25/20		91,489	86,236
	Series 2005-5 2CB1
	6.00% 6/25/35		258,055	204,695
	Series 2005-6 7A1
	5.50% 7/25/20		294,924	286,903
	Series 2005-9 5A1
	5.50% 10/25/20		265,645	275,213
	BOA Funding Securities
	Series 2006-5 2A10
	5.75% 9/25/36		1,150,000	945,630
	Chase Mortgage Finance
	Series 2003-S8 A2
	5.00% 9/25/18		179,683	185,017
	•Series 2005-A1 3A1
	5.294% 12/25/35		547,038	483,702
•	Chaseflex Trust
	Series 2006-1 A4
	6.30% 6/25/36		420,000	317,679
	Citicorp Mortgage Securities
	Series 2004-8 1A1
	5.50% 10/25/34		74,651	76,527
	Series 2006-4 3A1
	5.50% 8/25/21		259,139	257,399
•	Citigroup Mortgage Loan
	Trust Series 2004-UST1
	A6 5.081% 8/25/34		193,808	200,309
	Countrywide Alternative
	Loan Trust
	Series 2003-21T1 A2
	5.25% 12/25/33		359,007	363,649
	Series 2004-1T1 A2
	5.50% 2/25/34		160,339	161,392
	Series 2004-14T2 A6
	5.50% 8/25/34		304,562	305,926
	Series 2004-J1 1A1
	6.00% 2/25/34		9,107	9,509
	Series 2004-J2 7A1
	6.00% 12/25/33		10,119	9,909
	Series 2008-2R 3A1
	6.00% 8/25/37		4,347,582	3,254,613
w	Countrywide Home Loan
	Mortgage Pass
	Through Trust
	•Series 2003-21 A1
	2.935% 5/25/33		5,744	5,024
	Series 2006-1 A2
	6.00% 3/25/36		289,819	271,253
	@Series 2006-17 A5
	6.00% 12/25/36		55,697	50,823
	•Series 2006-HYB1 3A1
	5.00% 3/20/36		407,859	239,950
	Series 2007-4 1A1
	6.00% 5/25/37		4,908,224	3,757,108
	Credit Suisse First Boston
	Mortgage Securities
	Series 2004-1 3A1
	7.00% 2/25/34		3,798	3,949
	Credit Suisse Mortgage
	Capital Certificates
	#Series 2005-1R 2A5
	144A 5.75% 12/26/35		6,178,134	4,324,694
	Series 2007-1 5A14
	6.00% 2/25/37		1,110,927	929,987
	•Series 2007-3 4A6
	0.506% 4/25/37		3,100,093	2,548,382
	•@Series 2007-3 4A12
	6.494% 4/25/37		3,100,093	417,958
	Series 2007-3 4A15
	5.50% 4/25/37		967,266	874,705
	Series 2007-5 3A19
	6.00% 8/25/37		1,651,772	1,463,571
	Series 2007-5 10A2
	6.00% 4/25/29		711,865	636,138

(continues)       21

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•#	Deutsche Mortgage
	Securities Series
	2005-WF1 1A3 144A
	5.21% 6/26/35	USD	1,720,000	$1,527,088
•	First Horizon Asset Securities
	Series 2005-AR2 2A1
	2.875% 6/25/35		441,845	386,463
	GMAC Mortgage Loan
	Trust Series 2006-J1
	A1 5.75% 4/25/36		864,730	826,292
#	GSMPS Mortgage Loan
	Trust 144A
	•Series 1998-3 A
	7.75% 9/19/27		17,895	18,046
	•Series 1999-3 A
	8.00% 8/19/29		28,880	27,535
	Series 2005-RP1 1A3
	8.00% 1/25/35		277,038	278,026
	Series 2005-RP1 1A4
	8.50% 1/25/35		117,434	114,006
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	5.176% 1/25/36		272,964	242,410
•	Indymac Index Mortgage
	Loan Trust Series
	2006-AR1 A1
	53.679% 8/25/36		676,319	653,429
•	JPMorgan Mortgage Trust
	Series 2006-A6 2A4L
	5.53% 10/25/36		1,590,000	1,406,145
	Series 2006-A7 2A2
	5.765% 1/25/37		482,585	395,621
	Series 2007-A1 6A1
	4.781% 7/25/35		1,502,342	1,427,849
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		135,117	131,146
	Series 2007-10 2A2
	6.50% 1/25/38		6,018,265	5,229,817
•	MASTR ARM Trust
	Series 2003-6 1A2
	3.825% 12/25/33		4,304	3,999
	Series 2005-6 7A1
	5.356% 6/25/35		177,034	159,735
	Series 2006-2 4A1
	4.978% 2/25/36		46,086	43,765
	MASTR Alternative
	Loans Trust
	Series 2004-3 8A1
	7.00% 4/25/34		7,255	6,894
	Series 2004-5 6A1
	7.00% 6/25/34		106,625	105,862
	MASTR Asset
	Securitization Trust
	Series 2003-9 2A7
	5.50% 10/25/33		317,335	327,977
	Series 2004-4 2A1
	5.00% 4/25/34		236,177	236,289
#	MASTR Reperforming Loan
	Trust 144A
	Series 2005-1 1A5
	8.00% 8/25/34		117,029	118,131
	Series 2005-2 1A4
	8.00% 5/25/35		401,180	378,969
•#	MASTR Specialized Loan
	Trust Series 2005-2 A2
	144A 5.006% 7/25/35		154,859	152,597
•	Merrill Lynch Mortgage
	Investors Series
	2005-A5 A2
	2.752% 6/25/35		460,000	432,081
•	Opteum Mortgage
	Acceptance Series
	2006-1 2A1
	5.75% 4/25/36		5,225,345	4,705,679
	Residential Accredit Loans
	Series 2004-QS2 CB
	5.75% 2/25/34		91,028	90,761
	Residential Funding
	Mortgage Securities I
	Series 2004-S9 2A1
	4.75% 12/25/19		1,129,389	1,140,007
•	Sequoia Mortgage Trust
	Series 2007-1 4A1
	5.509% 9/20/46		2,244,436	1,966,382
•	Structured ARM Loan Trust
	Series 2005-22 1A4
	5.178% 12/25/35		2,120,000	721,283
	Series 2006-1 7A4
	5.62% 2/25/36		1,305,000	771,021
	Series 2006-5 5A4
	5.444% 6/25/36		15,621	2,940
	Structured Asset Securities
	•Series 2002-22H 1A
	6.951% 11/25/32		9,953	10,088
	Series 2005-6 4A1
	5.00% 5/25/35		312,689	312,353
w	Washington Mutual
	Alternative Mortgage
	Pass Through
	Certificates
	Series 2005-1 5A2
	6.00% 3/25/35		91,210	64,297
w	Washington Mutual
	Mortgage Pass
	Through Certificates
	Series 2004-CB3 1A
	6.00% 10/25/34		156,226	159,127
	•Series 2005-AR16 1A3
	5.014% 12/25/35		1,225,000	993,006
	•Series 2007-HY1 3A3
	5.777% 2/25/37		850,000	716,536
	•Series 2007-HY7 4A1
	5.77% 7/25/37		2,261,824	1,885,694

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage–
Backed Securities Trust
Series 2005-18 1A1
5.50% 1/25/36	USD	64,476	$61,340
• Series 2005-AR13 A1
5.289% 5/25/35		1,516,261	1,505,133
Series 2006-2 3A1
5.75% 3/25/36		443,172	424,550
Series 2006-3 A1
5.50% 3/25/36		527,156	495,808
Series 2006-3 A11
5.50% 3/25/36		308,000	289,681
Series 2006-4 1A8
5.75% 4/25/36		23,207	22,792
Series 2006-6 1A3
5.75% 5/25/36		652,355	627,187
• Series 2006-AR5 2A1
5.462% 4/25/36		178,506	148,994
• Series 2006-AR11 A6
5.30% 8/25/36		2,330,000	2,077,356
• Series 2006-AR17 A1
5.073% 10/25/36		1,729,557	1,461,334
• Series 2006-AR19 A1
5.492% 12/25/36		734,905	671,472
Series 2007-10 1A36
6.00% 7/25/37		3,151,450	2,921,709
Series 2007-13 A7
6.00% 9/25/37		426,427	402,082
Series 2007-13 A9
6.00% 9/25/37		665,347	267,744
Total Non-Agency Collateralized
Mortgage Obligations
(cost $71,948,817)			68,573,190

Regional Bonds – 1.86%Δ
Australia – 0.84%
New South Wales Treasury
6.00% 5/1/20	AUD	6,636,000	6,631,435
New South Wales Treasury
Inflation-Linked
2.75% 11/20/25	AUD	717,000	719,889
Queensland Treasury
6.00% 6/14/21	AUD	379,000	382,646
			7,733,970
Canada – 1.02%
British Colombia Province
2.85% 6/15/15	USD	600,000	638,768
Nova Scotia Province
2.375% 7/21/15		2,135,000	2,199,863
Ontario Province
1.875% 9/15/15		550,000	554,753
4.40% 6/2/19	CAD	2,650,000	2,766,133
* 4.40% 4/14/20	USD	750,000	831,051
Quebec Province
3.50% 7/29/20		1,705,000	1,750,353
4.50% 12/1/19	CAD	96,000	100,485
4.60% 5/26/15	USD	480,000	544,346
			9,385,752
Total Regional Bonds
(cost $16,023,491)			17,119,722

«Senior Secured Loans – 1.59%
Affinion Group Tranche B
5.00% 10/7/16		103,951	102,110
AIG
Tranche 1 6.75% 2/23/15		80,769	82,255
Tranche 2 7.00% 3/7/16		59,231	60,267
Allen System 8.50% 10/18/13		197,468	198,549
Alliance HealthCare Services
5.50% 6/1/16		239,397	236,505
Allied Security Holdings
6.75% 2/23/15		169,807	170,656
Anchor Glass Container
6.00% 2/3/16		335,052	335,471
Aspect Software Tranche B
6.25% 4/19/16		139,650	139,563
ATI Holdings 7.00% 2/18/16		203,551	198,293
BE Aerospace 5.75% 7/28/14		317,243	320,514
Butler Animal Health Tranche B
5.50% 12/31/15		103,126	103,340
BWAY Holding Tranche B
5.501% 3/28/17		177,840	178,240
Cengage Learning Acquisitions
7.50% 7/7/14		528,305	528,801
Charter Communications
Operating 8.50% 3/6/14		325,000	336,258
Chester Downs & Marina
12.375% 12/31/16		621,282	627,495
Community Health Systems
Tranche B
4.899% 7/25/14		85,624	81,369
Tranche DD
2.502% 7/25/14		4,376	4,159
Delta Air Lines 8.75% 9/16/13		291,323	295,936
Energy Future Holdings
Tranche B2
6.579% 10/10/14		964,782	751,670
Ford Motor Tranche B
3.03% 12/15/13		1,447,169	1,431,034
Genon Energy Tranche B
6.00% 9/8/17		150,000	149,836
Graham Packaging
Tranche C 6.75% 4/5/14		146,183	147,321
Tranche D 6.00% 8/9/16		145,000	146,424
Gray Television Tranche B
4.25% 12/31/14		165,000	158,709

(continues)       23

Statements of net assets

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
ICL Industrial Containers
Tranche C 5.50% 6/16/17	USD	16,673	$16,710
Infogroup Tranche B
6.25% 3/30/16		224,438	225,195
Inventiv Health
6.50% 5/7/16		120,000	120,319
Johnsondiversey Tranche B
5.50% 11/24/15		263,228	264,326
Level 3 Communications
Tranche B
11.50% 3/13/14		174,000	188,519
Live Nation Tranche B
4.50% 10/20/16		278,600	276,047
Mediacom Broadband
Tranche D
5.50% 3/31/17		315,898	313,660
MGM Resorts International
Tranche E 7.00% 2/21/14		140,000	120,116
Multiplan Tranche B
6.50% 7/9/17		320,000	320,566
NBTY Tranche B
6.25% 7/14/17		185,000	187,012
New Development Holdings
7.00% 4/21/17		194,513	197,812
Newport Television Tranche B
9.00% 3/14/16		180,000	179,625
Nuveen Investments 2nd Lien
12.50% 7/9/15		143,000	155,513
Phillip-Van Heusen Tranche B
4.75% 3/15/16		65,671	66,272
Pinnacle Foods Finance
Tranche D
6.00% 4/30/14		114,713	115,295
PQ 6.82% 7/30/15		692,000	641,137
Prime Healthcare
Services Tranche B
7.25% 2/19/15		403,988	395,908
Radnet Management
Tranche B
5.751% 3/12/16		144,000	141,435
Rental Services 2nd Lien
4.04% 10/7/13		155,000	152,045
Reynolds & Reynolds
5.25% 4/3/17		179,464	179,913
Reynolds Group Holdings
6.50% 3/16/16		50,000	50,284
Rockwood Specialties
Tranche H
6.00% 5/15/14		238,706	239,851
Roundy’s Supermarkets
10.50% 4/5/16		296,000	301,827
Sinclair Television Group
Tranche B
5.50% 10/29/15		490,909	494,100
Smurfit-Stone Container
Enterprises
6.75% 1/2/16		234,413	235,988
Spanish Broadcasting Systems
2.00% 6/10/12		80,000	75,267
SunGard Data Systems
6.75% 2/28/14		318,857	321,009
Telepacific 9.25% 7/27/15		487,778	490,141
Tomkins Tranche B
6.25% 9/7/16		110,000	111,063
Toys R US Delaware Tranche B
6.00% 8/11/16		330,000	330,698
United 6.25% 3/31/17		90,000	90,630
Universal Health Services
Tranche B
5.50% 5/16/16		185,000	186,215
Univision Communications
Tranche B
2.566% 9/29/14		306,089	269,682
Valeant Pharmaceuticals
Tranche B 5.50% 6/21/16		116,000	117,182
Tranche DD
5.50% 9/21/16		29,000	29,296
Visant 7.50% 9/22/16		190,000	191,129
Total Senior Secured Loans
(cost $14,034,211)			14,576,562

Sovereign Bonds – 8.57%Δ
Australia – 0.87%
Australian Government Bond
4.50% 4/15/20	AUD	5,394,000	5,027,679
6.00% 2/15/17	AUD	2,110,000	2,159,929
Australian Inflation-Linked
Bond 3.00% 9/20/25	AUD	717,000	765,945
			7,953,553
Brazil – 1.69%
# Banco Nacional de
Desenvolvimento
Economico e Social 144A
6.369% 6/16/18	USD	1,500,000	1,717,500
6.50% 6/10/19		2,500,000	2,896,875
Brazil Government
International Bond
7.125% 1/20/37		820,000	1,082,400
8.875% 10/14/19		820,000	1,158,250
Brazil Notas do Tesouro
Nacional Serie F
10.00% 1/1/17	BRL	15,800,000	8,671,240
			15,526,265
Canada – 2.21%
Canadian Government Bond
2.50% 6/1/15	CAD	11,700,000	11,671,117
4.50% 6/1/15	CAD	3,600,000	3,902,233

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds (continued)
Canada (continued)
Canada Housing Trust No 1
2.45% 12/15/15	CAD	3,500,000	$3,434,177
Export Development Canada
3.125% 4/24/14	USD	1,195,000	1,282,415
			20,289,942
Chile – 0.10%
Chile Government
International Bond
5.50% 8/5/20	CLP	434,000,000	954,997
			954,997
Colombia – 0.09%
Colombia Government
International Bond
7.75% 4/14/21	USD	522,000,000	341,378
10.375% 1/28/33		310,000	499,100
			840,478
Indonesia – 0.61%
Indonesia Treasury Bond
10.50% 8/15/30	IDR	12,120,000,000	1,629,923
11.00% 11/15/20	IDR	18,290,000,000	2,541,678
12.80% 6/15/21	IDR	9,000,000,000	1,383,655
			5,555,256
Japan – 0.13%
* Japan Finance
1.875% 9/24/15	USD	1,200,000	1,211,968
			1,211,968
Norway – 1.82%
Eksportfinans
3.00% 11/17/14		1,000,000	1,055,428
5.50% 5/25/16		2,340,000	2,736,241
# Kommunalbanken 144A
1.75% 10/5/15		1,080,000	1,080,410
Norwegian Government
Bond
4.25% 5/19/17	NOK	11,550,000	2,127,223
4.50% 5/22/19	NOK	26,386,000	4,961,565
5.00% 5/15/15	NOK	25,050,000	4,703,388
			16,664,255
Panama – 0.10%
Panama Government
International Bond
7.125% 1/29/26	USD	340,000	433,500
7.25% 3/15/15		355,000	426,000
			859,500
Peru – 0.09%
Peruvian Government
International Bond
7.125% 3/30/19		670,000	842,525
			842,525
Philippines – 0.17%
Philippine Government
International Bond
4.95% 1/15/21	PHP	25,000,000	585,040
6.375% 10/23/34	USD	400,000	468,000
* 6.50% 1/20/20		400,000	481,000
			1,534,040
Poland – 0.09%
Poland Government
International Bond
6.375% 7/15/19		715,000	845,967
			845,967
Qatar – 0.32%
Qatar Government
International Bond
4.00% 1/20/15		2,800,000	2,968,000
			2,968,000
Republic of Korea – 0.14%
Government of South
Korea 4.25% 12/7/21	EUR	220,000	304,700
@ Inflation Linked Korea
Treasury Bond
2.75% 6/10/20	KRW	666,117,375	637,872
# Korea Expressway 144A
4.50% 3/23/15	USD	350,000	369,586
			1,312,158
Sweden – 0.14%
Svensk Exportkredit
3.25% 9/16/14		1,235,000	1,317,869
			1,317,869
Total Sovereign Bonds
(cost $74,616,869)			78,676,773

Supranational Banks – 1.12%
Asian Development Bank
6.00% 1/20/15	AUD	417,000	411,544
European Bank for
Reconstruction
& Development
6.75% 5/12/17	RUB	15,000,000	491,565
European Investment Bank
6.125% 1/23/17	AUD	310,000	303,299
9.00% 12/21/18	ZAR	8,200,000	1,244,858
Inter-American
Development Bank
4.25% 9/14/15	USD	500,000	565,187
International Bank for
Reconstruction &
Development
2.375% 5/26/15		495,000	518,657
3.375% 4/30/15	NOK	3,970,000	682,874
3.625% 6/22/20	NOK	4,020,000	689,412

(continues)       25

Statements of net assets

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
Supranational Banks (continued)
International Bank for
Reconstruction &
Development
5.375% 12/15/14	NZD	2,738,000	$2,097,516
5.75% 2/17/15	AUD	74,000	71,939
5.75% 10/21/19	AUD	1,480,000	1,443,585
6.00% 2/15/17	AUD	530,000	520,406
International Finance
5.75% 3/16/15	AUD	1,278,000	1,248,689
Total Supranational Banks
(cost $9,389,766)			10,289,531

U.S. Treasury Obligations – 10.80%
U.S. Treasury Bills
0.09% 10/7/10	USD	13,300,000	13,299,761
0.12% 10/21/10		5,300,000	5,299,645
0.21% 12/2/10		7,800,000	7,798,385
0.25% 10/14/10		9,800,000	9,799,657
U.S. Treasury Bond
4.375% 5/15/40		115,000	129,178
U.S. Treasury Notes
∞* 2.625% 8/15/20		1,655,000	1,670,774
3.125% 5/15/19		14,300,000	15,197,111
3.25% 12/31/16		20,600,000	22,484,590
3.375% 11/15/19		1,900,000	2,047,102
3.625% 8/15/19		19,500,000	21,446,958
Total U.S. Treasury Obligations
(cost $96,208,529)			99,173,161

	Number of
	Shares
Common Stock – 0.05%
† Alliance HealthCare Services		26,414	120,976
† Century Communications		1,975,000	0
† Delta Air Lines		11	128
† DIRECTV Class A		4,300	179,040
† Flextronics International		7,200	43,488
† GeoEye		1,900	76,912
† Mirant		121	1,205
*† Mobile Mini		4,903	75,212
=∏† PT Holdings		295	3
Total Common Stock
(cost $675,387)			496,964

Preferred Stock – 0.13%
Citigroup Capital XX		10,825	278,203
• PNC Funding 8.25%		875,000	938,166
=† Port Townsend		59	0
Total Preferred Stock
(cost $1,146,256)			1,216,369

Warrant – 0.00%
=† Port Townsend		59	$1
Total Warrant (cost $1,416)			1

	Principal
	Amount°
≠Discount Note – 6.63%
Federal Home Loan Bank
0.007% 10/1/10	USD	60,825,028	60,825,028
Total Discount Note
(cost $60,825,028)			60,825,028

Total Value of Securities
Before Securities
Lending Collateral – 105.63%
(cost $929,472,815)			969,725,751

	Number of
	Shares
Securities Lending Collateral** – 5.06%
Investment Companies
BNY Mellon Securities Lending
Overnight Fund		45,514,089	45,514,089
BNY Mellon SL DBT II
Liquidating Fund		906,890	878,505
@† Mellon GSL Reinvestment Trust II		1,262,112	65,251
Total Securities Lending Collateral
(cost $47,683,091)			46,457,845

Total Value of Securities – 110.69%
(cost $977,155,906)			1,016,183,596 ©
Obligation to Return Securities
Lending Collateral** – (5.19%)			(47,683,091)
Liabilities Net of Receivables
and Other Assets – (5.50%)			(50,457,197)
Net Assets Applicable to
94,460,761 Shares
Outstanding – 100.00%			$918,043,308

Net Asset Value – Optimum Fixed Income Fund
Class A ($40,755,056 / 4,194,703 Shares)			$9.72
Net Asset Value – Optimum Fixed Income Fund
Class B ($5,391,752 / 556,242 Shares)			$9.69
Net Asset Value – Optimum Fixed Income Fund
Class C ($171,053,559 / 17,646,651 Shares)			$9.69
Net Asset Value – Optimum Fixed Income Fund
Institutional Class ($700,842,941 / 72,063,165 Shares)			$9.73

Components of Net Assets at September 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$876,854,590
Undistributed net investment income	16,977,604
Accumulated net realized loss on investments	(13,651,835)
Net unrealized appreciation of investments and
foreign currencies	37,862,949
Total net assets	$918,043,308

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
RUB — Russian Ruble
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

•	Variable rate security. The rate shown is the rate as of September 30, 2010.
@	Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $20,046,496, which represented 2.18% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $121,024,942, which represented 13.18% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2010.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $62,695, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2010.
¥	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2010, the aggregate amount of restricted securities was $3 or 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
#	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $45,648,120 of securities loaned.

Summary of Abbreviations:

ARM — Adjustable Rate Mortgage
BCLY — Barclays Bank
BOA — Bank of America
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CMB — Chase Manhattan Bank
FGIC — Insured by the Financial Guaranty Insurance Company
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HKSB — Hong Kong Shanghai Bank
JPMS — JPMorgan Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
NATL-RE — Insured by the National Public Finance Guarantee Corporation
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Optimum Fixed Income Fund
Net asset value Class A (A)	$9.72
Sales charge (4.50% of offering price) (B)	0.46
Offering price	$10.18

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

(continues)       27

Statements of net assets

Optimum Fixed Income Fund

1	The following foreign currency exchange contracts, futures contracts, swap contracts and swaptions were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BCLY	CAD	(4,095,334)	USD	3,945,092	10/29/10	$(32,632)
BCLY	GBP	(943,061)	USD	1,460,000	10/29/10	(21,179)
BOA	AUD	(3,880,256)	USD	3,547,214	10/29/10	(190,141)
BOA	CAD	(2,108,303)	USD	2,033,942	10/29/10	(13,815)
BOA	EUR	(631,234)	USD	803,299	10/29/10	(57,107)
BOA	MXN	9,862,420	USD	(755,365)	10/29/10	25,445
BOA	NOK	(28,445,665)	USD	4,582,563	10/29/10	(247,950)
CITI	GBP	(632,801)	USD	980,000	10/29/10	(13,882)
CITI	NOK	(8,990,053)	USD	1,453,466	10/29/10	(73,183)
CMB	BRL	4,176,780	USD	(2,401,138)	10/29/10	49,686
CMB	CLP	787,933,750	USD	(1,580,609)	10/29/10	51,467
CMB	EUR	(1,071,867)	USD	1,372,187	10/29/10	(88,828)
CMB	MYR	8,894,719	USD	(2,856,364)	10/29/10	19,128
CMB	NZD	(1,744,260)	USD	1,257,611	10/29/10	(19,629)
CMB	TRY	587,301	USD	(384,863)	10/28/10	19,173
GSC	CAD	1,778,623	USD	(1,713,543)	10/29/10	14,002
GSC	NOK	(17,322,729)	USD	2,799,181	10/29/10	(142,486)
HKSB	AUD	(7,617,118)	USD	6,958,009	10/29/10	(378,587)
HKSB	CAD	1,796,883	USD	(1,730,168)	10/29/10	15,113
HKSB	EUR	(2,105,413)	USD	2,682,254	10/29/10	(187,540)
HKSB	NOK	(9,562,449)	USD	1,542,293	10/29/10	(81,558)
MSC	AUD	(6,516,138)	USD	5,958,943	10/29/10	(317,220)
MSC	CAD	(835,389)	USD	805,582	10/29/10	(5,816)
MSC	EUR	162,128	USD	(206,695)	10/29/10	14,294
MSC	KRW	700,562,000	USD	(597,494)	10/29/10	16,171
MSC	MYR	(5,098,098)	USD	1,636,944	10/29/10	(11,174)
MSC	MXN	2,142,936	USD	164,632	10/29/10	5,024
MSC	NOK	(3,439,759)	USD	554,992	10/29/10	(29,132)
MSC	TRY	588,666	USD	(386,137)	10/28/10	18,838
						$(1,663,518)

Futures Contracts
	Notional	Notional	Expiration	Unrealized
Contracts to Buy	Cost	Value	Date	Appreciation
5 Canadian
10 yr Bond	$598,304	$614,637	12/20/10	$16,333
13 Euro-Bond	664,876	716,740	12/08/10	51,864
4 Long Gilt	2,482,325	2,538,907	12/29/10	56,582
147 U.S. Treasury
5 yr Notes	17,728,645	17,767,477	12/31/10	38,832
	$21,474,150			$163,611

Swap Contracts
CDS Contracts
			Annual		Unrealized
	Swap &	Notional	Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BOA	Sunoco 5 yr CDS	$340,000	1.00%	12/20/15	$(1,365)
	ITRAXX Europe
	Sub Financials
BCLY	5 yr CDS	3,800,000	1.00%	6/20/15	22,418
BCLY	5 yr CDS	375,000	1.00%	6/20/15	(3,727)
BCLY	5 yr CDS	1,320,000	1.00%	6/20/15	(20,227)
	Kingdom of Spain
BCLY	5 yr CDS	2,600,000	1.00%	3/20/15	100,727
BCLY	5 yr CDS	580,000	1.00%	3/20/15	19,692
	ITRAXX Europe
	Sub Financials
JPMS	5 yr CDS	3,700,000	1.00%	6/20/15	(93,868)
JPMS	5 yr CDS	1,500,000	1.00%	6/20/15	(45,190)
	Penney (J.C.)
JPMS	5 yr CDS	355,000	1.00%	3/20/15	9,011
JPMS	5 yr CDS	360,000	1.00%	3/20/15	8,691
JPMS	5 yr CDS	540,000	1.00%	3/20/15	15,224
	Portuguese Republic
JPMS	5 yr CDS	1,648,000	1.00%	6/20/15	176,905
JPMS	Sunoco 5 yr CDS	630,000	1.00%	3/20/15	6,591
JPMS	Viacom 5 yr CDS	1,225,000	1.00%	9/20/15	(10,869)
		$18,973,000			$184,013
	Protection Sold / Moody’s Rating:
	Valero Energy
BOA	5 yr CDS / Baa	$340,000	1.00%	9/21/15	$(2,510)
CITI	MetLife 5 yr CDS / A	350,000	5.00%	9/20/14	15,298
JPMS	Comcast 5 yr CDS / Baa	1,225,000	1.00%	9/20/15	5,525
	Valero Energy
JPMS	5 yr CDS / Baa	630,000	1.00%	3/20/15	(5,678)
		$2,545,000			$12,635
Total					$196,648

Options Contracts
Swaptions
					Unrealized
		Notional	Exercise	Expiration	Appreciation
Counterparty	Description	Amount	Rate	Date	(Depreciation)
	Put:
MSC	CDX.IG-14 5 yr	$1,200,000	1.50%	12/15/10	$2,281
MSC	Interest Rate 5 yr	3,100,000	1.95%	10/29/10	10,705
MSC	Interest Rate 5 yr	28,500,000	2.10%	12/13/10	98,839
MSC	iTRAXX Europe 13 5 yr	2,700,000	1.60%	12/15/10	4,340
	Call:
MSC	CDX.IG-14 5 yr	1,200,000	0.90%	12/15/10	1,392
MSC	Interest Rate Swap 5 yr	3,100,000	1.45%	10/29/10	(363)
MSC	Interest Rate Swap 5 yr	28,500,000	1.50%	12/13/10	(53,627)
MSC	iTRAXX Europe 13 5 yr	2,700,000	0.90%	12/15/10	6,350
		$71,000,000			$69,917

The use of foreign currency exchange contracts, futures contracts, swap contracts and swaptions involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in ”Notes to financial statements.”

See accompanying Notes, which are an integral part of the financial statements.

(continues)       29

Statements of net assets

Optimum International Fund
September 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 94.61%Δ
Australia – 3.53%
	Amcor	155,596	$979,149
	Foster’s Group	172,558	1,022,504
	OZ Minerals	520,600	732,211
	Qantas Airways	353,500	953,373
	QBE Insurance Group	67,468	1,125,662
	Telstra	510,769	1,293,585
	Wesfarmers	32,137	1,021,735
			7,128,219
Austria – 0.20%
	Erste Group Bank	9,900	396,412
			396,412
Belgium – 0.52%
†w	Ageas Strip VVPR	48,482	66
	Anheuser-Busch InBev	17,900	1,053,031
			1,053,097
Brazil – 1.62%
	Banco Santander Brasil ADR	21,700	298,809
	BM&FBovespa	85,900	718,179
*	Cemig ADR	38,755	635,194
†	Hypermarcas	47,900	734,204
	PDG Realty Empreendimentos e
	Participacoes	24,400	289,864
	Tractebel Energia	40,000	597,526
			3,273,776
Canada – 7.42%
	Agrium	15,000	1,124,850
	Barrick Gold	24,500	1,132,253
*	Baytex Energy Trust	25,800	934,557
	Canadian National Railway	16,400	1,048,809
	Canadian Natural Resources	17,600	608,790
*	Crescent Point Energy	25,000	921,129
	Eldorado Gold	55,000	1,016,717
	Enbridge	10,800	565,664
	Magna International Class A	7,600	625,176
	Niko Resources	6,000	590,495
†	Pacific Rubiales Energy	32,800	922,251
	Pan American Silver	26,800	793,012
*	Royal Bank of Canada	13,000	677,102
†	Silver Wheaton	32,400	863,460
	Suncor Energy	27,200	885,606
	Toronto-Dominion Bank	10,200	738,060
*	TransCanada	30,000	1,112,936
†	Viterra	47,700	416,315
			14,977,182
■China – 4.59%
	Angang Steel Class H	8,600	13,811
	Cheung Kong Holdings	77,000	1,167,073
	China Construction Bank Class H	746,200	653,979
*	China Merchants Bank Class H	286,800	739,280
	China Mobile	55,900	572,408
	CNOOC ADR	3,100	602,330
	Hang Seng Bank	22,800	335,290
	Hong Kong Electric Holdings	91,500	556,036
	Jardine Matheson Holdings	15,200	686,128
*†	Melco Crown Entertainment ADR	88,800	451,992
	New World Development	318,700	642,419
	Orient Overseas International	75,200	599,941
*	REXLot Holdings	3,397,500	324,034
*	Sinopharm Group	34,000	140,445
	Tencent Holdings	34,100	745,384
	Want Want China Holdings	666,800	618,768
	Wing Hang Bank	34,800	417,345
			9,266,663
Denmark – 1.30%
	Carlsberg Class B	7,600	792,528
	FLSmidth	18,300	1,337,167
	Tryg	8,100	487,092
			2,616,787
Finland – 0.39%
	Fortum	29,800	779,648
			779,648
France – 6.82%
*	AXA	19,300	337,460
*	BNP Paribas	11,400	810,836
*	Cap Gemini	12,600	632,158
*	Carrefour	34,817	1,870,941
	Compagnie de Saint-Gobain	20,227	899,821
	France Telecom	74,429	1,608,344
*	GDF Suez	24,400	873,558
†w	GDF Suez Strip VVPR	8,820	12
*	Sanofi-Aventis	28,998	1,932,244
*	Societe Generale	17,142	987,406
*	Total	33,455	1,724,319
	Unibail-Rodamco	3,000	665,247
*	Vinci	14,002	701,926
	Vivendi	26,700	729,849
			13,774,121
Germany – 6.93%
	Bayerische Motoren Werke	13,400	939,569
	Deutsche Boerse	3,900	260,377
	Deutsche Lufthansa	55,000	1,009,288
	Deutsche Post	67,400	1,228,566
	Deutsche Telekom	149,536	2,050,931
	Fresenius Medical Care	20,200	1,247,134
	Gerry Weber International	14,304	590,209
†	Kabel Deutschland Holding	8,100	318,926
	Merck	13,400	1,127,921
	Metro	13,900	908,301
	RWE	34,241	2,318,251
	SAP ADR	17,900	882,649

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Germany (continued)
	Siemens	7,300	$772,111
	Software	2,900	349,627
			14,003,860
Gilbraltar – 0.26%
†	PartyGaming	119,800	518,490
			518,490
Indonesia – 0.76%
	Adaro Energy	4,280,300	971,161
	Bank Mandiri	687,400	554,541
			1,525,702
Ireland – 0.61%
	Covidien	14,400	578,736
	Experian	60,886	662,847
			1,241,583
Italy – 2.14%
	Assicurazioni Generali	1	20
*	Benetton Group	43,400	332,828
	ENI	42,358	914,163
*	Fondiaria-Sai	33,100	334,390
	Intesa Sanpaolo	555,288	1,803,677
	Parmalat	191,200	490,586
	UniCredit	176,649	451,082
			4,326,746
Japan – 16.01%
	Asahi Breweries	26,300	526,221
*	Astellas Pharma	43,800	1,582,184
	Bridgestone	39,800	725,284
	Canon	53,200	2,482,646
*	Chiba Bank	59,900	349,503
*	DA Office Investment	40	104,235
*	Honda Motor	38,800	1,377,397
*	HOYA	28,000	682,681
*	ITOCHU	162,000	1,482,873
	Japan Prime Realty Investment	100	220,212
*	Japan Tobacco	220	732,499
	JSR	50,900	866,578
	Kamigumi	58,700	436,039
	Kao	66,800	1,627,882
	KDDI	285	1,364,135
	Konica Minolta Holdings	61,500	599,784
*	Kubota	87,200	798,188
	Marubeni	155,500	879,363
*	Matsui Securities	36,800	205,902
*	Mitsubishi UFJ Financial Group	124,800	581,647
	Nikon	30,000	556,401
	Nippon Yusen	209,000	856,383
	Nitto Denko	13,600	532,007
*	Nomura Holdings	91,300	441,924
	NSK	203,000	1,376,601
*	NTT Data	200	632,361
*	Panasonic	40,300	546,089
	Sekisui House	43,000	386,390
	Seven & I Holdings	64,300	1,506,869
	Sumitomo Heavy Industries	127,500	656,862
*	Sumitomo Mitsui Financial Group	21,900	638,121
	T&D Holdings	30,300	631,666
*	Takeda Pharmaceutical	38,400	1,764,380
*	Tokio Marine Holdings	60,800	1,640,467
	Toyota Motor	22,500	808,183
	West Japan Railway	64	229,576
*	Zeon	182,200	1,510,602
			32,340,135
Malaysia – 0.86%
	AMMB Holdings	350,400	673,093
	CIMB Group Holdings	399,300	1,056,763
			1,729,856
Mexico – 0.75%
	Fomento Economico Mexicano ADR	14,500	735,585
	Grupo Mexico Series B	269,000	775,249
			1,510,834
Netherlands – 2.19%
†	Aegon	84,900	508,714
	Corio	2,500	170,930
†	ING Groep CVA	137,822	1,429,916
	Koninklijke KPN	39,900	617,142
	Reed Elsevier	83,017	1,046,926
†	VimpelCom ADR	34,000	504,900
*	Wereldhave	1,500	145,606
			4,424,134
New Zealand – 0.17%
	Telecom Corp. of New Zealand	236,362	350,449
			350,449
Norway – 0.85%
	Yara International	38,000	1,719,194
			1,719,194
Philippines – 0.29%
	Philippine Long Distance
	Telephone ADR	9,900	592,614
			592,614
Republic of Korea – 0.74%
	Korea Electric Power	33,000	850,866
	Samsung Electronics	960	654,172
			1,505,038
Singapore – 1.83%
	CapitaLand	123,900	382,419
	Singapore Telecommunications	643,600	1,536,342
*	Straits Asia Resources	545,600	912,513
	United Overseas Bank	62,727	873,619
			3,704,893

(continues)       31

Statements of net assets

Optimum International Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
South Africa – 1.00%
AngloGold Ashanti ADR	16,800	$776,832
MTN Group	32,100	580,270
Naspers	13,400	655,178
		2,012,280
Spain – 3.85%
* Banco Bilbao Vizcaya Argentaria	48,302	652,270
Banco Santander	160,594	2,039,918
Iberdrola	210,222	1,617,319
Inditex	6,700	532,264
Telefonica	118,201	2,927,278
		7,769,049
Sweden – 0.78%
Nordea Bank	62,900	655,189
Svenska Cellulosa Class B	60,400	918,628
		1,573,817
Switzerland – 6.30%
Alcon	3,100	517,049
Credit Suisse Group	12,900	551,507
GAM Holding	11,900	180,487
Givaudan	700	715,391
Julius Baer Group	21,100	768,269
Nestle	33,200	1,769,157
Novartis	56,547	3,243,508
Roche Holding	4,900	669,361
Swiss Reinsurance	11,200	491,254
Tyco Electronics	18,800	549,336
UBS	30,000	509,365
Xstrata	56,000	1,071,953
Zurich Financial Services	7,182	1,683,647
		12,720,284
Taiwan – 2.43%
* AU Optronics ADR	65,123	681,188
Chunghwa Telecom ADR	52,582	1,178,887
HON HAI Precision Industry	190,164	716,163
Mega Financial Holding	671,600	452,038
Siliconware Precision Industries ADR	86,800	471,324
Taiwan Semiconductor
Manufacturing	440,269	874,894
* Taiwan Semiconductor
Manufacturing ADR	53,201	539,458
		4,913,952
Thailand – 0.65%
Bangkok Bank Public	84,200	432,791
Banpu Public	37,200	877,601
		1,310,392
United Kingdom – 17.74%
* Aegis Group	263,800	511,805
Anglo American	27,700	1,099,197
Antofagasta	71,200	1,383,605
ARM Holdings	127,900	788,227
Aviva	44,975	281,837
Barclays	167,100	786,336
BG Group	56,923	1,000,645
BP	183,656	1,234,265
*† British Airways	261,000	995,524
Britvic	119,600	910,869
† Cairn Energy	74,900	533,842
Compass Group	145,139	1,209,572
FirstGroup	157,200	896,441
GKN	258,700	688,450
GlaxoSmithKline	116,285	2,291,694
HSBC Holdings	153,107	1,551,617
Imperial Tobacco Group	46,800	1,394,683
† Inchcape	121,120	592,892
Intercontinental Hotels Group	36,700	654,948
Kazakhmys	59,700	1,361,769
National Grid	109,800	932,310
Next	14,500	505,005
† Royal Bank of Scotland Group	704,900	523,007
Royal Dutch Shell Class A	163,602	4,949,407
Tesco	233,281	1,554,028
Tullow Oil	42,500	850,591
Unilever	91,002	2,633,316
Vodafone Group	905,257	2,234,140
* Vodafone Group ADR	25,700	637,617
WPP Group	75,200	832,855
		35,820,494
United States – 1.08%
Mosaic	27,900	1,639,404
† NII Holdings	13,300	546,630
		2,186,034
Total Common Stock
(cost $180,019,203)		191,065,735

Exchange-Traded Fund – 1.08%
IShares MSCI Emerging Markets
Index Fund	48,500	2,171,345
Total Exchange-Traded Fund
(cost $2,160,597)		2,171,345

Preferred Stock – 0.97%
Brazil – 0.47%
Banco Bradesco	26,100	521,491
Gol Linhas Aereas Inteligentes	28,100	433,367
		954,858
Germany – 0.50%
Volkswagen	8,342	1,007,427
		1,007,427
Total Preferred Stock
(cost $1,686,751)		1,962,285

	Number of	Value
	Shares	(U.S. $)
Warrant – 0.00%
Unione di Banche Italiane	20,000	$248
Total Warrant (cost $0)		248

	Principal
	Amount (U.S. $)
≠Discount Note – 2.16%
Federal Home Loan Bank
0.007% 10/1/10	$4,361,002	4,361,002
Total Discount Note
(cost $4,361,002)		4,361,002
Total Value of Securities Before Securities
Lending Collateral – 98.82%
(cost $188,227,553)		199,560,615

	Number of
	Shares
Securities Lending Collateral** – 12.41%
Investment Companies
BNY Mellon Securities Lending
Overnight Fund	24,607,117	24,607,117
BNY Mellon SL DBT II
Liquidating Fund	441,451	427,634
@† Mellon GSL Reinvestment Trust II	653,686	33,796
Total Securities Lending Collateral
(cost $25,702,254)		25,068,547

Total Value of Securities – 111.23%
(cost $213,929,807)		224,629,162 ©
Obligation to Return Securities
Lending Collateral** – (12.72%)		(25,702,254)
Receivables and Other Assets
Net of Liabilities – 1.49%		3,016,835
Net Assets Applicable to 19,598,554
Shares Outstanding – 100.00%		$201,943,743

Net Asset Value – Optimum International Fund
Class A ($10,927,247 / 1,061,910 Shares)		$10.29
Net Asset Value – Optimum International Fund
Class B ($2,003,898 / 198,728 Shares)		$10.08
Net Asset Value – Optimum International Fund
Class C ($39,965,691 / 3,961,374 Shares)		$10.09
Net Asset Value – Optimum International Fund
Institutional Class ($149,046,907 / 14,376,542 Shares)		$10.37

Components of Net Assets at September 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$254,579,041
Undistributed net investment income		1,530,252
Accumulated net realized loss on investments		(64,970,274)
Net unrealized appreciation of investments
and foreign currencies		10,804,724
Total net assets		$201,943,743

Δ	Securities have been classified by country of origin. Classification by type of business has been presented in page 4 in “Country/Sector allocations.”
†	Non income producing security.
w	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
*	Fully or partially on loan.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $33,796, which represented 0.02% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $24,095,731 of securities loaned.

Summary of abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
BC — Barclay Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CGM — Citigroup Global Markets
CVA — Dutch Certificate
EUR — European Monetary Unit
HKD — Hong Kong Dollar
IDR — Indonesia Rupiah
JPY — Japanese Yen
MNB — Mellon National Bank
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
SGD — Singapore Dollar
STRIP VVPR — Dividend Coupon
USD — United States Dollar
ZAR — South African Rand

Net Asset Value and Offering Price Per Share –
Optimum International Fund
Net asset value Class A (A)	$10.29
Sales charge (5.75% of offering price) (B)	0.63
Offering price	$10.92

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

(continues)       33

Statements of net assets

Optimum International Fund

1	The following foreign currency exchange contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BC	NOK	(6,010,000)	USD	971,908	10/6/10	$(49,955)
BC	NZD	361,000	USD	(259,469)	10/6/10	5,374
BC	SGD	3,290,000	USD	(2,465,339)	10/20/10	35,548
BC	ZAR	7,710,000	USD	(1,076,094)	10/20/10	26,432
CGM	AUD	3,950,000	USD	(3,735,724)	10/20/10	73,057
CGM	CAD	(1,128,000)	USD	1,095,290	10/1/10	(928)
CGM	CAD	1,321,000	USD	(1,282,010)	10/20/10	1,312
CGM	EUR	(868,000)	USD	1,182,390	10/6/10	(963)
CGM	EUR	1,742,000	USD	(2,238,900)	10/6/10	135,950
CGM	EUR	(4,571,000)	USD	5,963,811	10/20/10	(267,130)
CGM	HKD	3,700,000	USD	(476,580)	10/20/10	330
CGM	JPY	74,929,000	USD	(888,498)	10/20/10	9,391
CGM	NOK	7,333,000	USD	(1,202,243)	10/6/10	44,566
CGM	PLN	3,815,000	USD	(1,257,790)	10/20/10	52,812
MNB	AUD	(82,854)	USD	80,464	10/5/10	423
MNB	AUD	(157,770)	USD	152,610	10/6/10	216
MNB	BRL	143,841	USD	(85,053)	10/1/10	(141)
MNB	BRL	792,315	USD	(468,493)	10/4/10	(1,081)
MNB	EUR	72,294	USD	(98,385)	10/1/10	176
MNB	EUR	139,693	USD	(190,723)	10/6/10	(278)
MNB	IDR	906,767,902	USD	(101,770)	10/1/10	(189)
MNB	IDR	1,390,666,741	USD	(156,079)	10/4/10	(369)
						$64,553

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in ”Notes to financial statements.”

See accompanying Notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund
September 30, 2010 (unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 96.40%²
Consumer Discretionary – 19.94%
†	Amazon.com	133,725	$21,002,848
*†	ArvinMeritor	47,650	740,481
*†	AutoZone	4,400	1,007,204
*†	CarMax	40,000	1,114,400
	Carnival	59,600	2,277,316
	Carnival (United Kingdom)	28,600	1,125,476
*	Coach	46,900	2,014,824
*	Costco Wholesale	22,500	1,451,025
*†	DIRECTV Class A	81,055	3,374,320
*†	Discovery Communications Class A	16,300	709,865
	Disney (Walt)	194,353	6,435,028
*†	eBay	55,300	1,349,320
*	Estee Lauder Class A	35,956	2,273,498
*	Expedia	37,200	1,049,412
*	Fastenal	31,300	1,664,847
*†	Focus Media Holding ADR	226,275	5,498,483
*†	Hertz Global Holdings	268,000	2,838,120
*†	IAC/InterActiveCorp	110,800	2,910,716
†	Kohl’s	41,400	2,180,952
*†	Las Vegas Sands	19,800	690,030
†	Lear	26,550	2,095,592
†	Liberty Media Interactive Class A	86,800	1,190,028
	Lowe’s	182,000	4,056,780
*	Marriott International Class A	54,580	1,955,601
	McDonald’s	169,577	12,635,181
*†	MGM MIRAGE	57,400	647,472
*	NIKE Class B	151,255	12,121,576
*	Nordstrom	77,863	2,896,504
†	O’Reilly Automotive	22,600	1,202,320
*	Phillips-Van Heusen	68,400	4,114,944
*†	priceline.com	19,116	6,658,867
*	Regal Entertainment Group Class A	26,250	344,400
*	Starbucks	93,300	2,386,614
*	Starwood Hotels &
	Resorts Worldwide	27,200	1,429,360
*	Tiffany & Co	74,865	3,517,906
*	TJX	102,735	4,585,063
†	VistaPrint	12,050	465,733
	Wal-Mart Stores	64,550	3,454,716
	Western Union	54,800	968,316
*	Whirlpool	16,344	1,323,210
*	Wyndham Worldwide	118,100	3,244,207
	Wynn Resorts	38,105	3,306,371
	Yum Brands	97,073	4,471,182
			140,780,108
Consumer Staples – 1.74%
	PepsiCo	121,950	8,102,358
	Philip Morris International	50,450	2,826,209
	Procter & Gamble	22,852	1,370,434
			12,299,001
Energy – 7.82%
	Anadarko Petroleum	112,952	6,443,911
†	Cameron International	31,200	1,340,352
	Chevron	69,750	5,653,238
=†	Concho Resources Restricted PIPE	47,450	2,668,588
	ConocoPhillips	63,950	3,672,649
	Devon Energy	52,250	3,382,665
*	EOG Resources	80,034	7,440,760
*†	FMC Technologies	17,300	1,181,417
	Halliburton	46,500	1,537,755
	Murphy Oil	15,400	953,568
	Nexen (Canada)	163,748	3,291,335
	Peabody Energy	97,200	4,763,772
*	Petroleo Brasiliero ADR	53,500	1,755,870
†	Plains Exploration & Production	79,650	2,124,266
	Schlumberger	110,750	6,823,307
*	Suncor Energy (Canada)	55,100	1,793,505
†	Transocean (Switzerland)	5,750	369,668
			55,196,626
Financial Services – 9.36%
	American Express	78,000	3,278,340
	Bank of America	116,350	1,525,349
	BM&FBovespa (Brazil)	162,950	1,362,366
	CME Group	8,750	2,278,938
	Discover Financial Services	14,100	235,188
	Franklin Resources	23,800	2,544,220
	Goldman Sachs Group	24,768	3,580,957
†	IntercontinentalExchange	14,100	1,476,552
	Invesco	79,200	1,681,416
	JPMorgan Chase	187,500	7,138,125
	Lazard Class A (Bermuda)	47,300	1,659,284
	MasterCard Class A	27,850	6,238,400
	MetLife	41,600	1,599,520
	Morgan Stanley	76,500	1,888,020
	Northern Trust	24,300	1,172,232
	NYSE Euronext	27,600	788,532
	PNC Financial Services Group	98,975	5,137,792
	Sun Life Financial (Canada)	12,900	337,514
	Travelers	53,450	2,784,745
	U.S. Bancorp	332,378	7,186,012
†	Verisk Analytics Class A	46,850	1,312,269
*	Visa Class A	59,700	4,433,322
*	Wells Fargo	255,809	6,428,480
			66,067,573
Healthcare – 7.31%
	Abbott Laboratories	68,400	3,573,215
	Allergan	22,900	1,523,537
*†	Auxilium Pharmaceuticals	21,650	536,487
†	Celgene	47,750	2,750,878
†	Cephalon	23,800	1,486,072
*†	Community Health Systems	16,250	503,263
	Covidien (Ireland)	139,000	5,586,409
†	Express Scripts	66,100	3,219,070
*†	Health Management
	Associates Class A	135,000	1,034,100
*†	Human Genome Sciences	92,950	2,768,981
*†	Illumina	17,200	846,240
*†	Insulet	69,000	975,660

(continues)       35

Statements of net assets

Optimum Large Cap Growth Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Healthcare (continued)
*†	Intuitive Surgical	3,200	$907,968
*†	Life Technologies	9,450	441,221
	McKesson	28,100	1,736,018
	Mead Johnson Nutrition	34,877	1,984,850
†	Medco Health Solutions	94,750	4,932,684
	Merck	85,560	3,149,464
	Pfizer	212,634	3,650,925
*	Stryker	25,500	1,276,275
	Teva Pharmaceutical Industries ADR	13,450	709,488
†	Thermo Fisher Scientific	66,350	3,176,838
	Universal Health Services Class B	56,250	2,185,875
†	WellPoint	13,250	750,480
†	Zimmer Holdings	36,650	1,917,895
			51,623,893
Materials & Processing – 9.13%
	Agnico-Eagle Mines (Canada)	8,600	610,858
	Air Products & Chemicals	10,200	844,764
*	Ball	38,950	2,292,208
	BHP Billiton ADR	116,041	7,417,341
	BHP Billiton (Australia)	44,750	1,683,153
	Celanese Class A	46,350	1,487,835
	CF Industries Holdings	14,950	1,427,725
*	Cliffs Natural Resources	21,750	1,390,260
*	Dow Chemical	308,508	8,471,629
*	Eastman Chemical	8,850	654,900
*	Freeport-McMoRan
	Copper & Gold Class B	45,950	3,923,671
	Goldcorp (Canada)	37,650	1,638,528
	Monsanto	133,917	6,418,642
	Mosaic	49,750	2,923,310
	Potash Corp. of Saskatchewan
	(Canada)	7,000	1,008,280
*	PPG Industries	76,711	5,584,561
*	Praxair	121,181	10,937,796
*	Precision Castparts	30,703	3,910,027
	Yamana Gold (Canada)	156,350	1,782,390
			64,407,878
Producer Durables – 12.89%
	3M	55,000	4,769,050
	Automatic Data Processing	8,300	348,849
†	Babcock & Wilcox	16,900	359,632
*	Bucyrus International Class A	9,400	651,890
*	Caterpillar	33,800	2,659,384
	CSX	62,350	3,449,202
*	Cummins	64,337	5,827,645
	Danaher	239,662	9,732,673
	Deere	12,300	858,294
	Eaton	27,835	2,296,109
	Emerson Electric	32,400	1,706,184
	Expeditors International of
	Washington	32,200	1,488,606
	FedEx	108,849	9,306,590
	General Dynamics	81,522	5,120,397
*	Grainger (W.W.)	7,800	929,058
	Illinois Tool Works	38,400	1,805,568
	Ingersoll-Rand (Ireland)	101,150	3,612,067
†	McDermott International	33,800	499,564
*	PACCAR	24,200	1,165,230
	Republic Services	123,350	3,760,942
	Rockwell Automation	13,300	821,009
	Stanley Black & Decker	9,050	554,584
*	Towers Watson Class A	41,550	2,043,429
	Tyco International (Switzerland)	75,400	2,769,442
*†	UAL	125,400	2,963,202
	Union Pacific	159,549	13,051,107
*	United Parcel Service Class B	90,450	6,032,111
	United Technologies	33,950	2,418,259
			91,000,077
Technology – 28.21%
	Accenture (Bermuda)	42,700	1,814,323
*	Activision Blizzard	370,200	4,005,564
†	Adobe Systems	80,900	2,115,535
*†	Akamai Technologies	29,200	1,465,256
*†	American Tower Class A	141,786	7,267,950
†	Apple	157,402	44,662,817
	ASML Holding	24,300	722,439
†	Autodesk	11,800	377,246
†	Autonomy (United Kingdom)	9,600	273,270
†	Baidu ADR	142,587	14,632,278
	Broadcom Class A	119,107	4,215,197
†	Cisco Systems	518,233	11,349,303
	Corning	135,500	2,476,940
†	Crown Castle International	132,842	5,864,974
†	Ctrip.com International ADR	19,800	945,450
*†	Dolby Laboratories Class A	26,100	1,482,741
*†	EMC	289,523	5,880,212
†	Google Class A	31,450	16,536,096
*†	GSI Commerce	181,300	4,478,110
	Hewlett-Packard	407,500	17,143,524
	International Business Machines	19,100	2,562,074
*†	Juniper Networks	56,600	1,717,810
*†	Lam Research	104,150	4,358,678
†	Marvell Technology Group
	(Bermuda)	297,600	5,210,976
*†	Mentor Graphics	27,550	291,204
†	NetApp	12,500	622,375
†	NICE Systems ADR	48,850	1,528,517
†	NXP Semiconductors (Netherlands)	37,150	460,289
*†	ON Semiconductor	112,600	811,846
	Oracle	322,673	8,663,770
	QUALCOMM	196,250	8,854,800
†	Rovi	11,400	574,674
*†	salesforce.com	38,500	4,304,300
	Samsung Electronics
	(Republic of Korea)	971	661,668
†	SanDisk	22,300	817,295
*†	Sina (China) (Hong Kong Exchange)	35,250	1,782,945

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Technology (continued)
*† Skyworks Solutions	54,000	$1,116,720
† Smart Technologies (Canada)	39,750	538,613
Tencent Holdings (China)
(Hong Kong Exchange)	76,100	1,663,452
* Texas Instruments	58,950	1,599,903
† Yahoo	232,200	3,290,274
		199,141,408
Total Common Stock
(cost $604,341,039)		680,516,564

Exchange-Traded Fund – 0.47%
* SPDR Gold Trust	25,815	3,301,997
Total Exchange-Traded Fund
(cost $3,073,136)		3,301,997

Preferred Stock – 0.15%
Wells Fargo 8.00%	38,550	1,053,572
Total Preferred Stock
(cost $741,030)		1,053,572

	Principal
	Amount (U.S. $)
≠Discount Note – 4.04%
Federal Home Loan Bank
0.007% 10/1/10	$28,521,013	28,521,013
Total Discount Note
(cost $28,521,013)		28,521,013
Total Value of Securities Before Securities
Lending Collateral – 101.06%
(cost $636,676,218)		713,393,146

	Number of
	Shares
Securities Lending Collateral** – 7.18%
Investment Companies
BNY Mellon Securities Lending
Overnight Fund	49,439,666	49,439,666
BNY Mellon SL DBT II
Liquidating Fund	1,216,867	1,178,779
@† Mellon GSL Reinvestment Trust II	1,053,295	54,455
Total Securities Lending Collateral
(cost $51,709,828)		50,672,900

Total Value of Securities – 108.24%
(cost $688,386,046)		764,066,046 ©
Obligation to Return Securities
Lending Collateral** – (7.33%)		(51,709,828)
Liabilities Net of Receivables and
Other Assets – (0.91%)		(6,425,141)
Net Assets Applicable to 66,698,202
Shares Outstanding – 100.00%		$705,931,077

Net Asset Value – Optimum Large Cap Growth Fund
Class A ($31,826,687 / 3,037,047 Shares)		$10.48
Net Asset Value – Optimum Large Cap Growth Fund
Class B ($5,380,445 / 538,296 Shares)		$10.00
Net Asset Value – Optimum Large Cap Growth Fund
Class C ($119,194,388 / 11,928,417 Shares)		$ 9.99
Net Asset Value – Optimum Large Cap Growth Fund
Institutional Class ($549,529,557 / 51,194,442 Shares)		$10.73

Components of Net Assets at September 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$796,682,463
Accumulated net realized loss on investments		(166,467,436)
Net unrealized appreciation of investments
and foreign currencies		75,716,050
Total net assets		$705,931,077

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $2,668,588, which represented 0.38% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $54,455, which represented 0.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $50,512,209 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
PIPE — Private Investment in Public Equity

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Growth Fund
Net asset value Class A (A)	$10.48
Sales charge (5.75% of offering price) (B)	0.64
Offering price	$11.12

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

(continues)       37

Statements of net assets

Optimum Large Cap Value Fund
September 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 98.54%
Consumer Discretionary – 10.15%
	Advance Auto Parts	18,410	$1,080,299
*	Best Buy	85,200	3,478,716
*	Brinker International	131,700	2,483,862
*	CBS Class B	230,300	3,652,558
	Comcast Class A	306,500	5,541,520
	Disney (Walt)	126,170	4,177,489
	Foot Locker	194,700	2,828,991
	Gap	299,200	5,577,087
	Hasbro	36,350	1,617,939
*	Home Depot	294,650	9,334,511
	Johnson Controls	34,380	1,048,590
†	Kohl’s	24,900	1,311,732
*	Lennar Class A	344,712	5,301,671
	McDonald’s	13,280	989,493
	Omnicom Group	87,000	3,434,760
*†	Pulte Homes	119,180	1,044,017
*	Regal Entertainment Group
	Class A	381,400	5,003,968
*	Sherwin-Williams	39,630	2,977,798
	Staples	51,820	1,084,074
	Time Warner	65,800	2,016,770
	Wal-Mart Stores	17,950	960,684
			64,946,529
Consumer Staples – 10.00%
	Altria Group	79,750	1,915,595
	CVS Caremark	181,941	5,725,683
	Diageo (United Kingdom)	248,326	4,279,482
	General Mills	102,470	3,744,254
	Kellogg	61,470	3,104,850
	Kimberly-Clark	114,350	7,438,468
	Kraft Foods Class A	304,450	9,395,327
	Nestle (Switzerland)	82,240	4,382,394
	PepsiCo	50,240	3,337,946
	Philip Morris International	186,610	10,453,891
	Procter & Gamble	36,276	2,175,444
	Sara Lee	390,900	5,249,787
	Smucker (J.M.)	22,570	1,366,162
*	Walgreen	43,850	1,468,975
			64,038,258
Energy – 11.89%
	Anadarko Petroleum	101,400	5,784,870
*†	Apache	44,460	4,346,410
	Baker Hughes	145,100	6,181,260
	Chevron	228,262	18,500,635
	Devon Energy	125,930	8,152,708
*	Ensco (United Kingdom)	146,200	6,539,526
*	EOG Resources	25,170	2,340,055
	Exxon Mobil	81,040	5,007,462
	Hess	67,900	4,014,248
	National Oilwell Varco	60,330	2,682,875
	Noble	37,100	1,253,609
	Occidental Petroleum	26,240	2,054,592
	Total ADR	74,630	3,850,908
†	Transocean	34,070	2,190,360
	Valero Energy	181,800	3,183,318
			76,082,836
Financials – 19.22%
	ACE (Switzerland)	30,860	1,797,595
	Allstate	69,520	2,193,356
	American Express	84,800	3,564,144
	Ameriprise Financial	122,810	5,812,597
	Annaly Mortgage Management	178,000	3,132,800
	Aon	86,920	3,399,441
	Bank of America	446,250	5,850,338
	Bank of New York Mellon	312,766	8,172,576
	Blackstone Group	282,650	3,586,829
	Chubb	40,320	2,297,837
	Goldman Sachs Group	62,390	9,020,346
	JPMorgan Chase	478,547	18,218,284
	MasterCard Class A	12,520	2,804,480
†	MBIA	199,000	1,999,950
	MetLife	200,920	7,725,374
	Morgan Stanley	246,700	6,088,556
	New York Community Bancorp	285,600	4,641,000
	PNC Financial Services Group	47,630	2,472,473
	Prudential Financial	80,070	4,338,193
	Regions Financial	61,350	446,015
	State Street	181,540	6,836,796
	Travelers	248,683	12,956,384
	Wells Fargo	226,130	5,682,647
			123,038,011
Healthcare – 9.34%
	Abbott Laboratories	124,100	6,482,984
*	Becton, Dickinson	37,530	2,780,973
	GlaxoSmithKline (United Kingdom)	71,840	1,415,792
	Johnson & Johnson	144,100	8,928,435
	Medtronic	127,070	4,267,011
	Merck	41,860	1,540,867
	Pfizer	864,845	14,849,388
	Roche Holding (Switzerland)	11,230	1,534,066
†	St. Jude Medical	78,960	3,106,286
*†	Tenet Healthcare	562,630	2,655,614
†	Thermo Fisher Scientific	99,610	4,769,327
†	Waters	23,190	1,641,388
*†	Watson Pharmaceuticals	137,500	5,817,625
			59,789,756
Industrials – 13.52%
	3M	44,540	3,862,063
†	Apollo Group Class A	8,800	451,880
	Avery Dennison	155,000	5,753,600
	Canadian National Railway (Canada)	25,680	1,644,034
	Danaher	56,450	2,292,435
*	Eaton	27,640	2,280,024
	General Electric	384,300	6,244,875
	Honeywell International	232,180	10,201,989

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
	Lockheed Martin	165,480	$11,795,414
	Northrop Grumman	105,900	6,420,717
	Stanley Black & Decker	34,817	2,133,586
*	Textron	297,500	6,116,600
	Tyco Electronics (Switzerland)	308,400	9,011,448
	Tyco International (Switzerland)	195,100	7,166,023
	United Technologies	96,710	6,888,653
*	Waste Management	118,900	4,249,486
			86,512,827
Information Technology – 10.54%
	Accenture Class A	161,020	6,841,740
*	Analog Devices	71,100	2,231,118
	CA	170,800	3,607,296
†	Cisco Systems	134,310	2,941,389
†	Dell	224,800	2,913,408
*	Dun & Bradstreet	25,580	1,896,501
	Hewlett-Packard	42,980	1,808,169
	Intel	588,710	11,320,893
	International Business Machines	117,540	15,766,815
*	Microchip Technology	32,700	1,028,415
*†	Motorola	682,300	5,820,019
	Oracle	224,930	6,039,371
†	Symantec	221,300	3,357,121
*	Western Union	109,120	1,928,150
			67,500,405
Materials – 6.25%
*	Air Products & Chemicals	41,990	3,477,612
*	Alcoa	415,700	5,034,127
	duPont (E.I.) deNemours	225,500	10,061,810
	MeadWestvaco	196,100	4,780,918
	Packaging Corp. of America	351,200	8,137,304
*	PPG Industries	49,530	3,605,784
*	United States Steel	111,550	4,890,352
			39,987,907
Telecommunications – 5.20%
	AT&T	677,660	19,381,076
†	Sprint Nextel	319,800	1,480,674
	Vodafone Group (United Kingdom)	2,044,197	5,045,001
*	Windstream	601,900	7,397,351
			33,304,102
Utilities – 2.43%
	American Electric Power	161,530	5,852,232
*	Dominion Resources	28,346	1,237,586
	Entergy	15,750	1,205,348
*	NextEra Energy	3,920	213,209
	PG&E	78,670	3,573,191
	PPL	43,340	1,180,148
	Public Service Enterprise Group	68,910	2,279,543
			15,541,257
Total Common Stock
	(cost $620,207,441)		630,741,888

Convertible Preferred Stock – 0.17%
†	Apache 6.00%	9,150	530,700
*	PPL 9.50%	9,830	560,015
Total Convertible Preferred Stock
	(cost $959,120)		1,090,715

		Principal
		Amount (U.S. $)
≠Discount Note – 1.31%
	Federal Home Loan Bank
	0.007% 10/1/10	$8,356,004	8,356,004
Total Discount Note
	(cost $8,356,004)		8,356,004
Total Value of Securities Before
	Securities Lending Collateral –
	100.02% (cost $629,522,565)		640,188,607

		Number of
		Shares
Securities Lending Collateral** – 7.84%
Investment Companies
	BNY Mellon Securities Lending
	Overnight Fund	49,327,222	49,327,222
	BNY Mellon SL DBT II Liquidating
	Fund	857,550	830,709
@†	Mellon GSL Reinvestment Trust II	1,049,762	54,273
Total Securities Lending Collateral
	(cost $51,234,534)		50,212,204

Total Value of Securities – 107.86%
	(cost $680,757,099)		690,400,811 ©
Obligation to Return Securities
	Lending Collateral** – (8.00%)		(51,234,534)
Receivables and Other Assets
	Net of Liabilities – 0.14%		898,120
Net Assets Applicable to 67,530,765
	Shares Outstanding – 100.00%		$640,064,397

Net Asset Value – Optimum Large Cap Value Fund
	Class A ($29,909,285 / 3,155,538 Shares)		$9.48
Net Asset Value – Optimum Large Cap Value Fund
	Class B ($5,156,597 / 548,677 Shares)		$9.40
Net Asset Value – Optimum Large Cap Value Fund
	Class C ($112,712,622 / 12,000,010 Shares)		$9.39
Net Asset Value – Optimum Large Cap Value Fund
	Institutional Class ($492,285,893 / 51,826,540 Shares)		$9.50

(continues)       39

Statements of net assets

Optimum Large Cap Value Fund

Components of Net Assets at September 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$814,978,288
Undistributed net investment income	3,414,363
Accumulated net realized loss on investments	(187,998,382)
Net unrealized appreciation of investments and
foreign currencies	9,670,128
Total net assets	$640,064,397

*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $54,273, which represented 0.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $50,403,033 of securities loaned.

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Value Fund
Net asset value Class A (A)	$9.48
Sales charge (5.75% of offering price) (B)	0.58
Offering price	$10.06

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund
September 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 99.01%²
Consumer Discretionary – 21.65%
*	Aaron’s	22,499	$415,107
*	Abercrombie & Fitch Class A	29,000	1,140,280
†	AerCap Holdings	46,780	553,407
*†	ArvinMeritor	121,850	1,893,549
*†	Avis Budget Group	28,170	328,181
†	Bally Technologies	28,500	996,075
*	Brunswick	82,220	1,251,388
†	Carter’s	49,590	1,305,705
†	Cavco Industries	19,500	700,245
*†	Central European Distribution	36,190	807,761
†	Charming Shoppes	50,700	178,464
*†	Cheesecake Factory	46,600	1,233,502
*	Chico’s FAS	62,000	652,240
†	Children’s Place Retail Stores	23,410	1,141,706
*†	Coldwater Creek	36,400	191,828
*	Columbia Sportswear	9,000	525,960
*†	Constant Contact	10,000	214,300
*†	CROCS	4,470	58,155
†	Dick’s Sporting Goods	50,780	1,423,871
	Domino’s Pizza	160,850	1,187,125
†	Dress Barn	8,000	190,000
†	Drew Industries	25,600	534,016
*†	Express	8,200	124,722
*†	Gaylord Entertainment	57,500	1,753,750
*†	Grand Canyon Education	58,960	1,292,993
†	Hanesbrands	101,180	2,616,514
	HEICO Class A	9,500	323,665
*†	Hertz Global Holdings	56,500	598,335
†	Home Inns & Hotels
	Management ADR	15,610	771,758
*†	ITT Educational Services	8,100	569,187
*†	J. Crew Group	19,000	638,780
*	Jarden	69,260	2,156,064
	Jones Apparel Group	23,500	461,540
*†	Life Time Fitness	28,400	1,120,948
*†	LKQ	53,300	1,108,640
	Localiza Rent a Car	116,970	1,947,601
*†	Lululemon Athletica	31,600	1,413,152
	Navitas	162,091	665,912
*	P.F. Chang’s China Bistro	4,500	207,900
†	Penn National Gaming	77,380	2,291,222
*†	Pier 1 Imports	46,500	380,835
*†	Pinnacle Entertainment	74,500	830,675
*	Pool	45,000	903,150
*†	Rue21	2,100	54,201
†	Rush Enterprises Class A	111,490	1,710,257
*†	Saks	67,500	580,500
*†	Shutterfly	15,700	408,043
*	Strayer Education	4,400	767,800
†	Stroer OUT-OF-HOME Media	11,840	338,983
*†	Talbots	49,000	641,900
*†	Team Health Holdings	44,181	570,377
*†	Tempur-Pedic International	74,860	2,320,659
*	Thor Industries	30,600	1,022,040
*†	True Religion Apparel	23,800	507,892
*†	Urban Outfitters	19,650	617,796
*†	Vail Resorts	13,500	506,520
†	VistaPrint	20,030	774,160
†	Wabash National	91,080	736,837
†	Wabco Holdings	13,000	545,220
†	Warnaco Group	5,000	255,650
†	Wet Seal Class A	52,900	179,331
*†	WMS Industries	6,000	228,420
*	Wyndham Worldwide	28,380	779,599
			52,646,393
Consumer Staples – 1.76%
*	Diamond Foods	16,000	655,840
*†	Green Mountain Coffee Roasters	71,730	2,237,259
	Herbalife	22,900	1,382,015
			4,275,114
Energy – 4.55%
†	Atwood Oceanics	65,000	1,979,250
*†	Carrizo Oil & Gas	18,000	430,920
*	Core Laboratories	17,000	1,496,680
†	Dril-Quip	25,920	1,609,891
*†	FMC Technologies	32,500	2,219,425
*	Houston America Energy	30,000	300,000
*†	Northern Oil & Gas	19,000	321,860
†	Oasis Petroleum	3,300	63,921
*†	Oceaneering International	21,050	1,133,753
*†	Quicksilver Resources	49,200	619,920
*†	Rosetta Resources	11,000	258,390
*	SM Energy	15,000	561,900
†	Tesco	6,700	80,601
			11,076,511
Financial Services – 8.67%
†	Advent Software	10,000	521,900
	Associated Banc-Corp	42,100	555,299
	Associated Estates Realty	16,000	223,680
	Assured Guaranty	47,830	818,371
	Berkshire Hills Bancorp	25,500	483,480
*	BioMed Realty Trust	95,600	1,713,152
	City National	4,000	212,280
*	Corporate Office Properties Trust	33,500	1,249,885
*	DCT Industrial Trust	46,000	220,340
	DuPont Fabros Technology	4,000	100,600
	East West Bancorp	20,300	330,484
*	Extra Space Storage	79,600	1,276,784
	First Busey	72,800	331,240
*	Global Payments	3,500	150,115
†	Greene Bancshares	8,400	57,036
†	Guaranty Bancorp	63,000	100,170
	Henry (Jack) & Associates	9,700	247,350
	K-Fed Bancorp	76,000	599,640
*	Kilroy Realty	15,000	497,100

(continues)       41

Statements of net assets

Optimum Small-Mid Cap Growth Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Financial Services (continued)
	Kite Realty Group Trust	170,000	$754,800
	Lakeland Financial	19,300	360,138
*	Macerich	20,307	872,186
	MB Financial	60,000	973,200
*†	MF Global Holdings	86,500	622,800
	Pacific Continental	3,325	30,091
	Sandy Spring Bancorp	31,100	482,050
	SL Green Realty	21,000	1,329,930
†	Stifel Financial	20,345	941,770
†	SVB Financial Group	27,500	1,163,800
	TCF Financial	38,300	620,077
	Tower Group	15,000	350,250
	Trico Bancshares	22,000	338,140
	Valley National Bancorp	91,350	1,178,415
	ViewPoint Financial Group	63,600	588,300
	Whitney Holding	51,000	416,670
	Wilmington Trust	15,300	137,394
*†	World Acceptance	5,500	242,880
			21,091,797
Healthcare – 14.38%
†	Accretive Health	12,330	133,534
†	Acorda Therapeutics	17,000	561,340
*†	Akorn	11,500	46,460
†	Alexion Pharmaceuticals	21,500	1,383,740
†	Alkermes	61,310	898,192
*†	Allos Therapeutics	77,700	366,744
†	Allscripts Healthcare Solutions	66,100	1,220,867
†	AMAG Pharmaceuticals	14,980	257,806
*†	American Medical System Holdings	65,020	1,273,092
*†	Amylin Pharmaceuticals	12,000	250,200
*†	Anthera Pharmaceuticals	20,000	83,800
†	Array Biopharma	70,000	226,100
*†	Auxilium Pharmaceuticals	31,700	785,526
*†	BioMarin Pharmaceuticals	16,600	371,010
*†	Cepheid	27,000	505,170
†	Chelsea Therapeutics International	42,300	216,576
†	Cubist Pharmaceuticals	15,880	371,433
†	Cyberonics	14,500	386,860
†	eResearch Technology	31,300	234,124
	Fleury	92,500	1,146,385
*†	Gen-Probe	5,000	242,300
*†	HealthSouth	48,530	931,776
*†	Human Genome Sciences	14,500	431,955
†	ICON ADR	43,400	938,308
*†	Idenix Pharmaceuticals	46,000	142,600
*†	IDEXX Laboratories	9,000	555,480
*†	Illumina	8,000	393,600
*†	Incyte	71,000	1,135,290
*†	Isis Pharmaceuticals	35,000	294,000
*	Lincare Holdings	42,795	1,073,727
*†	Mednax	4,000	213,200
*†	Micromet	45,250	304,080
†	Nanosphere	20,000	100,600
*†	Nektar Therapeutics	30,000	443,100
†	NPS Pharmaceuticals	60,000	410,400
*†	Onyx Pharmaceuticals	36,010	949,944
†	Orthofix International	16,000	502,720
*	Owens & Minor	46,180	1,314,283
†	Parexel International	73,870	1,708,613
	Pharmaceutical Product
	Development	86,170	2,136,153
†	Pharmasset	20,100	592,950
*†	PSS World Medical	34,000	726,920
*	Quality Systems	7,500	497,325
*†	Regeneron Pharmaceuticals	39,560	1,083,944
*†	Salix Pharmaceuticals	27,630	1,097,464
*†	Seattle Genetics	83,390	1,295,047
*†	Sirona Dental Systems	9,000	324,360
†	SXC Health Solutions	42,860	1,563,104
*†	United Therapeutics	8,500	476,085
†	Vermillion	8,111	44,773
†	Volcano	67,189	1,745,569
†	WellCare Health Plans	20,123	582,762
			34,971,391
Materials & Processing – 2.66%
*	Acuity Brands	28,500	1,260,840
	Albemarle	10,600	496,186
*†	Beacon Roofing Supply	69,960	1,019,317
	Greif Class A	4,700	276,548
	Huabao International Holdings	261,740	408,183
	Kaydon	13,300	460,180
†	LSB Industries	2,100	38,997
	Silgan Holdings	60,330	1,912,461
*†	Trex	14,670	279,757
†	United States Lime & Minerals	8,000	309,280
			6,461,749
Producer Durables – 17.04%
†	Advisory Board	800	35,320
†	Aecom Technology	58,400	1,416,784
	Albany International	10,000	189,200
*	Allegiant Travel	20,730	877,294
	AMETEK	37,000	1,767,490
*†	Bristow Group	12,000	432,960
†	CAI International	38,300	581,011
	Copa Holdings Class A	33,270	1,793,586
*†	Corrections Corp. of America	121,560	3,000,101
*	Donaldson	48,900	2,304,657
*	ESCO Technologies	11,200	372,512
†	ExlService Holdings	39,000	758,550
*	GATX	30,700	900,124
*†	GrafTech International	31,500	492,345
*†	H&E Equipment Services	67,300	536,381
*	Heartland Express	42,000	624,540
*	Herman Miller	53,300	1,048,944

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Producer Durables (continued)
	Hunt (J.B.) Transport Services	50,790	$1,762,413
	Kennametal	16,000	494,880
*	Knoll	113,100	1,754,181
†	Lexmark International Class A	27,930	1,246,237
	McGrath Rentcorp	11,600	277,820
*†	Mettler-Toledo International	25,500	3,173,220
†	Moog Class A	25,600	909,056
*	Nordson	47,000	3,463,430
†	Old Dominion Freight Line	55,144	1,401,760
*†	Oshkosh	23,200	638,000
*	Overseas Shipholding Group	32,620	1,119,518
*	Pentair	17,000	571,710
*†	Quanta Services	38,300	730,764
	Regal-Beloit	43,020	2,524,844
*†	SYKES Enterprises	86,716	1,177,603
*	Toro	11,500	646,645
†	United Rentals	70,700	1,049,188
*	World Fuel Services	21,500	559,215
*†	Zebra Technologies	24,000	807,360
			41,439,643
Technology – 26.14%
	AAC Acoustic Technologies Holdings	392,000	854,843
†	AboveNet	14,500	755,305
†	Acme Packet	19,200	728,448
†	Actuate	50,000	257,500
†	Acxiom	14,000	222,040
	Amphenol Class A	28,400	1,391,032
†	ANSYS	39,000	1,647,750
*†	Applied Micro Circuits	116,590	1,165,900
*†	Art Technology Group	262,000	1,082,060
*†	Aruba Networks	44,580	951,337
†	Atheros Communications	26,500	698,275
*†	Atmel	172,000	1,369,120
*†	Blackboard	11,000	396,440
*†	Blue Coat Systems	22,000	529,320
*†	Cavium Networks	28,200	811,032
†	Commscope	31,570	749,472
*†	Concur Technologies	48,200	2,383,008
†	Crown Castle International	56,000	2,472,400
*†	Entegris	124,500	581,415
*†	Entravision Communications Clasa A	50,000	99,500
*†	Equinix	19,092	1,954,066
*†	Finisar	150,020	2,818,876
*†	FLIR Systems	17,000	436,900
*†	GSI Commerce	48,500	1,197,950
†	Hackett Group	30,500	125,965
†	II-VI	34,800	1,299,084
*†	Infinera	19,000	221,730
*†	Informatica	110,670	4,250,835
†	IPG Photonics	71,000	1,713,940
†	Ixia	17,000	210,800
*	Jabil Circuit	117,200	1,688,852
†	Microsemi	67,000	1,149,050
*†	Monolithic Power Systems	20,000	326,600
*†	NETGEAR	16,000	432,160
*†	NetLogic Microsystems	29,290	807,818
†	NICE Systems ADR	11,000	344,190
*†	Omnivision Technologies	50,340	1,159,834
*†	ON Semiconductor	147,600	1,064,196
†	Parametric Technology	77,100	1,506,534
†	Plexus	59,440	1,744,564
*†	Polycom	120,100	3,276,328
*	Power Integrations	30,580	972,138
*†	Qlik Technologies	21,500	474,075
†	Quest Software	8,500	209,015
*†	Riverbed Technology	33,080	1,507,786
*†	Rovi	22,400	1,129,184
†	Salem Communications Class A	33,000	96,855
†	Sanmina-SCI	132,360	1,598,909
*†	SBA Communications Class A	46,500	1,873,950
*†	Skyworks Solutions	106,930	2,211,312
†	SRA International Class A	31,600	623,152
*†	Stratasys	18,000	498,960
*†	SuccessFactors	62,840	1,577,912
†	Supertex	41,000	906,920
†	Tibco Software	34,470	611,498
	Totvs	11,000	835,887
*†	Trimble Navigation	6,000	210,240
*†	Tyler Technologies	8,500	171,360
*†	Virtusa	85,411	827,633
*†	Websense	21,460	380,700
			63,593,955
Utilities – 2.16%
*†	MetroPCS Communications	149,630	1,565,130
†	PAETEC Holding	255,000	1,048,050
*†	tw telecom Class A	142,000	2,636,940
			5,250,120
Total Common Stock
	(cost $210,075,554)		240,806,673

Warrants – 0.00%
†=	Isoray, exercise price $5.00,
	expiration date 3/22/11	28,000	0
†=#@	Medicure PIPE 144A	74,014	0
Total Warrants (cost $0)			0

(continues)     43

Statements of net assets

Optimum Small-Mid Cap Growth Fund

	Principal	Value
	Amount (U.S. $)	(U.S. $)
≠Discount Note – 1.59%
Federal Home Loan Bank
0.007% 10/1/10	$3,857,002	$3,857,002
Total Discount Note
(cost $3,857,002)		3,857,002
Total Value of Securities Before Securities
Lending Collateral – 100.60%
cost ($213,932,556)		244,663,675

	Number of
	Shares
Securities Lending Collateral** – 10.03%
Investment Companies
BNY Mellon Securities Lending
Overnight Fund	23,895,953	23,895,953
BNY Mellon SL DBT II
Liquidating Fund	497,052	481,494
@† Mellon GSL Reinvestment Trust II	510,265	26,381
Total Securities Lending Collateral
(cost $24,903,270)		24,403,828

Total Value of Securities – 110.63%
(cost $238,835,826)		269,067,503 ©
Obligation to Return Securities
Lending Collateral** – (10.24%)		(24,903,270)
Liabilities Net of Receivables and
Other Assets – (0.39%)		(951,351)
Net Assets Applicable to 21,844,993
Shares Outstanding – 100.00%		$243,212,882

Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class A ($5,874,893 / 536,741 Shares)		$10.95
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class B ($988,444 / 94,777 Shares)		$10.43
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class C ($21,316,901 / 2,044,477 Shares)		$10.43
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Institutional Class ($215,032,644 / 19,168,998 Shares)		$11.22

Components of Net Assets at September 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$228,572,644
Undistributed net investment income		82,860
Accumulated net realized loss on investments		(15,594,240)
Net unrealized appreciation of investments and
foreign currencies		30,151,618
Total net assets		$243,212,882

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	Fully or partially on loan.
†	Non income producing security.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $26,381, which represented 0.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $24,319,952 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
GBP — British Pound Sterling
HKD — Hong Kong Dollar
MNB — Mellon National Bank
PIPE — Private Investment in Public Equity
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Growth Fund
Net asset value Class A (A)	$10.95
Sales charge (5.75% of offering price) (B)	0.67
Offering price	$11.62

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

1The following foreign currency exchange contracts were outstanding at September 30, 2010:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
MNB	AUD	(640,000)	USD	540,755	10/5/10	$77,516
MNB	GBP	369,366	USD	(585,553)	10/1/10	5,300
MNB	HKD	2,845,609	USD	(366,778)	10/1/10	22
						$82,838

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

See accompanying Notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund
September 30, 2010 (Unaudited)

		Number of
		Shares	Value
Common Stock – 92.94%
Basic Industry – 18.52%
*	AAON	61,825	$1,454,124
	Airgas	10,200	693,090
	Albany International	137,400	2,599,609
	Albemarle	30,400	1,423,024
	AMETEK	23,500	1,122,595
	Aptargroup	33,900	1,548,213
	Ashland	14,000	682,780
*	Brady Class A	28,800	840,096
	Carlisle	25,000	748,750
*	Cliffs Natural Resources	11,300	722,296
	Crane	44,800	1,699,712
*	Cytec Industries	27,800	1,567,364
	Dover	34,000	1,775,140
	Eastman Chemical	33,800	2,501,200
*	Federal Signal	140,000	754,600
†	Ferro	189,600	2,443,944
*	FMC	27,000	1,847,070
†	Griffon	56,000	682,640
	Ingersoll-Rand	48,000	1,714,080
†	KapStone Paper & Packaging	79,800	968,772
	Lubrizol	4,000	423,880
	Minerals Technologies	32,000	1,885,440
†	Owens-Illinois	40,000	1,122,400
	Packaging Corp. of America	27,200	630,224
*	Sonoco Products	59,400	1,986,336
*	Temple-Inland	30,800	574,728
*†	Trex	36,800	701,776
	US Ecology	91,953	1,471,248
			36,585,131
Business Services – 3.51%
*	Courier	28,760	408,967
*	Donnelley (R.R.) & Sons	64,800	1,099,008
	Ennis	83,890	1,500,792
*	Fair Isaac	66,050	1,628,793
*†	School Specialty	45,000	585,450
†	WESCO International	43,800	1,720,902
			6,943,912
Capital Spending – 11.04%
*	Acuity Brands	39,500	1,747,480
†	Advanced Energy Industries	100,325	1,310,245
*†	AGCO	40,300	1,572,103
	Gardner Denver	26,800	1,438,624
	Graham	88,689	1,376,453
*	Granite Construction	53,700	1,221,138
	Harsco	31,500	774,270
	Hubbell Class B	21,300	1,080,975
	IDEX	28,700	1,019,137
*†	Insituform Technologies Class A	42,000	1,015,560
*	Kennametal	80,100	2,477,493
	Stanley Black & Decker	34,200	2,095,776
	Tennant	33,988	1,050,229
	Timken	19,900	763,364
	Tyco International	26,700	980,691
†	URS	36,200	1,374,876
*†	Wabash National	63,330	512,340
			21,810,754
Consumer Cyclical – 6.77%
	Barnes Group	110,000	1,934,900
*†	BorgWarner	31,500	1,657,530
*	Ethan Allen Interiors	106,800	1,864,728
*	Hooker Furniture	119,894	1,394,367
*	Knoll	115,000	1,783,650
	†Lear	17,600	1,389,168
*	Leggett & Platt	27,000	614,520
*†	Navistar International	31,900	1,392,116
*	Tupperware Brands	29,200	1,336,192
			13,367,171
Consumer Services – 7.48%
†	BJ’s Wholesale Club	29,600	1,228,400
	Brinker International	27,400	516,764
*†	Collective Brands	133,300	2,151,461
	Foot Locker	145,600	2,115,568
*†	GameStop Class A	33,000	650,430
*†	Genesco	24,500	732,060
*†	Gymboree	33,500	1,391,590
*†	Jos. A. Bank Clothiers	38,250	1,629,833
†	Krispy Kreme Doughnuts	21,476	98,360
	PETsMART	20,700	724,500
†	Rush Enterprises Class A	52,800	809,952
†	Signet Jewelers	45,700	1,450,518
*	Sturm Ruger	93,792	1,279,323
			14,778,759
Consumer Staples – 2.44%
*†	Chiquita Brands International	98,373	1,302,459
	Dr Pepper Snapple Group	17,800	632,256
	Molson Coors Brewing Class B	21,600	1,019,952
	Smucker (J.M.)	20,500	1,240,865
*	Supervalu	54,000	622,620
			4,818,152
Energy – 6.50%
*	Cabot Oil & Gas	50,200	1,511,522
	Frontier Oil	111,500	1,494,100
	Gulf Island Fabrication	61,166	1,113,221
	Laclede Group	38,198	1,314,775
†	Newpark Resources	212,850	1,787,940
†	Plains Exploration & Production	58,100	1,549,527
*†	Rowan	46,700	1,417,812
	Southern Union	55,500	1,335,330
†	Vaalco Energy	229,503	1,317,347
			12,841,574
Financial Services – 11.94%
	American Equity Investment Life Holding	169,120	1,731,789
	Aspen Insurance Holdings	46,600	1,411,048
	AXIS Capital Holdings	40,800	1,343,952

(continues)       45

Statements of net assets

Optimum Small-Mid Cap Value Fund

		Number of
		Shares	Value
Common Stock (continued)
Financial Services (continued)
	Commerce Bancshares	32,655	$1,227,501
	Dime Community Bancshares	127,750	1,769,338
	East West Bancorp	76,700	1,248,676
	Eaton Vance	42,000	1,219,680
	First Financial Bancorp	40,500	675,540
	First Niagara Financial Group	56,400	657,060
†	FPIC Insurance Group	43,372	1,521,923
†	Hallmark Financial Services	145,844	1,274,677
	HCC Insurance Holdings	46,900	1,223,621
	Horace Mann Educators	103,950	1,848,231
	Hudson City Bancorp	104,000	1,275,040
	Lazard Class A	43,600	1,529,488
†	Nara Bancorp	43,700	308,522
	Safety Insurance Group	17,500	735,350
*	Suffolk Bancorp	52,645	1,332,971
	Transatlantic Holdings	11,200	569,184
	Willis Group Holdings	22,000	678,040
			23,581,631
Healthcare – 4.75%
*	Beckman Coulter	28,200	1,375,878
*†	CareFusion	56,000	1,391,040
	DENTSPLY International	38,600	1,234,042
*†	Laboratory Corp. of America Holdings	17,500	1,372,525
†	LifePoint Hospitals	30,720	1,077,043
*†	Natus Medical	18,100	263,717
†	RehabCare Group	74,326	1,502,872
	Universal Health Services Class B	30,300	1,177,458
			9,394,575
Real Estate – 0.69%
*	Equity Lifestyle Properties	13,100	713,688
*	Healthcare Realty Trust	27,400	640,886
			1,354,574
Technology – 16.38%
†	Alliant Techsystems	9,600	723,840
*	Altera	26,200	790,192
	Amphenol Class A	15,100	739,598
*†	CACI International Class A	20,300	918,778
@†	Checkpoint Systems	120,600	2,454,211
	Cohu	82,748	1,041,797
*†	CommScope	59,400	1,410,156
*	Diebold	12,600	391,734
	Ducommun	62,970	1,371,487
	†Esterline Technologies	23,200	1,327,736
*†	Fairchild Semiconductor International	81,800	768,920
†	Flextronics International	405,599	2,449,818
*	Gentex	68,900	1,344,239
	Harris	20,000	885,800
*†	InterDigital	50,500	1,495,305
*†	Intermec	39,800	487,948
†	McAfee	14,000	661,640
	Methode Electronics	148,928	1,352,266
†	Quest Software	56,300	1,384,417
†	Rudolph Technologies	182,072	1,513,018
*†	STEC	78,600	978,570
*†	Stratasys	34,800	964,656
*†	Teradyne	72,600	808,764
†	Thermo Fisher Scientific	35,800	1,714,104
*†	VASCO Data Security International	217,478	1,413,607
*†	Vishay Intertechnology	168,700	1,633,016
†	Western Digital	46,900	1,331,491
			32,357,108
Transportation – 1.13%
@	Alexander & Baldwin	27,700	965,068
*	SkyWest	90,860	1,268,406
			2,233,474
Utilities – 1.79%
*	DPL	51,500	1,345,695
*	DTE Energy	16,600	762,438
*	Wisconsin Energy	24,700	1,427,660
			3,535,793
Total Common Stock
	(cost $152,651,657)		183,602,608

		Principal
		Amount
≠Discount Note – 7.05%
	Federal Home Loan Bank
	0.007% 10/1/10	$13,938,006	13,938,006
Total Discount Note
	(cost $13,938,006)		13,938,006

Total Value of Securities Before Securities
	Lending Collateral – 99.99%
	(cost $166,589,663)		197,540,614

		Number of
		Shares
Securities Lending Collateral** – 6.51%
Investment Companies
	BNY Mellon Securities Lending
	Overnight Fund	12,550,724	12,550,724
	BNY Mellon SL DBT II
	Liquidating Fund	300,306	290,906
@†	Mellon GSL Reinvestment Trust II	263,528	13,624
Total Securities Lending Collateral
	(cost $13,114,558)		12,855,254

Total Value of Securities – 106.50%
	(cost $179,704,221)		210,395,868	©
Obligation to Return Securities
	Lending Collateral** – (6.64%)		(13,114,558)
Receivables and Other Assets
	Net of Liabilities – 0.14%		276,833
Net Assets Applicable to 19,388,366
	Shares Outstanding – 100.00%		$197,558,143

Net Asset Value – Optimum Small-Mid Cap Value Fund
Class A ($5,284,330 / 527,021 Shares)	$10.03
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class B ($971,487 / 101,985 Shares)	$9.53
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class C ($20,206,095 / 2,122,258 Shares)	$9.52
Net Asset Value – Optimum Small-Mid Cap Value Fund
Institutional Class ($171,096,231 / 16,637,102 Shares)	$10.28

Components of Net Assets at September 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$195,649,283
Accumulated net realized loss on investments	(28,782,787)
Net unrealized appreciation of investments	30,691,647
Total net assets	$197,558,143

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $3,432,903, which represented 1.74% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $13,036,651 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Value Fund
Net asset value Class A (A)	$10.03
Sales charge (5.75% of offering price) (B)	0.61
Offering price	$10.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Optimum Fund Trust
September 30, 2010 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments, at value1	$908,900,723	$195,199,613	$684,872,133	$631,832,603	$240,806,673	$183,602,608
Short-term investments, at value	60,825,028	4,361,002	28,521,013	8,356,004	3,857,002	13,938,006
Short-term investments held as collateral
for loaned securities, at value	46,457,845	25,068,547	50,672,900	50,212,204	24,403,828	12,855,254
Cash	2,302,693	—	197,702	191,226	28,890	54,370
Restricted cash	1,540,000	—	—	—	—	—
Receivables for securities sold	20,471,693	3,876,984	10,290,653	367,863	2,894,871	1,015,236
Dividends and interest receivable	8,644,914	628,757	612,541	1,194,781	128,901	170,119
Receivables for fund shares sold	2,215,868	283,943	1,234,412	1,135,299	524,096	406,149
Credit default swap contracts, at value
(including up front payments received $910,388)	1,107,036	—	—	—	—	—
Foreign currencies, at value	1,041,073	2,669,736	24,406	5,745	—	—
Variation margin receivable on futures contracts	22,829	—	—	—	—	—
Foreign currency forward contracts, at value	30,997	64,553	—	—	—	—
Securities lending income receivable	6,718	11,153	6,682	225	8,401	1,530
Other assets	1,594	9	—	36	—	—
Total assets	1,053,569,011	232,164,297	776,432,442	693,295,986	272,652,662	212,043,272

Liabilities:
Cash overdraft	—	109,260	—	—	—	—
Payables for securities purchased	84,413,274	3,932,614	17,420,552	774,511	3,034,838	1,006,305
Obligation to return securities lending collateral	47,683,091	25,702,254	51,709,828	51,234,534	24,903,270	13,114,558
Foreign currency forward contracts, at value	1,694,515	—	—	—	82,838	—
Payables for fund shares redeemed	571,753	176,283	498,294	424,413	150,983	109,022
Swaptions (including premium paid $254,535)	184,618	—	—	—	—	—
Accrued protection payments on credit default swaps	5,779	—	—	—	—	—
Foreign currencies, at value	—	—	—	—	947,010	—
Due to manager and affiliates	135,945	86,808	99,097	109,689	33,121	40,128
Other accrued expenses	836,728	213,335	773,594	688,442	286,975	214,468
Other liabilities	—	—	—	—	745	648
Total liabilities	135,525,703	30,220,554	70,501,365	53,231,589	29,439,780	14,485,129

Total Net Assets	$918,043,308	$201,943,743	$705,931,077	$640,064,397	$243,212,882	$197,558,143

Investments, at cost	$868,647,787	$183,866,551	$608,155,205	$621,166,561	$210,075,554	$152,651,657
Short-term investments, at cost	60,825,028	4,361,002	28,521,013	8,356,004	3,857,002	13,938,006
Short-term investments held as collateral
for loaned securities, at cost	47,683,091	25,702,254	51,709,828	51,234,534	24,903,270	13,114,558
Foreign currencies, at cost	1,032,497	2,649,283	24,119	5,715	—	—
1including securities on loaned	45,648,120	24,095,731	50,512,209	50,403,033	24,319,952	13,036,651

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Optimum Fund Trust
Six Months Ended September 30, 2010 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Dividends	$40,923	$3,856,994	$3,413,793	$8,018,475	$710,544	$1,219,640
Interest	24,554,012	2,959	17,515	3,976	3,448	7,592
Securities lending income	51,929	119,100	42,164	38,355	35,479	12,528
Foreign tax withheld	(52,250)	(352,547)	(10,530)	(40,007)	(2,176)	—
	24,594,614	3,626,506	3,462,942	8,020,799	747,295	1,239,760

Expenses:
Management fees	2,522,746	776,177	2,602,630	2,276,918	1,284,512	977,199
Dividend disbursing and transfer agent
fees and expenses	1,107,448	328,831	907,635	842,878	379,274	330,493
Distribution expenses – Class A	71,587	18,954	57,012	54,223	10,689	9,507
Distribution expenses – Class B	27,554	10,005	27,690	26,876	5,162	5,077
Distribution expenses – Class C	856,089	196,717	604,984	579,634	109,813	103,340
Administration expenses	664,943	158,093	539,228	500,810	192,677	156,585
Accounting fees	171,017	38,088	135,316	124,408	46,421	37,725
Reports and statements to shareholders	72,780	18,468	50,679	42,448	15,338	17,371
Professional fees	66,545	27,595	47,136	44,769	25,390	23,092
Trustees’ fees	63,993	15,008	54,363	48,731	19,120	15,390
Registration fees	63,217	36,822	58,104	64,041	35,832	38,847
Custodian fees	48,859	96,790	16,811	9,050	7,963	4,554
Pricing fees	23,603	7,919	945	772	1,032	431
Insurance fees	21,434	5,000	18,980	16,886	5,208	4,225
Other	2,672	2,773	4,510	5,092	2,326	2,277
	5,784,487	1,737,240	5,126,023	4,637,536	2,140,757	1,726,113
Less fees waived	(531,093)	(169,352)	(156,475)	(69,932)	(205,108)	(201,374)
Less expense paid indirectly	(230)	(247)	(257)	(256)	(250)	(256)
Total operating expenses	5,253,164	1,567,641	4,969,291	4,567,348	1,935,399	1,524,483
Net Investment Income (Loss)	19,341,450	2,058,865	(1,506,349)	3,453,451	(1,188,104)	(284,723)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	3,375,746	(3,781,909)	15,045,049	4,120,757	5,395,463	5,616,590
Futures contracts	758,203	124,390	—	—	—	—
Swap contracts	(1,367,356)	—	—	—	—	—
Foreign currencies	(1,769,323)	(9,888)	(139,741)	12,705	(76,167)	—
Net realized gain (loss)	997,270	(3,667,407)	14,905,308	4,133,462	5,319,296	5,616,590
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	34,854,753	4,114,993	(23,764,023)	(22,094,363)	(8,050,201)	(5,734,835)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies	35,852,023	447,586	(8,858,715)	(17,960,901)	(2,730,905)	(118,245)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$55,193,473	$2,506,451	$(10,365,064)	$(14,507,450)	$(3,919,009)	$(402,968)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six Months Ended 9/30/10	Year Ended 3/31/10	Six Months Ended 9/30/10	Year Ended 3/31/10
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,341,450	$53,636,499	$2,058,865	$2,399,523
Net realized gain (loss) on investments and foreign currencies	997,270	21,137,947	(3,667,407)	12,072,059
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	34,854,753	97,067,875	4,114,993	46,250,763
Net increase in net assets resulting from operations	55,193,473	171,842,321	2,506,451	60,722,345

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(743,189)	(2,704,699)	(174,283)	(210,267)
Class B	(91,997)	(348,148)	(20,117)	(36,894)
Class C	(2,845,497)	(10,367,571)	(399,968)	(708,469)
Institutional Class	(11,946,141)	(34,129,218)	(2,614,835)	(1,850,644)
	(15,626,824)	(47,549,636)	(3,209,203)	(2,806,274)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,855,732	3,385,107	516,518	988,480
Class B	42,955	60,379	502	24,001
Class C	10,806,452	17,921,759	1,285,534	3,561,654
Institutional Class	142,084,938	194,426,459	17,060,085	60,448,982

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	723,476	2,644,452	171,047	206,977
Class B	86,932	336,730	19,701	36,076
Class C	2,781,880	10,126,943	395,170	699,187
Institutional Class	11,608,416	33,095,912	2,580,351	1,822,132
	170,990,781	261,997,741	22,028,908	67,787,489

Cost of shares repurchased:
Class A	(5,488,471)	(11,854,007)	(1,737,681)	(3,052,859)
Class B	(564,694)	(1,319,233)	(241,916)	(383,458)
Class C	(20,220,068)	(44,582,487)	(4,745,444)	(11,030,505)
Institutional Class	(62,543,995)	(168,483,326)	(16,398,190)	(32,787,957)
	(88,817,228)	(226,239,053)	(23,123,231)	(47,254,779)
Increase (decrease) in net assets derived from capital share transactions	82,173,553	35,758,688	(1,094,323)	20,532,710
Net Increase (Decrease) in Net Assets	121,740,202	160,051,373	(1,797,075)	78,448,781

Net Assets:
Beginning of period	796,303,106	636,251,733	203,740,818	125,292,037
End of period	$918,043,308	$796,303,106	$201,943,743	$203,740,818
Undistributed net investment income	$16,977,604	$15,471,348	$1,530,252	$2,708,008
See accompanying notes, which are an integral part of the financial statements.

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six Months Ended 9/30/10	Year Ended 3/31/10	Six Months Ended 9/30/10	Year Ended 3/31/10
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,506,349)	$(953,105)	$3,453,451	$8,680,813
Net realized gain (loss) on investments and foreign currencies	14,905,308	80,603,475	4,133,462	(57,399,235)
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(23,764,023)	179,873,048	(22,094,363)	276,475,971
Net increase (decrease) in net assets resulting from operations	(10,365,064)	259,523,418	(14,507,450)	227,757,549

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	(397,078)	(693,967)
Class B	—	—	(36,672)	(82,375)
Class C	—	—	(808,084)	(1,726,789)
Institutional Class	—	(753,154)	(7,461,784)	(11,111,005)
	—	(753,154)	(8,703,618)	(13,614,136)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,479,860	2,642,285	1,441,491	2,529,348
Class B	18,711	96,636	10,968	107,433
Class C	4,074,978	10,516,228	4,021,478	10,384,597
Institutional Class	78,187,392	125,781,819	70,684,177	113,126,953

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	391,381	685,011
Class B	—	—	36,248	79,977
Class C	—	—	797,769	1,704,441
Institutional Class	—	741,206	7,362,691	10,938,799
	83,760,941	139,778,174	84,746,203	139,556,559

Cost of shares repurchased:
Class A	(5,245,495)	(8,517,252)	(4,822,302)	(7,859,345)
Class B	(635,638)	(1,062,063)	(626,709)	(996,339)
Class C	(14,232,609)	(29,951,306)	(13,701,292)	(28,982,433)
Institutional Class	(54,298,506)	(190,004,307)	(49,153,930)	(158,033,296)
	(74,412,248)	(229,534,928)	(68,304,233)	(195,871,413)
Increase (decrease) in net assets derived from capital share transactions	9,348,693	(89,756,754)	16,441,970	(56,314,854)
Net Increase (Decrease) in Net Assets	(1,016,371)	169,013,510	(6,769,098)	157,828,559

Net Assets:
Beginning of period	706,947,448	537,933,938	646,833,495	489,004,936
End of period	$705,931,077	$706,947,448	$640,064,397	$646,833,495
Undistributed (accumulated) net investment income (loss)	$—	$(21,830)	$3,414,363	$8,651,825

See accompanying notes, which are an integral part of the financial statements.

(continues)       51

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six Months Ended 9/30/10	Year Ended 3/31/10	Six Months Ended 9/30/10	Year Ended 3/31/10
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,188,104)	$(1,885,188)	$(284,723)	$(189,583)
Net realized gain on investments	5,319,296	16,100,021	5,616,590	3,056,016
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(8,050,201)	61,895,220	(5,734,835)	68,102,924
Net increase (decrease) in net assets resulting from operations	(3,919,009)	76,110,053	(402,968)	70,969,357

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	—	—	(88,032)

Return of Capital:
Institutional Class	—	—	—	(92,374)
	—	—	—	(180,406)

Capital Share Transactions:
Proceeds from shares sold:
Class A	263,209	539,025	216,013	412,951
Class B	5,026	35,605	—	25,862
Class C	722,475	2,091,719	629,988	1,722,368
Institutional Class	34,163,384	128,206,873	25,848,805	74,088,679

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	177,262
	35,154,094	130,873,222	26,694,806	76,427,122

Cost of shares repurchased:
Class A	(983,011)	(1,536,241)	(812,344)	(1,438,753)
Class B	(132,343)	(191,945)	(130,946)	(171,978)
Class C	(2,655,846)	(5,275,925)	(2,374,862)	(4,946,735)
Institutional Class	(20,796,610)	(39,161,101)	(16,472,924)	(27,361,397)
	(24,567,810)	(46,165,212)	(19,791,076)	(33,918,863)

Increase in net assets derived from capital share transactions	10,586,284	84,708,010	6,903,730	42,508,259
Net Increase in Net Assets	6,667,275	160,818,063	6,500,762	113,297,210

Net Assets:
Beginning of period	236,545,607	75,727,544	191,057,381	77,760,171
End of period	$243,212,882	$236,545,607	$197,558,143	$191,057,381
Undistributed (accumulated) net investment income (loss)	$82,860	$(13,721)	$—	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.290	$7.750	$8.930	$9.050	$8.740	$8.890

Income (loss) from investment operations:
Net investment income2	0.207	0.661	0.449	0.402	0.399	0.316
Net realized and unrealized gain (loss) on investments and foreign currencies	0.396	1.482	(1.140)	(0.066)	0.255	(0.199)
Total from investment operations	0.603	2.143	(0.691)	0.336	0.654	0.117

Less dividends and distributions from:
Net investment income	(0.173)	(0.603)	(0.462)	(0.380)	(0.344)	(0.253)
Net realized gain on investments	—	—	(0.027)	(0.076)	—	(0.014)
Total dividends and distributions	(0.173)	(0.603)	(0.489)	(0.456)	(0.344)	(0.267)

Net asset value, end of period	$9.720	$9.290	$7.750	$8.930	$9.050	$8.740

Total return3	6.58%	28.24%	(7.82% )	3.78%	7.58%	1.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,755	$40,808	$39,299	$63,262	$58,691	$47,956
Ratio of expenses to average net assets	1.35%	1.31%	1.24%	1.24%	1.25%	1.25%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.47%	1.48%	1.47%	1.43%	1.61%	1.67%
Ratio of net investment income to average net assets	4.37%	7.49%	5.38%	4.44%	4.48%	3.55%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.25%	7.32%	5.15%	4.25%	4.12%	3.13%
Portfolio turnover	119%	134%	158%	256%	238%	298%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       53

Financial highlights

Optimum Fixed Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.280	$7.750	$8.930	$9.060	$8.740	$8.900

Income (loss) from investment operations:
Net investment income2	0.176	0.604	0.395	0.343	0.342	0.258
Net realized and unrealized gain (loss) on investments and foreign currencies	0.392	1.486	(1.140)	(0.076)	0.264	(0.209)
Total from investment operations	0.568	2.090	(0.745)	0.267	0.606	0.049

Less dividends and distributions from:
Net investment income	(0.158)	(0.560)	(0.408)	(0.321)	(0.286)	(0.195)
Net realized gain on investments	—	—	(0.027)	(0.076)	—	(0.014)
Total dividends and distributions	(0.158)	(0.560)	(0.435)	(0.397)	(0.286)	(0.209)

Net asset value, end of period	$9.690	$9.280	$7.750	$8.930	$9.060	$8.740

Total return3	6.20%	27.51%	(8.42% )	2.99%	7.01%	0.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,392	$5,587	$5,483	$8,788	$9,568	$9,278
Ratio of expenses to average net assets	2.00%	1.96%	1.89%	1.89%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.12%	2.13%	2.12%	2.08%	2.26%	2.32%
Ratio of net investment income to average net assets	3.72%	6.84%	4.73%	3.79%	3.83%	2.90%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.60%	6.67%	4.50%	3.60%	3.47%	2.48%
Portfolio turnover	119%	134%	158%	256%	238%	298%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.280	$7.760	$8.940	$9.060	$8.750	$8.900

Income (loss) from investment operations:
Net investment income2	0.176	0.604	0.395	0.343	0.341	0.258
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.392	1.476	(1.140)	(0.066)	0.255	(0.199)
Total from investment operations	0.568	2.080	(0.745)	0.277	0.596	0.059

Less dividends and distributions from:
Net investment income	(0.158)	(0.560)	(0.408)	(0.321)	(0.286)	(0.195)
Net realized gain on investments	—	—	(0.027)	(0.076)	—	(0.014)
Total dividends and distributions	(0.158)	(0.560)	(0.435)	(0.397)	(0.286)	(0.209)

Net asset value, end of period	$9.690	$9.280	$7.760	$8.940	$9.060	$8.750

Total return3	6.20%	27.34%	(8.41% )	3.11%	6.88%	0.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,053	$170,214	$157,185	$257,340	$227,036	$186,869
Ratio of expenses to average net assets	2.00%	1.96%	1.89%	1.89%	1.90%	1.90%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.12%	2.13%	2.12%	2.08%	2.26%	2.32%
Ratio of net investment income to average net assets	3.72%	6.84%	4.73%	3.79%	3.83%	2.90%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.60%	6.67%	4.50%	3.60%	3.47%	2.48%
Portfolio turnover	119%	134%	158%	256%	238%	298%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       55

Financial highlights

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.290	$7.740	$8.920	$9.050	$8.730	$8.890

Income (loss) from investment operations:
Net investment income2	0.224	0.692	0.479	0.434	0.431	0.348
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.397	1.484	(1.141)	(0.076)	0.265	(0.209)
Total from investment operations	0.621	2.176	(0.662)	0.358	0.696	0.139

Less dividends and distributions from:
Net investment income	(0.181)	(0.626)	(0.491)	(0.412)	(0.376)	(0.285)
Net realized gain on investments	—	—	(0.027)	(0.076)	—	(0.014)
Total dividends and distributions	(0.181)	(0.626)	(0.518)	(0.488)	(0.376)	(0.299)

Net asset value, end of period	$9.730	$9.290	$7.740	$8.920	$9.050	$8.730

Total return3	6.78%	28.73%	(7.51% )	4.04%	8.09%	1.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$700,843	$579,694	$434,285	$597,388	$454,154	$309,363
Ratio of expenses to average net assets	1.00%	0.96%	0.89%	0.89%	0.90%	0.90%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.12%	1.13%	1.12%	1.08%	1.26%	1.32%
Ratio of net investment income to average net assets	4.72%	7.84%	5.73%	4.79%	4.83%	3.90%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.60%	7.67%	5.50%	4.60%	4.47%	3.48%
Portfolio turnover	119%	134%	158%	256%	238%	298%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.340	$7.010	$13.840	$15.490	$13.470	$11.660

Income (loss) from investment operations:
Net investment income2	0.099	0.124	0.280	0.262	0.112	0.180
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.007	3.366	(6.557)	(0.798)	2.661	2.456
Total from investment operations	0.106	3.490	(6.277)	(0.536)	2.773	2.636

Less dividends and distributions from:
Net investment income	(0.156)	(0.160)	(0.326)	(0.116)	(0.172)	(0.074)
Net realized gain on investments	—	—	(0.227)	(0.998)	(0.581)	(0.752)
Total dividends and distributions	(0.156)	(0.160)	(0.553)	(1.114)	(0.753)	(0.826)

Net asset value, end of period	$10.290	$10.340	$7.010	$13.840	$15.490	$13.470

Total return3	1.24%	50.29%	(46.64% )	(3.96% )	21.26%	23.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,927	$12,082	$9,578	$22,971	$25,523	$20,247
Ratio of expenses to average net assets	1.75%	1.75%	1.77%	1.75%	1.96%	1.96%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.93%	1.94%	1.86%	1.75%	1.96%	2.20%
Ratio of net investment income to average net assets	2.03%	1.30%	2.66%	1.69%	0.78%	1.47%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.85%	1.11%	2.57%	1.69%	0.78%	1.23%
Portfolio turnover	43%	91%	58%	19%	18%	68%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       57

Financial highlights

Optimum International Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.100	$6.880	$13.580	$15.240	$13.290	$11.530

Income (loss) from investment operations:
Net investment income2	0.066	0.064	0.213	0.163	0.021	0.102
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.010	3.304	(6.436)	(0.787)	2.614	2.426
Total from investment operations	0.076	3.368	(6.223)	(0.624)	2.635	2.528

Less dividends and distributions from:
Net investment income	(0.096)	(0.148)	(0.250)	(0.038)	(0.104)	(0.016)
Net realized gain on investments	—	—	(0.227)	(0.998)	(0.581)	(0.752)
Total dividends and distributions	(0.096)	(0.148)	(0.477)	(1.036)	(0.685)	(0.768)

Net asset value, end of period	$10.080	$10.100	$6.880	$13.580	$15.240	$13.290

Total return3	0.89%	49.42%	(47.02% )	(4.59% )	20.44%	22.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,004	$2,243	$1,764	$4,203	$5,031	$4,594
Ratio of expenses to average net assets	2.40%	2.40%	2.42%	2.40%	2.61%	2.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.58%	2.59%	2.51%	2.40%	2.61%	2.85%
Ratio of net investment income to average net assets	1.38%	0.65%	2.01%	1.04%	0.13%	0.82%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.20%	0.46%	1.92%	1.04%	0.13%	0.58%
Portfolio turnover	43%	91%	58%	19%	18%	68%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.100	$6.890	$13.590	$15.250	$13.290	$11.540

Income (loss) from investment operations:
Net investment income2	0.066	0.064	0.213	0.163	0.021	0.102
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.020	3.294	(6.436)	(0.787)	2.624	2.416
Total from investment operations	0.086	3.358	(6.223)	(0.624)	2.645	2.518

Less dividends and distributions from:
Net investment income	(0.096)	(0.148)	(0.250)	(0.038)	(0.104)	(0.016)
Net realized gain on investments	—	—	(0.227)	(0.998)	(0.581)	(0.752)
Total dividends and distributions	(0.096)	(0.148)	(0.477)	(1.036)	(0.685)	(0.768)

Net asset value, end of period	$10.090	$10.100	$6.890	$13.590	$15.250	$13.290

Total return3	0.98%	49.20%	(46.98% )	(4.59% )	20.51%	22.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,966	$43,260	$34,520	$84,431	$91,696	$70,828
Ratio of expenses to average net assets	2.40%	2.40%	2.42%	2.40%	2.61%	2.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.58%	2.59%	2.51%	2.40%	2.61%	2.85%
Ratio of net investment income to average net assets	1.38%	0.65%	2.01%	1.04%	0.13%	0.82%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.20%	0.46%	1.92%	1.04%	0.13%	0.58%
Portfolio turnover	43%	91%	58%	19%	18%	68%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       59

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.430	$7.050	$13.940	$15.590	$13.550	$11.720

Income (loss) from investment operations:
Net investment income2	0.116	0.157	0.317	0.317	0.162	0.224
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.009	3.393	(6.611)	(0.797)	2.679	2.464
Total from investment operations	0.125	3.550	(6.294)	(0.480)	2.841	2.688

Less dividends and distributions from:
Net investment income	(0.185)	(0.170)	(0.369)	(0.172)	(0.220)	(0.106)
Net realized gain on investments	—	—	(0.227)	(0.998)	(0.581)	(0.752)
Total dividends and distributions	(0.185)	(0.170)	(0.596)	(1.170)	(0.801)	(0.858)

Net asset value, end of period	$10.370	$10.430	$7.050	$13.940	$15.590	$13.550

Total return3	1.45%	50.88%	(46.49% )	(3.59% )	21.68%	23.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,047	$146,156	$79,430	$174,954	$154,198	$99,733
Ratio of expenses to average net assets	1.40%	1.40%	1.42%	1.40%	1.61%	1.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.58%	1.59%	1.51%	1.40%	1.61%	1.85%
Ratio of net investment income to average net assets	2.38%	1.65%	3.01%	2.04%	1.13%	1.82%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.20%	1.46%	2.92%	2.04%	1.13%	1.58%
Portfolio turnover	43%	91%	58%	19%	18%	68%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09		3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.640	$6.990		$11.220		$11.980	$11.540	$10.020

Income (loss) from investment operations:
Net investment loss2	(0.030)	(0.025)		(0.001)		(0.021)	(0.047)	(0.057)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.130)	3.675		(4.229)		(0.406)	0.692	1.577
Total from investment operations	(0.160)	3.650		(4.230)		(0.427)	0.645	1.520

Less dividends and distributions from:
Net investment income	—	—		—		(0.296)	(0.205)	—
Return of capital	—	—		—		(0.037)	—	—
Total dividends and distributions	—	—		—		(0.333)	(0.205)	—

Net asset value, end of period	$10.480	$10.640		$6.990		$11.220	$11.980	$11.540

Total return3	(1.50% )	52.22%		(37.70%	)	(3.86% )	5.75%	15.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,827	$36,288		$28,347		$54,022	$56,088	$47,283
Ratio of expenses to average net assets	1.61%	1.61%		1.61%		1.60%	1.69%	1.69%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.65%	1.66%		1.64%		1.60%	1.77%	1.84%
Ratio of net investment loss to average net assets	(0.59% )	(0.28%	)	(0.01%	)	(0.17% )	(0.41% )	(0.52%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.63% )	(0.33%	)	(0.04%	)	(0.17% )	(0.49% )	(0.67%	)
Portfolio turnover	65%	145%		164%		59%	37%	48%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       61

Financial highlights

Optimum Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09		3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.180	$6.730		$10.870		$11.700	$11.340	$9.910

Income (loss) from investment operations:
Net investment loss2	(0.060)	(0.081)		(0.059)		(0.100)	(0.119)	(0.126)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.120)	3.531		(4.081)		(0.397)	0.684	1.556
Total from investment operations	(0.180)	3.450		(4.140)		(0.497)	0.565	1.430

Less dividends and distributions from:
Net investment income	—	—		—		(0.296)	(0.205)	—
Return of capital	—	—		—		(0.037)	—	—
Total dividends and distributions	—	—		—		(0.333)	(0.205)	—

Net asset value, end of period	$10.000	$10.180		$6.730		$10.870	$11.700	$11.340

Total return3	(1.77% )	51.26%		(38.09%	)	(4.56% )	5.14%	14.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,380	$6,135		$4,780		$9,345	$10,819	$10,168
Ratio of expenses to average net assets	2.26%	2.26%		2.26%		2.25%	2.34%	2.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.30%	2.31%		2.29%		2.25%	2.42%	2.49%
Ratio of net investment loss to average net assets	(1.24% )	(0.93%	)	(0.66%	)	(0.82% )	(1.06% )	(1.17%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.28% )	(0.98%	)	(0.69%	)	(0.82% )	(1.14% )	(1.32%	)
Portfolio turnover	65%	145%		164%		59%	37%	48%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09		3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.180	$6.730		$10.870		$11.700	$11.340	$9.910

Income (loss) from investment operations:
Net investment loss2	(0.060)	(0.081)		(0.059)		(0.100)	(0.119)	(0.126)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.130)	3.531		(4.081)		(0.397)	0.684	1.556
Total from investment operations	(0.190)	3.450		(4.140)		(0.497)	0.565	1.430

Less dividends and distributions from:
Net investment income	—	—		—		(0.296)	(0.205)	—
Return of capital	—	—		—		(0.037)	—	—
Total dividends and distributions	—	—		—		(0.333)	(0.205)	—

Net asset value, end of period	$9.990	$10.180		$6.730		$10.870	$11.700	$11.340

Total return3	(1.87% )	51.26%		(38.09%	)	(4.56% )	5.14%	14.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,194	$132,242		$102,233		$203,394	$203,591	$164,995
Ratio of expenses to average net assets	2.26%	2.26%		2.26%		2.25%	2.34%	2.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.30%	2.31%		2.29%		2.25%	2.42%	2.49%
Ratio of net investment loss to average net assets	(1.24% )	(0.93%	)	(0.66%	)	(0.82% )	(1.06% )	(1.17%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.28% )	(0.98%	)	(0.69%	)	(0.82% )	(1.14% )	(1.32%	)
Portfolio turnover	65%	145%		164%		59%	37%	48%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.
(continues)       63

Financial highlights

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.880	$7.130	$11.410	$12.140	$11.650	$10.080

Income (loss) from investment operations:
Net investment gain (loss)2	(0.012)	0.007	0.032	0.023	(0.006)	(0.019)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.138)	3.758	(4.312)	(0.420)	0.701	1.589
Total from investment operations	(0.150)	3.765	(4.280)	(0.397)	0.695	1.570

Less dividends and distributions from:
Net investment income	—	(0.015)	—	(0.296)	(0.205)	—
Return of capital	—	—	—	(0.037)	—	—
Total dividends and distributions	—	(0.015)	—	(0.333)	(0.205)	—

Net asset value, end of period	$10.730	$10.880	$7.130	$11.410	$12.140	$11.650

Total return3	(1.38% )	52.87%	(37.51% )	(3.56% )	6.13%	15.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$549,530	$532,282	$402,574	$723,347	$518,509	$355,961
Ratio of expenses to average net assets	1.26%	1.26%	1.26%	1.25%	1.34%	1.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.30%	1.31%	1.29%	1.25%	1.42%	1.49%
Ratio of net investment gain (loss) to average net assets	(0.24% )	0.07%	0.34%	0.18%	(0.06% )	(0.17%	)
Ratio of net investment gain (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.28% )	0.02%	0.31%	0.18%	(0.14% )	(0.32%	)
Portfolio turnover	65%	145%	164%	59%	37%	48%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.830	$6.710	$11.170	$12.730	$11.320	$10.840

Income (loss) from investment operations:
Net investment income2	0.045	0.118	0.165	0.138	0.128	0.092
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.276)	3.181	(4.453)	(0.931)	1.614	0.947
Total from investment operations	(0.231)	3.299	(4.288)	(0.793)	1.742	1.039

Less dividends and distributions from:
Net investment income	(0.119)	(0.179)	(0.029)	(0.134)	(0.104)	(0.065)
Net realized gain on investments	—	—	(0.143)	(0.633)	(0.228)	(0.494)
Total dividends and distributions	(0.119)	(0.179)	(0.172)	(0.767)	(0.332)	(0.559)

Net asset value, end of period	$9.480	$9.830	$6.710	$11.170	$12.730	$11.320

Total return3	(2.29% )	49.92%	(38.97% )	(6.80% )	15.65%	9.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,909	$34,167	$26,901	$53,097	$58,161	$45,666
Ratio of expenses to average net assets	1.60%	1.58%	1.54%	1.54%	1.55%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.62%	1.62%	1.60%	1.56%	1.73%	1.83%
Ratio of net investment income to average net assets	0.96%	1.38%	1.82%	1.09%	1.07%	0.83%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.94%	1.34%	1.76%	1.07%	0.89%	0.55%
Portfolio turnover	14%	28%	37%	30%	22%	52%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       65

Financial highlights

Optimum Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.720	$6.630	$11.090	$12.640	$11.240	$10.780

Income (loss) from investment operations:
Net investment income2	0.015	0.063	0.106	0.056	0.052	0.021
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.271)	3.147	(4.413)	(0.923)	1.606	0.933
Total from investment operations	(0.256)	3.210	(4.307)	(0.867)	1.658	0.954

Less dividends and distributions from:
Net investment income	(0.064)	(0.120)	(0.010)	(0.050)	(0.030)	—
Net realized gain on investments	—	—	(0.143)	(0.633)	(0.228)	(0.494)
Total dividends and distributions	(0.064)	(0.120)	(0.153)	(0.683)	(0.258)	(0.494)

Net asset value, end of period	$9.400	$9.720	$6.630	$11.090	$12.640	$11.240

Total return3	(2.60% )	48.92%	(39.37% )	(7.38% )	14.97%	9.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,156	$5,943	$4,664	$9,454	$11,403	$10,103
Ratio of expenses to average net assets	2.25%	2.23%	2.19%	2.19%	2.20%	2.20%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.27%	2.27%	2.25%	2.21%	2.38%	2.48%
Ratio of net investment income to average net assets	0.31%	0.73%	1.17%	0.44%	0.42%	0.18%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.29%	0.69%	1.11%	0.42%	0.24%	(0.10% )
Portfolio turnover	14%	28%	37%	30%	22%	52%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.710	$6.630	$11.080	$12.630	$11.240	$10.780

Income (loss) from investment operations:
Net investment income2	0.015	0.063	0.106	0.057	0.051	0.021
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.271)	3.137	(4.403)	(0.924)	1.597	0.933
Total from investment operations	(0.256)	3.200	(4.297)	(0.867)	1.648	0.954

Less dividends and distributions from:
Net investment income	(0.064)	(0.120)	(0.010)	(0.050)	(0.030)	—
Net realized gain on investments	—	—	(0.143)	(0.633)	(0.228)	(0.494)
Total dividends and distributions	(0.064)	(0.120)	(0.153)	(0.683)	(0.258)	(0.494)

Net asset value, end of period	$9.390	$9.710	$6.630	$11.080	$12.630	$11.240

Total return3	(2.61% )	48.76%	(39.31% )	(7.39% )	14.88%	9.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,713	$125,961	$98,881	$205,501	$216,527	$163,876
Ratio of expenses to average net assets	2.25%	2.23%	2.19%	2.19%	2.20%	2.20%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.27%	2.27%	2.25%	2.21%	2.38%	2.48%
Ratio of net investment income to average net assets	0.31%	0.73%	1.17%	0.44%	0.42%	0.18%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.29%	0.69%	1.11%	0.42%	0.24%	(0.10% )
Portfolio turnover	14%	28%	37%	30%	22%	52%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       67

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.870	$6.740	$11.190	$12.750	$11.330	$10.860

Income (loss) from investment operations:
Net investment income2	0.061	0.148	0.197	0.183	0.170	0.131
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.282)	3.193	(4.465)	(0.931)	1.623	0.936
Total from investment operations	(0.221)	3.341	(4.268)	(0.748)	1.793	1.067

Less dividends and distributions from:
Net investment income	(0.149)	(0.211)	(0.039)	(0.179)	(0.145)	(0.103)
Net realized gain on investments	—	—	(0.143)	(0.633)	(0.228)	(0.494)
Total dividends and distributions	(0.149)	(0.211)	(0.182)	(0.812)	(0.373)	(0.597)

Net asset value, end of period	$9.500	$9.870	$6.740	$11.190	$12.750	$11.330

Total return3	(2.16% )	50.47%	(38.76% )	(6.46% )	16.12%	10.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$492,286	$480,762	$358,559	$607,637	$508,000	$319,857
Ratio of expenses to average net assets	1.25%	1.23%	1.19%	1.19%	1.20%	1.20%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.27%	1.27%	1.25%	1.21%	1.38%	1.48%
Ratio of net investment income to average net assets	1.31%	1.73%	2.17%	1.44%	1.42%	1.18%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.29%	1.69%	2.11%	1.42%	1.24%	0.90%
Portfolio turnover	14%	28%	37%	30%	22%	52%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$11.150	$6.760		$11.280	$14.070	$14.340	$11.750

Income (loss) from investment operations:
Net investment loss2	(0.068)	(0.123)		(0.092)	(0.177)	(0.155)	(0.176)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.132)	4.513		(4.428)	(1.952)	0.188	2.766
Total from investment operations	(0.200)	4.390		(4.520)	(2.129)	0.033	2.590

Less dividends and distributions from:
Net realized gain on investments	—	—		—	(0.651)	(0.303)	—
Return of capital	—	—		—	(0.010)	—	—
Total dividends and distributions	—	—		—	(0.661)	(0.303)	—

Net asset value, end of period	$10.950	$11.150		$6.760	$11.280	$14.070	$14.340

Total return3	(1.79% )	64.94%		(40.07% )	(15.96% )	0.37%	22.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,875	$6,736		$4,814	$9,282	$12,088	$11,984
Ratio of expenses to average net assets	1.90%	1.90%		1.90%	1.92%	1.95%	1.95%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.08%	2.10%		2.26%	2.11%	2.32%	2.46%
Ratio of net investment loss to average net assets	(1.27% )	(1.30%	)	(0.96% )	(1.27% )	(1.15% )	(1.38%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.45% )	(1.50%	)	(1.32% )	(1.46% )	(1.52% )	(1.89%	)
Portfolio turnover	37%	100%		119%	46%	46%	47%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       69

Financial highlights

Optimum Small-Mid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.660	$6.510		$10.930	$13.750	$14.110	$11.640

Income (loss) from investment operations:
Net investment loss2	(0.098)	(0.179)		(0.152)	(0.265)	(0.240)	(0.257)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.132)	4.329		(4.268)	(1.894)	0.183	2.727
Total from investment operations	(0.230)	4.150		(4.420)	(2.159)	(0.057)	2.470

Less dividends and distributions from:
Net realized gain on investments	—	—		—	(0.651)	(0.303)	—
Return of capital	—	—		—	(0.010)	—	—
Total dividends and distributions	—	—		—	(0.661)	(0.303)	—

Net asset value, end of period	$10.430	$10.660		$6.510	$10.930	$13.750	$14.110

Total return3	(2.16% )	63.75%		(40.44% )	(16.56% )	(0.27% )	21.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$988	$1,143		$807	$1,620	$2,187	$2,285
Ratio of expenses to average net assets	2.55%	2.55%		2.55%	2.57%	2.60%	2.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.73%	2.75%		2.91%	2.76%	2.97%	3.11%
Ratio of net investment loss to average net assets	(1.92% )	(1.95%	)	(1.61% )	(1.92% )	(1.80% )	(2.03%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(2.10% )	(2.15%	)	(1.97% )	(2.11% )	(2.17% )	(2.54%	)
Portfolio turnover	37%	100%		119%	46%	46%	47%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09		3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.660	$6.510		$10.930		$13.750	$14.110	$11.640

Income (loss) from investment operations:
Net investment loss2	(0.098)	(0.179)		(0.152)		(0.264)	(0.240)	(0.257)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.132)	4.329		(4.268)		(1.895)	0.183	2.727
Total from investment operations	(0.230)	4.150		(4.420)		(2.159)	(0.057)	2.470

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(0.651)	(0.303)	—
Return of capital	—	—		—		(0.010)	—	—
Total dividends and distributions	—	—		—		(0.661)	(0.303)	—

Net asset value, end of period	$10.430	$10.660		$6.510		$10.930	$13.750	$14.110

Total return3	(2.16% )	63.75%		(40.44%	)	(16.56% )	(0.27% )	21.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,317	$23,824		$16,863		$34,086	$40,324	$36,537
Ratio of expenses to average net assets	2.55%	2.55%		2.55%		2.57%	2.60%	2.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.73%	2.75%		2.91%		2.76%	2.97%	3.11%
Ratio of net investment loss to average net assets	(1.92% )	(1.95%	)	(1.61%	)	(1.92% )	(1.80% )	(2.03%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(2.10% )	(2.15%	)	(1.97%	)	(2.11% )	(2.17% )	(2.54%	)
Portfolio turnover	37%	100%		119%		46%	46%	47%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       71

Financial highlights

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09		3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$11.410	$6.900		$11.470		$14.250	$14.470	$11.820

Income (loss) from investment operations:
Net investment loss2	(0.050)	(0.091)		(0.059)		(0.128)	(0.108)	(0.131)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.140)	4.601		(4.511)		(1.991)	0.191	2.781
Total from investment operations	(0.190)	4.510		(4.570)		(2.119)	0.083	2.650

Less dividends and distributions from:
Net realized gain on investments	—	—		—		(0.651)	(0.303)	—
Return of capital	—	—		—		(0.010)	—	—
Total dividends and distributions	—	—		—		(0.661)	(0.303)	—

Net asset value, end of period	$11.220	$11.410		$6.900		$11.470	$14.250	$14.470

Total return3	(1.67% )	65.36%		(39.84%	)	(15.68% )	0.72%	22.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$215,033	$204,843		$53,244		$90,614	$84,934	$67,466
Ratio of expenses to average net assets	1.55%	1.55%		1.55%		1.57%	1.60%	1.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.73%	1.75%		1.91%		1.76%	1.97%	2.11%
Ratio of net investment loss to average net assets	(0.92% )	(0.95%	)	(0.61%	)	(0.92% )	(0.80% )	(1.03%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.10% )	(1.15%	)	(0.97%	)	(1.11% )	(1.17% )	(1.54%	)
Portfolio turnover	37%	100%		119%		46%	46%	47%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.070	$5.690		$10.380	$13.540	$13.590	$12.410

Income (loss) from investment operations:
Net investment income (loss)2	(0.026)	(0.027)		0.011	(0.025)	(0.020)	(0.022)
Net realized and unrealized gain (loss) on investments	(0.014)	4.407		(4.683)	(2.102)	0.759	2.043
Total from investment operations	(0.040)	4.380		(4.672)	(2.127)	0.739	2.021

Less dividends and distributions from:
Net realized gain on investments	—	—		(0.018)	(1.033)	(0.789)	(0.841)
Total dividends and distributions	—	—		(0.018)	(1.033)	(0.789)	(0.841)

Net asset value, end of period	$10.030	$10.070		$5.690	$10.380	$13.540	$13.590

Total return3	(0.40% )	76.98%		(45.09% )	(16.34% )	5.93%	17.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,284	$5,918		$4,045	$9,145	$12,721	$13,300
Ratio of expenses to average net assets	1.83%	1.82%		1.75%	1.76%	1.76%	1.76%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.04%	2.13%		2.22%	2.09%	2.32%	2.58%
Ratio of net investment income (loss) to average net assets	(0.53% )	(0.32%	)	0.15%	(0.20% )	(0.16% )	(0.17% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.74% )	(0.63%	)	(0.32% )	(0.53% )	(0.72% )	(0.99% )
Portfolio turnover	17%	40%		86%	53%	49%	42%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       73

Financial highlights

Optimum Small-Mid Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.590	$5.460		$10.030	$13.190	$13.350	$12.280

Income (loss) from investment operations:
Net investment loss2	(0.055)	(0.077)		(0.042)	(0.102)	(0.101)	(0.102)
Net realized and unrealized gain (loss) on investments	(0.005)	4.207		(4.510)	(2.025)	0.730	2.013
Total from investment operations	(0.060)	4.130		(4.552)	(2.127)	0.629	1.911

Less dividends and distributions from:
Net realized gain on investments	—	—		(0.018)	(1.033)	(0.789)	(0.841)
Total dividends and distributions	—	—		(0.018)	(1.033)	(0.789)	(0.841)

Net asset value, end of period	$9.530	$9.590		$5.460	$10.030	$13.190	$13.350

Total return3	(0.63% )	75.64%		(45.47% )	(16.79% )	5.27%	16.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$972	$1,114		$731	$1,636	$2,239	$2,359
Ratio of expenses to average net assets	2.48%	2.47%		2.40%	2.41%	2.41%	2.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.69%	2.78%		2.87%	2.74%	2.97%	3.23%
Ratio of net investment loss to average net assets	(1.18% )	(0.97%	)	(0.50% )	(0.85% )	(0.81% )	(0.82% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.39% )	(1.28%	)	(0.97% )	(1.18% )	(1.37% )	(1.64% )
Portfolio turnover	17%	40%		86%	53%	49%	42%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10		3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$9.590	$5.460		$10.020	$13.190	$13.350	$12.280

Income (loss) from investment operations:
Net investment income (loss)2	(0.055)	(0.076)		(0.042)	(0.102)	(0.101)	(0.102)
Net realized and unrealized gain (loss) on investments	(0.015)	4.206		(4.500)	(2.035)	0.730	2.013
Total from investment operations	(0.070)	4.130		(4.542)	(2.137)	0.629	1.911

Less dividends and distributions from:
Net realized gain on investments	—	—		(0.018)	(1.033)	(0.789)	(0.841)
Total dividends and distributions	—	—		(0.018)	(1.033)	(0.789)	(0.841)

Net asset value, end of period	$9.520	$9.590		$5.460	$10.020	$13.190	$13.350

Total return3	(0.73% )	75.64%		(45.42% )	(16.79% )	5.27%	16.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,206	$22,163		$14,811	$32,891	$41,622	$38,782
Ratio of expenses to average net assets	2.48%	2.47%		2.40%	2.41%	2.41%	2.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.69%	2.78%		2.87%	2.74%	2.97%	3.23%
Ratio of net investment loss to average net assets	(1.18% )	(0.97%	)	(0.50% )	(0.85% )	(0.81% )	(0.82% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.39% )	(1.28%	)	(0.97% )	(1.18% )	(1.37% )	(1.64% )
Portfolio turnover	17%	40%		86%	53%	49%	42%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       75

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/101	3/31/10	3/31/09	3/31/08	3/31/07	3/31/06
	(Unaudited)
Net asset value, beginning of period	$10.310	$5.820	$10.580	$13.720	$13.720	$12.470

Income (loss) from investment operations:
Net investment income (loss)2	(0.009)	0.002	0.041	0.018	0.025	0.023
Net realized and unrealized gain (loss) on investments	(0.021)	4.505	(4.783)	(2.125)	0.764	2.068
Total from investment operations	(0.030)	4.507	(4.742)	(2.107)	0.789	2.091

Less dividends and distributions from:
Net investment income	—	(0.008)	—	—	—	—
Net realized gain on investments	—	—	(0.018)	(1.033)	(0.789)	(0.841)
Return of capital	—	(0.009)	—	—	—	—
Total dividends and distributions	—	(0.017)	(0.018)	(1.033)	(0.789)	(0.841)

Net asset value, end of period	$10.280	$10.310	$5.820	$10.580	$13.720	$13.720

Total return3	(0.29% )	77.56%	(44.90% )	(15.97% )	6.24%	17.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,096	$161,862	$58,173	$66,657	$71,387	$54,803
Ratio of expenses to average net assets	1.48%	1.47%	1.40%	1.41%	1.41%	1.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.69%	1.78%	1.87%	1.74%	1.97%	2.23%
Ratio of net investment income (loss) to average net assets	(0.18% )	0.03%	0.50%	0.15%	0.19%	0.18%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.39% )	(0.28% )	0.003	(0.18% )	(0.37% )	(0.64% )
Portfolio turnover	17%	40%	86%	53%	49%	42%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust
September 30, 2010 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund and 4.50% for Optimum Fixed Income Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to August 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Trust.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (March 31, 2007-March 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

(continues)       77

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

Repurchase Agreements — Each Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2010, the Funds held no investments in repurchase agreements.

To Be Announced Trades — The Optimum Fixed Income Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund expects to declare and pays dividends from net investment income, if any, annually. Each Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended September 30, 2010.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six month ended September 30, 2010, the Funds earned the following amounts under this agreement:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$230	$247	$257	$256	$250	$256

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisers, and to monitor the sub-advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Optimum Fixed Income Fund	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets over $1 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 million to $100 million
0.7800% of net assets from $100 million to $300 million
0.7650% of net assets from $300 million to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets from $500 million to $1 billion
0.7100% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets from $500 million to $1 billion
0.6675% of net assets from $1 billion to $1.5 billion
0.6475% of net assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Mondrian Investment Partners Limited and BlackRock Advisors, LLC (BlackRock); Optimum Large Cap Growth Fund – Marsico Capital Management, LLC, T. Rowe Price Associates, Inc. (T. Rowe Price), and Fred Alger Management, Inc.; Optimum Large Cap Value Fund – Massachusetts Financial Services Company and TCW Investment Management Company (TCW); Optimum Small-Mid Cap Growth Fund – Columbia Wanger Asset Management, LLC and Wellington Management Company, LLP (Wellington Management); Optimum Small-Mid Cap Value Fund – The Killen Group, Inc., Westwood Management Corp. (Westwood) and The Delafield Group, a division of Tocqueville Asset Management L.P. See Note 11 for further information regarding the sub-advisers for Optimum Large Cap Value Fund.

For the six months ended September 30, 2010, DMC paid the following sub-advisory fees:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$458,740	$383,255	$1,432,956	$1,230,191	$875,804	$577,955

(continues)       79

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Effective July 29, 2010, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses for each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding the specified percentages of average daily net assets through July 29, 2011 as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board and DMC. These fee waivers and expense reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of the Manager and each Fund.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Effective July 29, 2010,
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.27%	1.23%	1.55%	1.45%

Prior to July 29, 2010, DMC had voluntarily agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses for each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding the specified percentages of average daily net assets from August 1, 2009 through July 28, 2010 as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board and DMC. These fee waivers and expense reimbursements applied only to expenses paid directly by each Fund.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Through July 28, 2010,
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.25%	1.26%	1.55%	1.50%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting oversight services to the Trust. For these services, the Trust pays DSC fees based on the aggregate daily net assets of the Trust at the following annual rate: 0.0050% of the first $3 billion; 0.0045% of the next $2 billion; 0.0040% of the next $2.5 billion; 0.0030% of the next $2.5 billion; and 0.0025% of aggregate average daily net assets in excess of $10 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Trust on a relative net asset value basis. For the six months ended September 30, 2010, each Fund was charged for these services as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$21,510	$4,791	$17,020	$15,648	$5,839	$4,745

DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board. For administrative services, each Fund pays DSC a fee at an annual rate (plus out-of-pocket expenses) of 0.165% of assets up to $500 million of the Fund’s average daily net assets; 0.140% of assets from $500 million to $1 billion; and 0.115% of assets over $1 billion. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For such services, the Trust pays DSC a fee at an annual rate of 0.235% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution expenses.

At September 30, 2010, each Fund had liabilities payable to affiliates as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment management
fee payable to DMC	$347,274	$98,537	$413,525	$352,997	$177,750	$122,385
Dividend disbursing, transfer agent and fund
accounting oversight fees, administration
fees and other expenses payable to DSC	293,472	65,707	224,963	207,177	78,273	63,783
Distribution fees payable to DDLP	156,375	36,734	108,536	103,912	19,368	18,352
Other expenses payable
to DMC and affiliates*	39,607	12,357	26,570	24,356	11,584	9,948

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

For the six months ended September 30, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$9,692	$2,911	$9,347	$8,981	$1,584	$1,359

For the six months ended September 30, 2010, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Class A	$0	$0	$0	$0	$0	$0
Class B	2,899	1,603	5,105	4,594	1,229	1,094
Class C	6,180	1,531	4,616	4,500	816	702

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Purchases other than U.S. government securities	$657,638,796	$79,408,350	$434,724,251	$96,042,096	$94,000,361	$39,230,191
Purchases of U.S. government securities	385,739,445	—	—	—	—	—
Sales other than U.S. government securities	682,868,897	82,049,247	422,196,782	83,242,752	83,985,948	30,316,335
Sales of U.S. government securities	273,396,997	—	—	—	—	—

At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Cost of investments	$977,462,291	$216,567,855	$705,467,125	$694,383,956	$239,759,822	$181,355,067
Aggregate unrealized appreciation	$53,464,688	$20,643,053	$81,992,346	$45,154,504	$ 40,760,496	$ 34,880,340
Aggregate unrealized depreciation	(14,743,383)	(12,581,746)	(23,393,425)	(49,137,649)	(11,452,815)	(5,839,539)
Net unrealized appreciation
(depreciation)	$38,721,305	$8,061,307	$58,598,921	$(3,983,145)	$ 29,307,681	$ 29,040,801

(continues)       81

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the each Fund’s investments by fair value hierarchy levels as of September 30, 2010:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Agency Asset- & Mortgage-Backed Securities	$—	$308,555,524	$5,542,957	$314,098,481
Corporate Debt	—	378,818,494	1,611,765	380,430,259
Foreign Debt	—	92,387,740	13,698,286	106,086,026
Municipal Bonds	—	7,399,462	—	7,399,462
U.S. Treasury Obligations	—	99,173,161	—	99,173,161
Discount Note	—	60,825,028	—	60,825,028
Common Stock	496,961	—	3	496,964
Securities Lending Collateral	—	46,392,594	65,251	46,457,845
Other	—	1,216,369	1	1,216,370
Total	$496,961	$994,768,372	$20,918,263	$1,016,183,596

Foreign Currency Contracts	$—	$(1,663,518)	$—	$(1,663,518)
Futures Contracts	$163,611	$—	$—	$163,611
Swap Contracts	$—	$196,648	$—	$196,648
Swaptions	$—	$69,917	$—	$69,917

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$191,065,735	$—	$—	$191,065,735
Investment Companies	2,171,345	—	—	2,171,345
Discount Note	—	4,361,002	—	4,361,002
Securities Lending Collateral	—	25,034,751	33,796	25,068,547
Preferred Stock	1,962,533	—	—	1,962,533
Total	$195,199,613	$29,395,753	$33,796	$224,629,162

Foreign Currency Contracts	$—	$64,553	$—	$64,553

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$677,847,976	$—	$2,668,588	$680,516,564
Investment Companies	3,301,997	—	—	3,301,997
Discount Note	—	28,521,013	—	28,521,013
Securities Lending Collateral	—	50,618,445	54,455	50,672,900
Preferred Stock	—	1,053,572	—	1,053,572
Total	$681,149,973	$80,193,030	$2,723,043	$764,066,046

	Optimum Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$630,741,888	$—	$—	$630,741,888
Convertible Preferred Stock	—	1,090,715	—	1,090,715
Discount Note	—	8,356,004	—	8,356,004
Securities Lending Collateral	—	50,157,931	54,273	50,212,204
Total	$630,741,888	$59,604,650	$54,273	$690,400,811

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$240,806,673	$—	$—	$240,806,673
Discount Note	—	3,857,002	—	3,857,002
Securities Lending Collateral	—	24,377,447	26,381	24,403,828
Total	$240,806,673	$28,234,449	$26,381	$269,067,503

	Optimum Small-Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$183,602,608	$—	$—	$183,602,608
Discount Note	—	13,938,006	—	13,938,006
Securities Lending Collateral	—	12,841,630	13,624	12,855,254
Total	$183,602,608	$26,779,636	$13,624	$210,395,868

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Optimum Fixed Income Fund
	Agency, Asset- and				Securities
	Mortgage-Backed	Corporate	Foreign	Common	Lending
	Securities	Debt	Debt	Stock	Collateral	Other	Total
Balance as of 3/31/10	$ 6,420,927	$1,643,101	$1,556,712	$ 3	$53,640	$ 1	$9,674,384
Net realized gain (loss)	(283,355)	(2,851)	6,410	—	—	—	(279,796)
Purchases	1,210,581	772,646	13,501,427	—	—	—	15,484,654
Sales	(2,734,904)	(460,056)	(1,881,339)	(1)	—	—	(5,076,300)
Transfers into Level 3	8,157	139	—	—	—	—	8,296
Transfers out of Level 3	—	(320,673)	—	—	—	—	(320,673)
Net change in unrealized
appreciation/depreciation	921,551	(20,541)	515,076	1	11,611	—	1,427,698
Balance as of 9/30/10	$ 5,542,957	$1,611,765	$13,698,286	$ 3	$65,251	$ 1	$20,918,263
Net change in unrealized
appreciation/depreciation
from investments still held as of 9/30/10	$ 556,769	$(2,260)	$575,803	$ —	$11,611	$ —	$1,141,923

	Optimum International Fund
	Securities
	Lending
	Collateral	Other	Total
Balance as of 3/31/10	$27,782	$55,030	$82,812
Transfers out of Level 3	—	(62,342)	(62,342)
Net change in unrealized
appreciation/depreciation	6,014	7,312	13,326
Balance as of 9/30/10	$33,796	$—	$33,796
Net change in unrealized appreciation/
depreciation from investments still held
as of 9/30/10	$ 6,014	$7,312	$13,326

(continues)       83

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum Large Cap Growth Fund
	Securities
	Lending	Common
	Collateral	Stock	Total
Balance as of 3/31/10	$44,765	$—	$44,765
Purchases	—	2,149,485	2,149,485
Net change in unrealized
appreciation/depreciation	9,690	519,103	528,793
Balance as of 9/30/10	$54,455	$2,668,588	$2,723,043
Net change in unrealized appreciation/
depreciation from investments still held
as of 9/30/10	$ 9,690	$519,103	$528,793

Optimum Large Cap Value Fund
Securities
Lending
Collateral
Balance as of 3/31/10	$44,615
Net change in unrealized
appreciation/depreciation	9,658
Balance as of 9/30/10	$54,273
Net change in unrealized appreciation/
depreciation from investments still held
as of 9/30/10	$ 9,658

	Optimum Small-Mid Cap Growth Fund
	Securities
	Lending	Common
	Collateral	Stock	Total
Balance as of 3/31/10	$21,686	$209,872	$231,558
Transfers out of Level 3	—	(149,998)	(149,998)
Net change in unrealized
appreciation/depreciation	4,695	(59,874)	(55,179)
Balance as of 9/30/10	$26,381	$—	$26,381
Net change in unrealized appreciation/
depreciation from investments still held
as of 9/30/10	$ 4,695	$(59,874)	$(55,179)

Optimum Small-Mid Cap Value Fund
Securities
Lending
Collateral
Balance as of 3/31/10	$11,200
Net change in unrealized
appreciation/depreciation	2,424
Balance as of 9/30/10	$13,624
Net change in unrealized appreciation/
depreciation from investments still held
as of 9/30/10	$ 2,424

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending March 31, 2011 and interim periods therein. During the period ended September 30, 2010, the Funds made transfers out of Level 1 investments into Level 2 investments based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investments. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange as follows. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in such Fund.

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$45,514,089	$24,607,117	$49,439,666	$49,327,222	$23,895,953	$12,550,724

During the period ended September 30, 2010, transfers out of Level 3 investments into Level 1 investments were made in the amount of $149,998 for the Optimum Small-Mid Cap Growth Fund and transfers out of Level 3 investments into Level 2 investments were made in the amount of $930,673 and $62,342 for the Optimum Fixed Income Fund and Optimum International Fund, respectively. These were due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2010 and the year ended March 31, 2010 was as follows:

Six Months Ended September 30, 2010*

	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap
	Fund	Fund	Value Fund
Ordinary income	$15,626,824	$3,209,203	$8,703,618

Optimum Large Cap Growth Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not make any distributions during the six months ended September 30, 2010.

Year Ended March 31, 2010

	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Value Fund
Ordinary income	$47,549,636	$2,806,274	$750,120	$13,614,136	$88,032
Return of capital	—	—	3,034	—	92,374
Total	$47,549,636	$2,806,274	$753,154	$13,614,136	$180,406

Optimum Small-Mid Cap Growth Fund did not make any distributions during the year ended March 31, 2010.

*Tax information for the six months ended September 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)       85

Notes to financial statements

Optimum Fund Trust

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2010, the estimated components of net assets on a tax basis were as follows:

	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap
	Fund	Fund	Growth Fund
Share of beneficial interest	$876,854,590	$254,579,041	$796,682,463
Undistributed ordinary income	18,400,328	1,779,329	—
Six months period realized gains (losses)	3,350,497	(3,588,864)	8,269,026
Capital loss carryforwards as of 3/31/10	(16,132,020)	(58,963,241)	(157,655,383)
Other temporary differences	(3,303,644)		—
Unrealized appreciation/depreciation of investments,
swap contracts and foreign currencies	38,873,557	8,137,478	58,634,971
Net assets	$918,043,308	$201,943,743	$705,931,077

	Optimum	Optimum	Optimum
	Large Cap	Small-Mid Cap	Small-Mid Cap
	Value Fund	Growth Fund	Value Fund
Share of beneficial interest	$814,978,288	$228,572,644	$195,649,283
Undistributed ordinary income	3,414,363	—	—
Six months period realized gains	648,523	5,256,392	5,425,214
Capital loss carryforwards as of 3/31/10	(175,020,048)	(19,926,636)	(32,557,155)
Unrealized appreciation/depreciation of investments and foreign currencies	(3,956,729)	29,310,482	29,040,801
Net assets	$640,064,397	$243,212,882	$197,558,143

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market on foreign currency contracts, mark-to-market on futures contracts, tax recognition of unrealized gain on passive foreign investment companies, and tax treatment of contigent payment debt instruments and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, passive foreign investment companies, gain (loss) on foreign currency transactions and foreign future contracts, CDS contracts and paydown gains (losses) of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Undistributed (accumulated) net
investment income (loss)	$(2,208,370)	$(27,418)	$1,528,179	$12,705	$1,284,685	$284,723
Accumulated net realized gain (loss)	2,208,370	27,418	139,741	(12,705)	76,167	—
Paid-in capital		—	(1,667,920)	—	(1,360,852)	(284,723)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2010 will expire as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Year of	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Expiration	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
3/31/17	$16,132,020	$2,202,347	$77,826,014	$55,991,912	$15,427,746	$4,705,463
3/31/18	—	56,760,894	79,829,369	119,028,136	4,498,890	27,851,692

For the six months ended September 30, 2010, each Fund had the following capital gains (losses), which may reduce (increase) the capital loss carryforwards.

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$3,350,497	$(3,588,864)	$8,269,026	$648,523	$5,256,392	$5,425,214

6. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap
	Fund		Fund		Growth Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/10	3/31/10	9/30/10	3/31/10	9/30/10	3/31/10
Shares sold:
Class A	300,916	380,500	53,609	104,636	144,870	291,768
Class B	4,563	6,894	54	2,855	2,015	12,315
Class C	1,140,878	2,021,942	134,920	390,232	419,720	1,222,043
Institutional Class	14,993,979	21,802,020	1,749,970	6,025,380	7,546,386	13,430,954
	16,440,336	24,211,356	1,938,553	6,523,103	8,112,991	14,957,080
Shares issued upon reinvestment of
dividends and distributions:
Class A	77,961	302,381	19,005	24,437	—	—
Class B	9,368	38,541	2,229	4,341	—	—
Class C	299,771	1,158,140	44,652	84,037	—	—
Institutional Class	1,250,907	3,778,982	284,807	212,753	—	89,194
	1,638,007	5,278,044	350,693	325,568	—	89,194
Shares repurchased:
Class A	(578,308)	(1,361,901)	(179,705)	(326,529)	(517,189)	(938,322)
Class B	(59,673)	(150,573)	(25,731)	(41,188)	(66,073)	(120,037)
Class C	(2,134,047)	(5,106,580)	(500,678)	(1,203,369)	(1,478,846)	(3,425,748)
Institutional Class	(6,593,258)	(19,275,823)	(1,676,041)	(3,481,196)	(5,259,222)	(21,042,002)
	(9,365,286)	(25,894,877)	(2,382,155)	(5,052,282)	(7,321,330)	(25,526,109)
Net increase (decrease)	8,713,057	3,594,523	(92,909)	1,796,389	791,661	(10,479,835)

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/10	3/31/10	9/30/10	3/31/10	9/30/10	3/31/10
Shares sold:
Class A	153,745	299,064	24,322	59,618	22,060	52,233
Class B	1,239	13,622	498	4,461	—	3,755
Class C	433,959	1,244,236	70,321	245,545	67,611	234,992
Institutional Class	7,554,981	13,146,430	3,116,556	14,215,293	2,583,059	8,887,279
	8,143,924	14,703,352	3,211,697	14,524,917	2,672,730	9,178,259
Shares issued upon reinvestment of
dividends and distributions:
Class A	43,342	89,427	—	—	—	—
Class B	4,041	10,509	—	—	—	—
Class C	88,937	223,973	—	—	—	—
Institutional Class	814,457	1,426,180	—	—	—	24,450
	950,777	1,750,089	—	—	—	24,450
Shares repurchased:
Class A	(517,583)	(920,206)	(91,667)	(167,898)	(82,911)	(174,801)
Class B	(68,167)	(116,086)	(12,948)	(21,246)	(14,104)	(21,432)
Class C	(1,489,757)	(3,421,119)	(261,501)	(601,165)	(256,481)	(636,236)
Institutional Class	(5,275,087)	(19,036,670)	(1,904,485)	(3,978,501)	(1,650,817)	(3,198,117)
	(7,350,594)	(23,494,081)	(2,270,601)	(4,768,810)	(2,004,313)	(4,030,586)
Net increase (decrease)	1,744,107	(7,040,640)	941,096	9,756,107	668,417	5,172,123

(continues)       87

Notes to financial statements

Optimum Fund Trust

7. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Optimum Fixed Income Fund and Optimum International Fund may use futures in the normal course of pursuing their investment objectives. The Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. The Optimum International Fund may use futures contracts to a limited extent, which the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs, Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the year ended September 30, 2010, the Optimum Fixed Income Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options during the period ended September 30, 2010 for the Optimum Fixed Income Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2010	—	$—
Options written	71,000	254,535
Options expired	—	—
Options terminated in closing purchase transactions	—	—
Options outstanding at September 30, 2010	71,000	$254,535

Swap Contracts — The Optimum Fixed Income Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing their investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended September 30, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At September 30, 2010, the net unrealized appreciation of credit default swaps was $196,648. The Fund had posted $1,540,000 as collateral, net of collateral received, for certain open derivatives, which is presented as restricted cash on the statement of assets and liabilities. If a credit event had occurred for all swap transactions where collateral posting was required as of September 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to received $16,428,000 less the value of the contracts’ related reference obligations. As disclosed in the footnotes to the statements of net assets, at September 30, 2010, the notional value of the protection sold was $2,545,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2010, the net unrealized appreciation of the protection sold was $12,635.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(continues)       89

Notes to financial statements

Optimum Fund Trust

7. Derivatives (continued)

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of September 30, 2010 were as follows:

	Optimum Fixed Income Fund
	Assets Derivatives			Liabilities Derivatives
	Statements of			Statements of
	Net Assets Location	Fair Value		Net Assets Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables	$30,997		Payables	$(1,694,515)

Interest rate contracts (Futures)	Receivables	163,611	**	Payables	—

Credit contracts (Swaptions)	Receivables	69,917		Payables	—

Credit contracts (Swaps)	Receivables	200,523		Payables	(3,875)

Total		$465,048			$(1,698,390)

**Includes cumulative depreciation of futures contracts as reported in the notes to statements of net assets. Only current day variation margin is reported with the Fund’s statements of assets and liabilities.

Statements of operations

The effect of derivative instruments on the statements of operations for the period ended September 30, 2010 was as follows:

		Realized Gain or Loss on	Change in Unrealized
	Location of Gain or Loss on	Derivatives Recognized in	Appreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign
	currencies and net change
	in unrealized appreciation/
	depreciation of investments and
	foreign currencies	$(1,513,574)	$(1,969,292)

Interest rate contracts (Futures)	Net realized gain on futures
	contracts and net change
	in unrealized appreciation/
	depreciation of investments and
	foreign currencies	758,203	162,472

Credit contracts (Swaptions)	Net realized gain on swaptions
	contracts and net change
	in unrealized appreciation/
	depreciation of investments and
	foreign currencies	—	69,917

Credit contracts (Swaps)	Net realized loss on swap
	contracts and net change
	in unrealized appreciation/
	depreciation of investments and
	foreign currencies	(1,367,356)	577,854

Total		$(2,122,727)	$(1,159,049)

8. Securities Lending

The Funds may lend theirs securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Funds’ previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Funds’ assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which the Funds received collateral, comprised of securities collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral”.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Value	$45,648,120	$24,095,731	$50,512,209	$50,403,033	$24,319,952	$13,036,651
Securities collateral	8,960	—	62,430	767,120	134,227	258,470
Cash collateral	47,683,091	25,397,064	51,709,828	51,234,534	24,903,270	13,114,558
Value of invested collateral	46,457,845	25,068,547	50,672,900	50,212,204	24,403,828	12,855,254

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

(continues)       91

Notes to financial statements

Optimum Fund Trust

9. Credit and Market Risk (continued)

The Optimum Fixed Income Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest in REITs and is subject to the risks associated with that industry. If the Funds hold real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2010. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Funds’ statements of net assets.

On November 1, 2010, Herndon Capital Management LLC (Herndon) replaced TCW as a sub-advisor of the Optimum Large Cap Value Fund. Please see the supplement to the Fund’s prospectus, dated September 27, 2010, for further information about Herndon.

Other Fund information
(Unaudited)

Optimum Fund Trust

Change in Independent Registered Public Accounting Firm. Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Optimum Fund Trust (the “Fund”) effective May 27, 2010. At a meeting held on March 17, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending March 31, 2011. During the fiscal years ended March 31, 2010 and March 31, 2009, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

Board Consideration of Sub-Advisory Agreement with Herndon Capital Management, LLC

At a meeting held on September 23, 2010, the Board of Trustees, including a majority of non-interested or independent Trustees, approved a new Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Delaware Management Company (the “Manager” or “DMC”) and Herndon Capital Management, LLC (“Herndon” or “Sub-Adviser”) for the Optimum Large Cap Value Fund. Herndon replaced TCW Investment Management Company (“TCW”) as a sub-adviser to the Fund on November 1, 2010. In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about Herndon, including its personnel, operations and financial condition, which had been provided by Herndon. The Board also reviewed material furnished by DMC (with the assistance of its consultant, LPL Financial Corporation (“LPL”)), including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by Herndon; research and analysis concerning DMC’s proposal of Herndon; a description of Herndon’s proposed sub-advisory fees under the Sub-Advisory Agreement; information concerning Herndon’s organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to Herndon’s personnel, organization and policies; copies of Herndon’s compliance policies and procedures and its Code of Ethics; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the independent Trustees received assistance from and met separately with independent counsel. The materials prepared by Management specifically in connection with the approval of the Sub-Advisory Agreement were sent to the independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its consideration of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by Herndon, the Board specifically considered that the Sub-Advisory Agreement contains substantially similar provisions to those in the prior TCW sub-advisory agreement except for the provisions relating to the fees. The Board reviewed materials provided by Herndon regarding the experience and qualifications of personnel who will be responsible for managing Herndon’s portion of the Optimum Large Cap Value Fund, and placed weight on Herndon’s performance in managing an existing account (the “Herndon Account”) in a similar investment strategy to the one they would employ for the Fund. The Board also considered that Herndon would co-manage the Fund with another adviser, Massachusetts Financial Services Company (“MFS”). The Board considered the compatibility of the two advisers’ investment philosophies and methodologies. Based upon these considerations, the Board determined that the nature, extent and quality of the services to be provided by Herndon under the Sub-Advisory Agreement was satisfactory.

Investment Performance. The Board reviewed information on the performance of the Herndon Account over various time periods. The Board also reviewed an analysis showing the projected composite investment performance of the Optimum Large Cap Value Fund that would have resulted from combining the performance of Herndon in managing the Herndon Account with the performance of MFS in managing its portion of the Fund over various time periods measured in several different ways. In respect to such analysis, the Board noted that Herndon’s investment style seemed a good complement to that followed by MFS, and Herndon’s investment strategy seemed to provide a better ability to offset MFS’s investment biases. The Board believed such information and analysis evidenced the benefits to the Fund and high quality of portfolio management services expected to be provided by Herndon under the Sub-Advisory Agreement.

Sub-Advisory Fee; Profitability; and Economies of Scale. The Board was provided with a description of fees to be charged by Herndon under the Sub-Advisory Agreement for the Optimum Large Cap Value Fund, which showed them to be lower than the sub-advisory fees charged by TCW under its sub-advisory agreement. The Board also was provided with information showing that Herndon’s fees were competitive with those charged by Herndon to other comparable investment companies or accounts, and was informed by Management that Herndon’s fees were competitive with fees of other investment managers being considered as possible sub-advisers to the Fund. The Board was informed that Herndon may receive certain fall-out benefits in connection with their relationship with the Fund, such as soft-dollar arrangements. The Board also noted that the management fee paid by the Fund to DMC would stay the same at current asset levels. Information about Herndon’s estimated profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. The investment management fees for the Fund contained breakpoints with the Fund’s asset size being at a high enough level to benefit from such breakpoints and to the extent economies of scale may be realized in the management of the Fund, the Trustees believed such schedule of fees provided a sharing of benefits with the Fund and its shareholders. Based upon such facts, the Board believed that the fees to be charged by Herndon under the Sub-Advisory Agreement were fair and reasonable in relation to the services being provided.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the Fact Sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Robert J. Moore
Chairman and
Chief Financial Officer
LPL Financial Corporation

Theodore K. Smith
Executive Vice President
Delaware Investments

Robert J. Christian
Private Investor

Nicholas D. Constan
Adjunct Professor —
University of Pennsylvania

Durant Adams Hunter
Principal — Ridgeway Partners

Stephen Paul Mullin
Senior Vice President —
Econsult Corporation

Robert A. Rudell
Private Investor

Jon Edward Socolofsky
Private Investor

Affiliated officers

David F. Connor
Vice President,
Deputy General Counsel
and Secretary
Optimum Fund Trust
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Optimum Fund Trust
Philadelphia, PA

David P. O’Connor
Senior Vice President,
General Counsel
and Chief Legal Officer
Optimum Fund Trust
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 914-0278

For securities dealers
and financial institutions
representatives only
800 362-7500

Web site
www.optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 914-0278; (ii) on the Fund’s Web site at www.optimummutualfunds.com; and (iii) on the SEC’s Web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.optimummutualfunds.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Optimum Fund Trust

/s/ THEODORE K. SMITH

By:	Theodore K. Smith
Title:	Chief Executive Officer
Date:	December 6, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ THEODORE K. SMITH

By:	Theodore K. Smith
Title:	Chief Executive Officer
Date:	December 6, 2010

/s/ RICHARD SALUS

By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 6, 2010